UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	June 30, 2019

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	17
Investment Advisory Agreement Approval	28
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,077.10	$1,021.37	$3.55	$3.46	0.69%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,076.50	1,020.13	4.84	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.0%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$333	$340
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 2.28%, 12/1/45	115	116
		456
Agency Fixed Rate Mortgages (15.1%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 1/1/44	706	733
4.00%, 12/1/41 - 10/1/44	930	977
5.41%, 7/1/37 - 8/1/37	21	22
5.44%, 1/1/37 - 6/1/38	60	65
5.46%, 5/1/37 - 1/1/38	88	95
5.48%, 8/1/37 - 10/1/37	48	52
5.50%, 8/1/37 - 4/1/38	75	80
5.52%, 9/1/37 - 10/1/37	17	19
5.62%, 12/1/36 - 8/1/37	69	74
6.00%, 8/1/37 - 5/1/38	24	26
6.50%, 9/1/32	15	17
7.50%, 5/1/35	34	40
8.00%, 8/1/32	23	27
8.50%, 8/1/31	28	34
Federal National Mortgage Association, Conventional Pools:
3.00%, 7/1/49	500	501
3.50%, 3/1/46 - 7/1/49	3,608	3,732
4.00%, 11/1/41 - 9/1/48	2,814	2,938
4.50%, 8/1/40 - 9/1/48	2,000	2,124
5.00%, 7/1/40	105	112
5.62%, 12/1/36	32	34
6.00%, 12/1/38	444	497
6.50%, 11/1/27 - 10/1/38	25	27
7.00%, 6/1/29	7	8
7.50%, 8/1/37	61	73
8.00%, 4/1/33	47	57
8.50%, 10/1/32	47	58
9.50%, 4/1/30	6	6
July TBA:
3.00%, 7/1/34 (a)	1,400	1,428
3.50%, 7/1/49 (a)	5,981	6,115
4.00%, 7/1/49 (a)	1,774	1,834
4.50%, 7/1/49 (a)	1,610	1,683
Government National Mortgage Association, Various Pools:
3.50%, 11/20/40 - 7/20/46	792	817
4.00%, 7/15/44	352	374
5.00%, 12/20/48 - 2/20/49	894	928
		25,607
	Face Amount (000)		Value (000)
Asset-Backed Securities (9.8%)
Aaset Trust, 3.84%, 5/15/39 (b)		$250	$251
Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%, 3.00%, 4/25/34 (c)		584	579
American Homes 4 Rent Trust, 6.07%, 10/17/52 (b)		490	553
Avant Loans Funding Trust, 4.65%, 4/15/26 (b)		400	406
5.00%, 11/17/25 (b)		150	153
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (b)		424	445
CAM Mortgage Trust, 3.96%, 12/1/65 (b)		71	71
Fairstone Financial Issuance Trust I, 3.95%, 3/21/33 (b)	CAD	250	193
Foundation Finance Trust, 3.86%, 11/15/34 (b)		$399	407
FREED ABS Trust, 3.87%, 6/18/26 (b)		350	355
FREED ABS TRUST, 4.61%, 10/20/25 (b)		520	535
JOL Air Ltd., 4.95%, 4/15/44 (b)		246	249
Labrador Aviation Finance Ltd., 5.68%, 1/15/42 (b)		355	371
METAL LLC, 4.58%, 10/15/42 (b)		537	543
MFA LLC, 3.35%, 11/25/47 (b)		521	519
4.16%, 7/25/48 (b)		497	503
Nationstar HECM Loan Trust, 5.43%, 11/25/28 (b)(c)		600	603
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 3.46%, 12/25/33 (c)		401	405
NRZ Excess Spread-Collateralized Notes, 4.37%, 1/25/23 (b)		343	345
4.59%, 2/25/23 (b)		461	465
Oak Hill Advisors Residential Loan Trust, 3.00%, 7/25/57 (b)		342	343
Oxford Finance Funding 2019-1 LLC, 5.44%, 2/15/27 (b)		300	307
PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% 5.34%, 2/25/23 (c)		300	301
Pretium Mortgage Credit Partners LLC, 4.83%, 9/25/58 (b)		483	490
Pretium Mortgage Credit Partners LLC, 4.13%, 8/25/33 (b)		425	429
Prosper Marketplace Issuance Trust, 5.50%, 10/15/24 (b)		646	663
PRPM LLC, 4.00%, 8/25/23 (b)(c)		263	266
RMF Buyout Issuance Trust, 5.43%, 11/25/28 (b)		700	703

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
S-Jets Ltd., 7.02%, 8/15/42 (b)	$771		$797
Sprite 2017-1 Ltd., 4.25%, 12/15/37 (b)	251		257
START Ireland, 4.09%, 3/15/44 (b)	246		247
Tricon American Homes Trust, 5.10%, 1/17/36 (b)	400		416
5.15%, 9/17/34 (b)	400		414
5.77%, 11/17/33 (b)	460		477
Vantage Data Centers Issuer LLC, 4.07%, 2/16/43 (b)	197		203
VOLT LXIV LLC, 3.38%, 10/25/47 (b)	369		371
VOLT LXIX LLC, 4.70%, 8/25/48 (b)	250		254
VOLT LXXII LLC, 4.21%, 10/26/48 (b)	521		526
VOLT LXXIII LLC, 4.46%, 10/25/48 (b)	320		324
VOLT LXXIV LLC, 4.58%, 11/25/48 (b)	523		532
VOLT LXXV LLC, 4.34%, 1/25/49 (b)	319		324
			16,595
Collateralized Mortgage Obligations — Agency Collateral Series (1.0%)
Federal Home Loan Mortgage Corporation, 1 Month USD LIBOR + 4.35%, 6.78%, 12/25/26 (b)(c)	123		129
1 Month USD LIBOR + 5.05%, 7.48%, 7/25/23 (c)	92		95
1 Month USD LIBOR + 5.25%, 7.68%, 7/25/26 (b)(c)	95		100
IO 0.46%, 11/25/27 (c)	13,433		343
0.57%, 8/25/27 (c)	8,356		264
IO REMIC 6.00% - 1 Month USD LIBOR, 3.61%, 11/15/43 - 6/15/44 (c)	2,263		341
6.05% - 1 Month USD LIBOR, 3.66%, 4/15/39 (c)	472		26
IO STRIPS 7.50%, 12/15/29	4		1
Federal National Mortgage Association, IO 6.39% - 1 Month USD LIBOR, 3.99%, 9/25/20 (c)	1,710		38
IO REMIC 6.00%, 5/25/33 - 7/25/33	179		38
IO STRIPS 6.50%, 12/25/29 (c)	—	@	—	@
7.00%, 11/25/19 (c)	—	@	—	@
8.00%, 4/25/24	1		—	@
8.00%, 6/25/35 (c)	13		2
9.00%, 11/25/26	1		—	@
	Face Amount (000)	Value (000)
REMIC 7.00%, 9/25/32	$33	$38
Government National Mortgage Association, IO 0.80%, 8/20/58 (c)	4,694	99
3.62%, 7/16/33	495	9
5.00%, 2/16/41	101	20
IO PAC 6.15% - 1 Month USD LIBOR, 3.77%, 10/20/41 (c)	1,219	68
		1,611
Commercial Mortgage-Backed Securities (3.3%)
BXP Trust, 1 Month USD LIBOR + 3.00%, 5.39%, 11/15/34 (b)(c)	650	651
Citigroup Commercial Mortgage Trust, IO 1.01%, 11/10/48 (c)	2,680	101
1.08%, 9/10/58 (c)	4,659	208
CLNS Trust, 1 Month USD LIBOR + 3.50%, 5.91%, 6/11/32 (b)(c)	400	403
COMM Mortgage Trust, IO 0.16%, 7/10/45 (c)	10,586	36
1.04%, 10/10/47 (c)	3,425	99
1.17%, 7/15/47 (c)	2,847	114
GS Mortgage Securities Trust, 4.91%, 8/10/46 (b)(c)	500	510
IO 0.89%, 9/10/47 (c)	4,802	151
1.48%, 10/10/48 (c)	5,138	321
HMH Trust, 6.29%, 7/5/31 (b)	300	315
InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05%, 4.44%, 1/15/33 (b)(c)	346	344
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.65%, 4/15/46 (c)	6,000	117
0.88%, 12/15/49 (c)	3,119	109
1.15%, 7/15/47 (c)	7,830	235
JPMBB Commercial Mortgage Securities Trust, IO 1.17%, 8/15/47 (c)	3,684	149
Natixis Commercial Mortgage Securities Trust, 4.56%, 2/15/39 (b)(c)	807	848
SG Commercial Mortgage Securities Trust, 4.66%, 2/15/41 (b)(c)	550	514
WFRBS Commercial Mortgage Trust, 4.27%, 5/15/45 (b)(c)	385	390
		5,615

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (37.1%)
Communications (0.5%)
Bharti Airtel International Netherlands BV 5.35%, 5/20/24 (b)	$350	$371
Sirius XM Radio, Inc. 5.50%, 7/1/29 (b)	250	257
Vodafone Group PLC 5.13%, 6/19/59	200	214
		842
Energy (0.6%)
BP Capital Markets America, Inc., 3.12%, 5/4/26	375	383
3.25%, 5/6/22	425	438
Midwest Connector Capital Co. LLC 3.63%, 4/1/22 (b)	175	179
		1,000
Finance (16.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.13%, 7/3/23	575	598
American International Group, Inc., 4.50%, 7/16/44	300	318
4.88%, 6/1/22	275	295
AvalonBay Communities, Inc., Series G 2.95%, 5/11/26	175	178
Bank of America Corp., 4.24%, 4/24/38	250	273
MTN 4.00%, 1/22/25	1,085	1,142
Bank of Montreal 3.80%, 12/15/32	450	457
BNP Paribas SA 4.40%, 8/14/28 (b)	525	569
Boston Properties LP 3.80%, 2/1/24	145	152
BPCE SA 5.15%, 7/21/24 (b)	550	595
Brighthouse Financial, Inc., 4.70%, 6/22/47	85	71
Series WI 3.70%, 6/22/27	325	309
Brookfield Finance, LLC 4.00%, 4/1/24	525	552
Capital One Bank USA NA 3.38%, 2/15/23	510	521
Capital One Financial Corp. 3.30%, 10/30/24	450	462
Cigna Corp. 3.75%, 7/15/23 (b)	350	365
Citigroup, Inc., 3.89%, 1/10/28	300	318
4.45%, 9/29/27	175	189
5.50%, 9/13/25	250	283
CNO Financial Group, Inc. 5.25%, 5/30/29	320	347
Compass Bank 3.50%, 6/11/21	425	433
	Face Amount (000)	Value (000)
Cooperatieve Rabobank UA, 3.88%, 2/8/22	$25	$26
3.95%, 11/9/22	625	649
Credit Agricole SA, 3.75%, 4/24/23 (b)	400	415
3.88%, 4/15/24 (b)	500	529
Danske Bank A/S 5.00%, 1/12/22 (b)	200	209
Deutsche Bank AG, 2.70%, 7/13/20	425	423
3.95%, 2/27/23	425	427
Discover Bank 7.00%, 4/15/20	320	331
Discover Financial Services 3.95%, 11/6/24	275	289
Five Corners Funding Trust 4.42%, 11/15/23 (b)	275	295
GE Capital International Funding Co., Unlimited Co. 4.42%, 11/15/35	550	545
Goldman Sachs Group, Inc. (The), 4.22%, 5/1/29	625	671
6.75%, 10/1/37	435	570
MTN 4.80%, 7/8/44	175	202
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (b)	175	198
Harborwalk Funding Trust 5.08%, 2/15/69 (b)	400	458
Hartford Financial Services Group, Inc. (The) 5.50%, 3/30/20	365	373
HSBC Holdings PLC 4.25%, 3/14/24	750	792
HSBC USA, Inc. 3.50%, 6/23/24	250	261
Humana, Inc. 3.95%, 3/15/27	225	235
ING Bank N.V. 5.80%, 9/25/23 (b)	520	576
Intesa Sanpaolo SpA 5.25%, 1/12/24	300	318
iStar, Inc. 5.25%, 9/15/22	175	180
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/3/26 (b)	300	303
JPMorgan Chase & Co., 3.90%, 1/23/49	500	525
4.13%, 12/15/26	550	589
Liberty Mutual Group, Inc. 4.85%, 8/1/44 (b)	125	137
Lloyds Banking Group PLC, 3.75%, 1/11/27	400	408
4.55%, 8/16/28 (d)	500	539
Marsh & McLennan Cos., Inc. 3.88%, 3/15/24	350	372
MassMutual Global Funding II 3.40%, 3/8/26 (b)	400	419
MetLife, Inc. 5.70%, 6/15/35	150	192

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
MPT Operating Partnership LP/ MPT Finance Corp. 5.00%, 10/15/27	$175	$181
Nationwide Building Society, 4.30%, 3/8/29 (b)	375	392
4.36%, 8/1/24 (b)	200	209
Pine Street Trust I 4.57%, 2/15/29 (b)	250	262
Realty Income Corp. 3.25%, 10/15/22	350	359
REC Ltd. 5.25%, 11/13/23 (b)	430	459
Royal Bank of Scotland Group PLC 3.88%, 9/12/23	625	642
Santander UK Group Holdings PLC 3.57%, 1/10/23	900	916
Standard Chartered PLC 3.05%, 1/15/21 (b)	375	378
Syngenta Finance N.V. 4.89%, 4/24/25 (b)	550	574
TD Ameritrade Holding Corp. 3.63%, 4/1/25	475	500
Travelers Cos., Inc. (The) 3.75%, 5/15/46	200	214
UBS Group Funding Switzerland AG 2.95%, 9/24/20 (b)	525	529
UniCredit SpA 6.57%, 1/14/22 (b)(d)	350	372
UnitedHealth Group, Inc., 2.88%, 3/15/23	350	357
3.75%, 7/15/25	300	321
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.25%, 10/5/20 (b)	450	454
		28,002
Industrials (16.5%)
Air Liquide Finance SA 1.75%, 9/27/21 (b)	225	222
Akamai Technologies, Inc. 0.13%, 5/1/25	162	174
Altria Group, Inc. 5.95%, 2/14/49	150	171
Amazon.com, Inc. 2.80%, 8/22/24	825	853
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 5.20%, 12/1/47	250	266
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	400	446
Apple, Inc., 2.45%, 8/4/26	400	399
4.45%, 5/6/44	250	288
AT&T, Inc., 4.25%, 3/1/27	675	724
4.50%, 3/9/48	200	205
4.90%, 8/15/37	225	243
	Face Amount (000)	Value (000)
BAT Capital Corp. 4.54%, 8/15/47	$475	$441
Becton Dickinson and Co. 2.89%, 6/6/22	425	431
Booking Holdings, Inc. 0.90%, 9/15/21 (d)	105	120
Bristol-Myers Squibb Co. 4.25%, 10/26/49 (b)	350	388
Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.20%, 3/15/28	275	286
4.91%, 7/23/25	175	190
CNH Industrial Capital LLC 4.38%, 11/6/20	300	306
CNOOC Finance 2013 Ltd. 3.00%, 5/9/23	220	222
Comcast Corp., 4.05%, 11/1/52	175	185
4.15%, 10/15/28	525	579
Concho Resources, Inc. 4.85%, 8/15/48	150	169
Constellation Brands, Inc., 3.50%, 5/9/27	150	154
4.40%, 11/15/25	425	463
CVS Health Corp., 4.30%, 3/25/28	400	422
5.05%, 3/25/48	200	213
Daimler Finance North America LLC 2.25%, 7/31/19 (b)	465	465
Dell International LLC/EMC Corp., 4.90%, 10/1/26 (b)	200	209
6.02%, 6/15/26 (b)	175	193
Delta Air Lines, Inc. 2.88%, 3/13/20	300	300
Series AA 3.20%, 10/25/25	250	259
Dollar Tree, Inc., 3.70%, 5/15/23	250	258
4.20%, 5/15/28	175	181
Dow Chemical Co. (The) 5.55%, 11/30/48 (b)	150	179
Eldorado Gold Corp. 9.50%, 6/1/24 (b)	400	402
Energy Transfer Operating L.P., 5.15%, 3/15/45	250	255
Exxon Mobil Corp. 4.11%, 3/1/46	325	375
Ferguson Finance PLC 4.50%, 10/24/28 (b)	525	549
Ford Motor Credit Co., LLC 3.20%, 1/15/21	200	201
Fortune Brands Home & Security, Inc. 4.00%, 9/21/23	350	369
Fox Corp. 5.58%, 1/25/49 (b)	325	398
General Motors Co. 6.60%, 4/1/36	125	139

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Glencore Funding LLC 4.13%, 3/12/24 (b)	$450	$468
HCA, Inc. 4.13%, 6/15/29	295	304
Heathrow Funding Ltd. 4.88%, 7/15/23 (b)	435	463
International Business Machines Corp. 3.30%, 5/15/26	875	908
Lowe's Cos., Inc., 2.50%, 4/15/26	375	368
3.65%, 4/5/29	350	366
Macy's Retail Holdings, Inc. 2.88%, 2/15/23 (d)	260	255
Medtronic, Inc. 4.63%, 3/15/45	35	42
Microsoft Corp. 3.13%, 11/3/25	350	369
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (b)	475	455
Newell Brands, Inc. 4.20%, 4/1/26	560	557
Newmont Goldcorp Corp. 3.70%, 3/15/23 (b)	436	453
NOVA Chemicals Corp. 5.25%, 8/1/23 (b)	280	285
Novartis Capital Corp. 4.40%, 5/6/44	225	264
Nuance Communications, Inc. 1.00%, 12/15/35	179	169
Nvent Finance Sarl 3.95%, 4/15/23	450	457
NXP Semiconductors N.V. 1.00%, 12/1/19	250	264
Palo Alto Networks, Inc. 0.75%, 7/1/23 (b)	159	168
Resort at Summerlin LP, Series B 13.0%, 12/15/07 (e)(f)(g)(h)(i)	299	—
Resorts World Las Vegas LLC/ RWLV Capital, Inc. 4.63%, 4/16/29 (b)	400	414
Rockies Express Pipeline LLC 6.88%, 4/15/40 (b)	300	336
Shell International Finance BV 3.25%, 5/11/25	400	420
Siemens Financieringsmaatschappij N.V. 2.35%, 10/15/26 (b)	525	513
Sika AG 0.15%, 6/5/25	120	139
Southern Copper Corp. 5.25%, 11/8/42	350	385
Splunk, Inc. 0.50%, 9/15/23 (b)	158	174
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC 3.36%, 3/20/23 (b)	597	598
Starbucks Corp. 3.80%, 8/15/25	450	481
	Face Amount (000)	Value (000)
STMicroelectronics N.V., Series B 0.25%, 7/3/24	$200	$229
Telefonica Emisiones SA 4.10%, 3/8/27	550	585
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	50	43
Transurban Finance Co., Pty Ltd. 3.38%, 3/22/27 (b)	325	322
Trimble, Inc. 4.15%, 6/15/23	625	647
United Airlines Pass-Through Trust, Series A 4.00%, 10/11/27	467	491
Verint Systems, Inc. 1.50%, 6/1/21	200	215
Verizon Communications, Inc. 4.67%, 3/15/55	93	106
Vodafone Group PLC 4.38%, 5/30/28	425	460
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (b)	475	517
Walmart, Inc., 3.63%, 12/15/47	100	107
3.70%, 6/26/28	125	137
Weibo Corp. 1.25%, 11/15/22	132	125
Woodside Finance Ltd. 3.70%, 9/15/26 (b)	500	509
		27,860
Utilities (3.0%)
Calpine Corp. 5.25%, 6/1/26 (b)	175	179
Electricite de France SA 4.50%, 9/21/28 (b)	275	302
Enel Finance International N.V., 3.63%, 5/25/27 (b)	275	277
4.25%, 9/14/23 (b)	300	315
Entergy Louisiana LLC 3.05%, 6/1/31	400	404
ITC Holdings Corp. 3.35%, 11/15/27	450	463
Korea Hydro & Nuclear Power Co., Ltd. 3.75%, 7/25/23 (b)	710	743
Mississippi Power Co. 3.95%, 3/30/28	500	525
Oglethorpe Power Corp. 5.05%, 10/1/48	375	434
Southern Power Co., Series D 1.95%, 12/15/19	375	374
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/25 (b)	550	582
Vistra Operations Co. LLC 3.55%, 7/15/24 (b)	475	478
		5,076
		62,780

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (17.0%)
Alternative Loan Trust, 1 Month USD LIBOR + 0.18%, 2.58%, 5/25/47 (c)		$134	$130
5.50%, 2/25/36		8	7
6.00%, 7/25/37		60	52
PAC 5.50%, 2/25/36		4	3
6.00%, 4/25/36		17	14
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 3.05%, 7/25/46 (c)		176	142
5.86%, 10/25/36		346	194
6.00%, 4/25/36		33	34
Banc of America Funding Trust, 5.25%, 7/25/37		204	196
6.00%, 7/25/37		22	21
ChaseFlex Trust, 6.00%, 2/25/37		392	277
CSFB Mortgage-Backed Pass-Through Certificates, 6.50%, 11/25/35		813	317
Eurosail BV, 3 Month EURIBOR + 1.80%, 1.49%, 10/17/40 (c)	EUR	300	340
Eurosail PLC, 3 Month GBP LIBOR + 0.95%, 1.74%, 6/13/45 (c)	GBP	483	602
Eurosail-UK 2007-4bl PLC, 3 Month GBP LIBOR + 0.95%, 1.74%, 6/13/45 (c)		241	302
Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50%, 2.32%, 7/15/47 (c)		222	283
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		$2,411	2,409
3.50%, 5/25/45 - 5/25/47		2,032	2,062
3.88%, 5/25/45 (b)(c)		139	137
4.00%, 5/25/45		87	89
4.75%, 4/25/30 (c)		700	712
1 Month USD LIBOR + 3.30%, 5.70%, 10/25/27 (c)		400	431
Grifonas Finance PLC, 6 Month EURIBOR + 0.28%, 0.05%, 8/28/39 (c)	EUR	402	422
GSR Mortgage Loan Trust, 5.75%, 1/25/37		$164	149
HarborView Mortgage Loan Trust, 1 Month USD LIBOR + 0.19%, 2.58%, 1/19/38 (c)		357	343
Headlands Residential Owner Trust, 1.00%, 6/25/24 (b)		150	150
IM Pastor 3 FTH, 3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	468	478
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35		$62	59
	Face Amount (000)		Value (000)
JP Morgan Mortgage Trust, 4.59%, 6/25/37 (c)		$62	$58
6.00%, 6/25/37		69	72
Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60%, 0.28%, 6/17/38 (c)	EUR	384	412
Lehman Mortgage Trust, 5.50%, 11/25/35		$73	69
6.50%, 9/25/37		741	436
LHOME Mortgage Trust, 4.58%, 10/25/23 (b)		400	406
New Residential Mortgage Loan Trust, 4.00%, 9/25/57 (b)(c)		428	441
NRPL Trust, 4.25%, 7/25/67 (b)(c)		569	576
Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.40%, 1.22%, 1/15/39 (c)	GBP	290	342
Paragon Mortgages No. 15 PLC, 3 Month EURIBOR + 0.54%, 0.22%, 12/15/39 (c)	EUR	500	506
Preston Ridge Partners Mortgage, 4.50%, 1/25/24 (b)		$517	524
RALI Trust, 5.50%, 12/25/34		461	468
6.00%, 4/25/36 - 1/25/37		227	209
PAC 6.00%, 4/25/36		16	15
Residential Asset Securitization Trust, 6.00%, 7/25/36		26	22
RMAC PLC, 2.09%, 6/12/46 (c)	GBP	250	313
Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.75%, 3.53%, 6/18/45 (c)		350	450
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 8/25/58		$4,589	4,585
3.50%, 6/25/57 - 8/25/58		3,547	3,618
4.00%, 7/25/56 (c)		300	318
4.00%, 8/25/56 (b)(c)		400	386
4.00%, 8/25/58		196	203
4.50%, 6/25/57		1,503	1,580
4.75%, 7/25/56 - 6/25/57 (b)(c)		700	709
Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85%, 4.25%, 5/25/47 (b)(c)		805	708
TDA 27 FTA, 3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	500	489
VCAT Asset Securitization, LLC, 4.36%, 2/25/49 (b)		$479	487
			28,757
Municipal Bonds (1.2%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue 6.40%, 1/1/40		115	163

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Municipal Bonds (cont'd)
City of New York, NY, Series G-1 5.97%, 3/1/36		$245	$324
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds 6.18%, 1/1/34		705	943
Municipal Electric Authority of Georgia, GA 6.66%, 4/1/57		431	564
			1,994
Sovereign (8.6%)
Australia Government Bond, 2.75%, 11/21/28	AUD	2,600	2,056
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/29	BRL	3,000	912
Croatia Government International Bond, 2.75%, 1/27/30	EUR	275	364
Ecuador Government International Bond, 8.88%, 10/23/27		$400	417
Egypt Government International Bond, 6.38%, 4/11/31 (b)	EUR	400	464
Export-Import Bank of India, 3.88%, 2/1/28 (b)(d)		$700	720
Hellenic Republic Government Bond, 3.38%, 2/15/25 (b)	EUR	800	999
3.45%, 4/2/24 (b)		565	706
Indonesia Treasury Bond, 6.13%, 5/15/28	IDR	5,074,000	331
8.25%, 5/15/29		5,325,000	400
Kenya Government International Bond, 8.00%, 5/22/32 (b)		$200	212
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	13,000	676
8.50%, 5/31/29		11,000	610
Mexico Government International Bond, 3.60%, 1/30/25		$275	282
New Zealand Government Bond, 3.00%, 4/20/29	NZD	1,300	987
Nigeria Government International Bond, 9.25%, 1/21/49 (b)		$200	227
Pertamina Persero PT, 6.50%, 11/7/48 (b)		350	433
Perusahaan Listrik Negara PT, 6.15%, 5/21/48 (b)		260	310
Peruvian Government International Bond, 5.40%, 8/12/34 (b)	PEN	168	52
Petroleos Mexicanos, 6.38%, 1/23/45		$250	216
6.50%, 1/23/29		210	204
Qatar Government International Bond, 5.10%, 4/23/48 (b)		300	358
Spain Government Bond, 1.95%, 7/30/30 (b)	EUR	650	854
2.90%, 10/31/46 (b)		318	492
3.45%, 7/30/66 (b)		230	409
	Face Amount (000)		Value (000)
Ukraine Government International Bond, 6.75%, 6/20/26 (b)	EUR	240	$290
9.75%, 11/1/28 (b)		$485	549
			14,530
U.S. Treasury Securities (3.6%)
U.S. Treasury Bond, 3.00%, 11/15/44		3,100	3,388
3.13%, 8/15/44		2,400	2,678
			6,066
Total Fixed Income Securities (Cost $158,052)			164,011
	Shares
Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $643)		643,355	643
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $13,567)		13,566,884	13,567
	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill 2.35%, 11/21/19 (j) (Cost $826)		$833	826
Total Short-Term Investments (Cost $15,036)			15,036
Total Investments (105.9%) (Cost $173,088) Including $1,193 of Securities Loaned (k)(l)			179,047
Liabilities in Excess of Other Assets (-5.9%)			(9,998)
Net Assets (100.0%)			$169,049

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  All or a portion of this security was on loan at June 30, 2019.

(e)  Non-income producing security; bond in default.

(f)  Security has been deemed illiquid at June 30, 2019.

(g)  Issuer in bankruptcy.

(h)  Acquired through exchange offer.

(i)  At June 30, 2019, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(j)  Rate shown is the yield to maturity at June 30, 2019.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(l)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,753,000 and the aggregate gross unrealized depreciation is approximately $1,640,000, resulting in net unrealized appreciation of approximately $6,113,000.

@  Value is less than $500.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	6,310		$7,237	9/19/19	$17
Bank of America NA	JPY	47,250		$442	9/19/19	1
Bank of America NA	NZD	1,432		$948	9/19/19	(15)
BNP Paribas SA	HUF	943		$3	9/19/19	(—	@)
BNP Paribas SA	IDR	4,657,723		$326	9/19/19	(1)
Citibank NA	CAD	6		$4	9/19/19	(—	@)
Citibank NA	CHF	112		$116	9/19/19	1
Citibank NA		$216	CAD	285	9/19/19	1
Citibank NA		$65	PLN	240	9/19/19	(—	@)
Citibank NA		$7	SEK	66	9/19/19	(—	@)
Goldman Sachs International	AUD	2,860		$1,998	9/19/19	(15)
Goldman Sachs International	MXN	31,733		$1,631	9/19/19	(—	@)
JPMorgan Chase Bank NA	BRL	1,798		$466	9/19/19	1
JPMorgan Chase Bank NA	GBP	1,775		$2,268	9/19/19	7
JPMorgan Chase Bank NA	NOK	27		$3	9/19/19	—	@
JPMorgan Chase Bank NA		$20	EUR	18	9/19/19	(—	@)
Royal Bank of Canada	CAD	538		$408	9/19/19	(3)
Royal Bank of Canada		$334	MXN	6,524	9/19/19	1
UBS AG		$1,293	JPY	137,884	9/19/19	(7)
						$(12)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	7	Sep-19		$700	$896	$4
U.S. Treasury 2 yr. Note	78	Sep-19		15,600	16,784	87
U.S. Treasury 30 yr. Bond	8	Sep-19		800	1,245	6
U.S. Treasury 5 yr. Note	42	Sep-19		4,200	4,963	46
U.S. Treasury Ultra Bond	33	Sep-19		3,300	5,860	192
UK Long Gilt Bond	6	Sep-19	GBP	600	993	1
Short:
Euro OAT	10	Sep-19	EUR	(1,000)	(1,875)	(35)
German Euro Bund	10	Sep-19		(1,000)	(1,964)	(19)
U.S. Treasury 10 yr. Ultra Long Bond	30	Sep-19		$(3,000)	(4,144)	(116)
						$166

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@  — Value is less than $500.

OAT  — Obligations Assimilables du Trésor (French Treasury Obligation).

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

PLN  — Polish Zloty

SEK  — Swedish Krona

USD  — United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Mortgages — Other	16.1%
Finance	15.7
Industrials	15.6
Agency Fixed Rate Mortgages	14.4
Other**	12.7
Asset-Backed Securities	9.3
Sovereign	8.1
Short-Term Investments	8.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $38,724,000 and net unrealized appreciation of approximately $166,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $12,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $158,878)	$164,837
Investment in Security of Affiliated Issuer, at Value (Cost $14,210)	14,210
Total Investments in Securities, at Value (Cost $173,088)	179,047
Foreign Currency, at Value (Cost $21)	20
Cash	371
Interest Receivable	1,112
Receivable for Investments Sold	332
Receivable for Variation Margin on Futures Contracts	240
Receivable for Fund Shares Sold	106
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	29
Receivable from Affiliate	29
Tax Reclaim Receivable	5
Receivable from Securities Lending Income	—	@
Other Assets	18
Total Assets	181,309
Liabilities:
Payable for Investments Purchased	11,180
Collateral on Securities Loaned, at Value	643
Payable for Advisory Fees	119
Payable for Fund Shares Redeemed	57
Payable for Professional Fees	52
Payable for Servicing Fees	51
Deferred Capital Gain Country Tax	47
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	41
Payable for Distribution Fees — Class II Shares	18
Payable for Administration Fees	11
Payable for Custodian Fees	6
Payable for Transfer Agency Fees	2
Other Liabilities	33
Total Liabilities	12,260
NET ASSETS	$169,049
Net Assets Consist of:
Paid-in-Capital	$155,109
Total Distributable Earnings	13,940
Net Assets	$169,049
CLASS I:
Net Assets	$73,762
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,441,500 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.45
CLASS II:
Net Assets	$95,287
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,360,973 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.40
(1) Including:
Securities on Loan, at Value:	$1,193

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $7 of Foreign Taxes Withheld)	$3,077
Dividends from Security of Affiliated Issuer (Note H)	161
Income from Securities Loaned — Net	3
Total Investment Income	3,241
Expenses:
Advisory Fees (Note B)	305
Distribution Fees — Class II Shares (Note E)	114
Servicing Fees (Note D)	97
Professional Fees	82
Administration Fees (Note C)	65
Custodian Fees (Note G)	23
Pricing Fees	23
Shareholder Reporting Fees	15
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	9
Total Expenses	742
Waiver of Advisory Fees (Note B)	(59)
Rebate from Morgan Stanley Affiliate (Note H)	(11)
Net Expenses	672
Net Investment Income	2,569
Realized Gain (Loss):
Investments Sold	451
Foreign Currency Forward Exchange Contracts	(87)
Foreign Currency Translation	(7)
Futures Contracts	1,089
Swap Agreements	(165)
Net Realized Gain	1,281
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $46)	8,677
Foreign Currency Forward Exchange Contracts	21
Foreign Currency Translation	— @
Futures Contracts	(477)
Swap Agreements	75
Net Change in Unrealized Appreciation (Depreciation)	8,296
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	9,577
Net Increase in Net Assets Resulting from Operations	$12,146

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income	$2,569	$5,322
Net Realized Gain (Loss)	1,281	(711)
Net Change in Unrealized Appreciation (Depreciation)	8,296	(6,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,146	(1,686)
Dividends and Distributions to Shareholders:
Class I	—	(1,924)
Class II	—	(2,404)
Total Dividends and Distributions to Shareholders	—	(4,328)
Capital Share Transactions:(1)
Class I:
Subscribed	7,689	8,660
Distributions Reinvested	—	1,924
Redeemed	(9,794)	(17,378)
Class II:
Subscribed	11,254	19,537
Distributions Reinvested	—	2,404
Redeemed	(14,455)	(38,261)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,306)	(23,114)
Total Increase (Decrease) in Net Assets	6,840	(29,128)
Net Assets:
Beginning of Period	162,209	191,337
End of Period	$169,049	$162,209
(1) Capital Share Transactions:
Class I:
Shares Subscribed	698	810
Shares Issued on Distributions Reinvested	—	182
Shares Redeemed	(888)	(1,626)
Net Decrease in Class I Shares Outstanding	(190)	(634)
Class II:
Shares Subscribed	1,029	1,830
Shares Issued on Distributions Reinvested	—	228
Shares Redeemed	(1,330)	(3,597)
Net Decrease in Class II Shares Outstanding	(301)	(1,539)

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.63		$10.98		$10.67		$10.25		$10.68		$10.21
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.34		0.34		0.33		0.20		0.30
Net Realized and Unrealized Gain (Loss)	0.64		(0.41)		0.32		0.30		(0.27)		0.49
Total from Investment Operations	0.82		(0.07)		0.66		0.63		(0.07)		0.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.35)		(0.21)		(0.36)		(0.32)
Net Asset Value, End of Period	$11.45		$10.63		$10.98		$10.67		$10.25		$10.68
Total Return(3)	7.71	%(4)(7)	(0.65)%		6.24%		6.11	%(5)	(0.65)%		7.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,762		$70,476		$79,752		$82,746		$88,018		$100,671
Ratio of Expenses Before Expense Limitation	0.77	%(8)	0.76%		0.76%		0.72%		0.76%		0.80%
Ratio of Expenses After Expense Limitation	0.69	%(6)(8)	0.68	%(6)	0.68	%(6)	0.61	%(6)	0.69	%(6)	0.65	%(6)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		0.61	%(6)	N/A		0.68	%(6)
Ratio of Net Investment Income	3.30	%(6)(8)	3.12	%(6)	3.10	%(6)	3.06	%(6)	1.89	%(6)	2.83	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	114	%(7)	220%		277%		376%		400%		320%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 7.61%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 4.34%.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.59		$10.94		$10.64		$10.22		$10.65		$10.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.31		0.31		0.30		0.17		0.27
Net Realized and Unrealized Gain (Loss)	0.64		(0.41)		0.31		0.30		(0.26)		0.49
Total from Investment Operations	0.81		(0.10)		0.62		0.60		(0.09)		0.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.25)		(0.32)		(0.18)		(0.34)		(0.30)
Net Asset Value, End of Period	$11.40		$10.59		$10.94		$10.64		$10.22		$10.65
Total Return(3)	7.65	%(4)(7)	(0.91)%		5.89%		5.86	%(5)	(0.83)%		7.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$95,287		$91,733		$111,585		$103,739		$104,736		$104,837
Ratio of Expenses Before Expense Limitation	1.02	%(8)	1.01%		1.01%		0.97%		1.04%		1.15%
Ratio of Expenses After Expense Limitation	0.94	%(6)(8)	0.93	%(6)	0.93	%(6)	0.86	%(6)	0.94	%(6)	0.90	%(6)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		0.86	%(6)	N/A		0.93	%(6)
Ratio of Net Investment Income	3.05	%(6)(8)	2.87	%(6)	2.85	%(6)	2.81	%(6)	1.64	%(6)	2.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	114	%(7)	220%		277%		376%		400%		320%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 7.55%.

(5)  Performance was positively impacted by approximately 1.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class II shares would have been approximately 4.09%.

(6)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$456	$—		$456
Agency Fixed Rate Mortgages	—	25,607	—		25,607
Asset-Backed Securities	—	16,595	—		16,595
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,611	—		1,611
Commercial Mortgage- Backed Securities	—	5,615	—		5,615
Corporate Bonds	—	62,780	—	†	62,780	†
Mortgages - Other	—	28,757	—		28,757
Municipal Bonds	—	1,994	—		1,994
Sovereign	—	14,530	—		14,530
U.S. Treasury Securities	—	6,066	—		6,066
Total Fixed Income Securities	—	164,011	—	†	164,011	†
Short-Term Investments
Investment Company	14,210	—	—		14,210
U.S. Treasury Securities	—	826	—		826
Total Short-Term Investments	14,210	826	—		15,036
Foreign Currency Forward Exchange Contracts	—	29	—		29
Futures Contracts	336	—	—		336
Total Assets	14,546	164,866	—	†	179,412	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(41)	—		(41)
Futures Contracts	(170)	—	—		(170)
Total Liabilities	(170)	(41)	—		(211)
Total	$14,376	$164,825	$—	†	$179,201	†

†  Includes one security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$—

†  Includes one security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

As of June 30, 2019, the Fund did not have any open swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$29
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	336	(a)
Total			$365
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(41)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(170	)(a)
Total			$(211)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(87)
Interest Rate Risk	Futures Contracts	1,089
Interest Rate Risk	Swap Agreements	(165)
Total		$837
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$21
Interest Rate Risk	Futures Contracts	(477)
Interest Rate Risk	Swap Agreements	75
Total		$(381)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$29	$(41)

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$18		$(15)	$—	$3
Citibank NA	2		(— @)		2
JPMorgan Chase Bank NA	8		(— @)	—	8
Royal Bank of Canada	1		(1)	—	0
Total	$29		$(16)	$—	$13
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$15		$(15)	$—	$0
BNP Paribas SA	1		—	—	1
Citibank NA	—	@	(— @)	—	0
Goldman Sachs International	15		—	—	15
JPMorgan Chase Bank NA	—	@	(— @)	—	0
Royal Bank of Canada	3		(1)	—	2
UBS AG	7		—	—	7
Total	$41		$(16)	$—	$25

@  Amount is less than $500.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$19,060,000
Futures Contracts:
Average monthly notional value	$48,471,000
Swap Agreements:
Average monthly notional amount	$2,362,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,193	(d)	$—	$(1,193	)(e)(f)	$0

(d)  Represents market value of loaned securities at period end.

(e)  The Fund received cash collateral of approximately $643,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $570,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$643	$—	$—	$—	$643
Total Borrowings	$643	$—	$—	$—	$643
Gross amount of recognized liabilities for securities lending transactions					$643

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.29% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation),

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

will not exceed 0.70% for Class I shares and 0.95% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $59,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $36,862,000 and $47,307,000, respectively. For the six months ended June 30, 2019, purchases and sales of long-term U.S. Government securities were approximately $143,223,000 and $138,062,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$13,323	$40,804	$39,917	$161
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$14,210

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,328	$—	$5,602	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, and paydown adjustments, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(2)	$2

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,571	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short term and long term capital losses of approximately $1,045,000 and $217,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.6%.

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and it did not have an impact on the Fund's financial statements.

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
2655627 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,114.20	$1,019.29	$5.82	$5.56	1.11%
Emerging Markets Debt Portfolio Class II	1,000.00	1,115.20	1,019.04	6.08	5.81	1.16

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (95.4%)
Angola (1.0%)
Sovereign (1.0%)
Angolan Government International Bond, 9.38%, 5/8/48 (a)		$1,860	$2,055
Argentina (5.1%)
Corporate Bonds (2.6%)
Province of Santa Fe, 6.90%, 11/1/27 (a)		1,210	980
Provincia de Cordoba, 7.45%, 9/1/24 (a)(b)		440	348
Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (a)		2,220	1,643
Provincia de Rio Negro, 7.75%, 12/7/25 (a)		600	397
Provincia del Chaco Argentina, 9.38%, 8/18/24 (a)		2,370	1,754
			5,122
Sovereign (2.5%)
Argentina POM Politica Monetaria, 63.70%, 6/21/20 (c)	ARS	32,690	753
Argentine Republic Government International Bond, 6.88%, 1/26/27 - 1/11/48		$1,560	1,206
7.13%, 7/6/36 - 12/31/99		1,720	1,309
7.50%, 4/22/26		580	491
Republic of Argentina, 3.75%, 12/31/38 (d)		1,850	1,087
			4,846
			9,968
Azerbaijan (1.6%)
Sovereign (1.6%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		1,920	1,814
Southern Gas Corridor CJSC, 6.88%, 3/24/26		1,140	1,325
			3,139
Bahrain (0.8%)
Sovereign (0.8%)
Bahrain Government International Bond, 7.50%, 9/20/47		1,440	1,529
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond, 6.20%, 2/28/30 (a)		670	719
Brazil (4.6%)
Corporate Bonds (2.4%)
Embraer Netherlands Finance BV, 5.05%, 6/15/25		460	498
5.40%, 2/1/27		430	478
Minerva Luxembourg SA, 5.88%, 1/19/28 (a)		1,430	1,435
	Face Amount (000)	Value (000)
Petrobras Global Finance BV, 6.00%, 1/27/28	$1,000	$1,065
Rumo Luxembourg Sarl, 7.38%, 2/9/24	1,092	1,181
		4,657
Sovereign (2.2%)
Brazilian Government International Bond, 5.00%, 1/27/45	2,829	2,806
6.00%, 4/7/26	1,250	1,441
		4,247
		8,904
Chile (1.4%)
Corporate Bonds (1.0%)
Colbun SA, 4.50%, 7/10/24 (a)	1,030	1,086
Geopark Ltd., 6.50%, 9/21/24 (a)	890	920
		2,006
Sovereign (0.4%)
Empresa Nacional del Petroleo, 4.75%, 12/6/21	761	794
		2,800
China (5.6%)
Corporate Bond (0.5%)
Fufeng Group Ltd., 5.88%, 8/28/21	950	991
Sovereign (5.1%)
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 5/17/42	1,590	1,851
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23	4,970	5,285
Three Gorges Finance I Cayman Islands Ltd., 2.30%, 6/2/21 (a)	2,090	2,080
3.70%, 6/10/25 (a)	838	877
		10,093
		11,084
Colombia (3.2%)
Corporate Bonds (0.6%)
Millicom International Cellular SA, 6.63%, 10/15/26 (a)	390	426
Termocandelaria Power Ltd., 7.88%, 1/30/29 (a)	610	670
		1,096
Sovereign (2.6%)
Colombia Government International Bond, 4.38%, 7/12/21	530	549
5.00%, 6/15/45	1,950	2,157
11.75%, 2/25/20	1,250	1,330

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Colombian TES, Series B 6.25%, 11/26/25	COP	3,100,000	$1,003
			5,039
			6,135
Costa Rica (1.1%)
Sovereign (1.1%)
Costa Rica Government International Bond, 7.16%, 3/12/45		$2,260	2,274
Dominican Republic (1.9%)
Sovereign (1.9%)
Dominican Republic International Bond, 6.00%, 7/19/28 (a)		570	617
6.88%, 1/29/26 (a)		1,300	1,472
7.45%, 4/30/44 (a)		739	859
9.75%, 6/5/26 (a)	DOP	44,050	887
			3,835
Ecuador (3.0%)
Sovereign (3.0%)
Ecuador Government International Bond, 7.88%, 1/23/28		$1,300	1,290
8.75%, 6/2/23 (a)		860	942
8.88%, 10/23/27 (a)		1,100	1,148
8.88%, 10/23/27		1,960	2,046
10.75%, 1/31/29 (a)		460	520
			5,946
Egypt (2.3%)
Sovereign (2.3%)
Egypt Government International Bond, 4.75%, 4/16/26	EUR	510	584
6.13%, 1/31/22 (a)		$200	207
6.38%, 4/11/31 (a)	EUR	1,500	1,739
6.59%, 2/21/28		$1,000	1,011
7.50%, 1/31/27 (a)		890	952
			4,493
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond, 6.38%, 1/18/27		721	722
8.63%, 2/28/29 (a)		760	866
			1,588
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon, 6.95%, 6/16/25 (a)		610	611
Georgia (0.2%)
Corporate Bond (0.2%)
TBC Bank JSC, 5.75%, 6/19/24 (a)		495	493
	Face Amount (000)	Value (000)
Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond, 8.63%, 6/16/49 (a)	$1,460	$1,476
8.95%, 3/26/51 (a)	410	426
		1,902
Honduras (0.2%)
Sovereign (0.2%)
Honduras Government International Bond, 8.75%, 12/16/20	400	430
Hungary (0.4%)
Sovereign (0.4%)
Hungary Government International Bond, 7.63%, 3/29/41	540	868
India (0.4%)
Sovereign (0.4%)
Export-Import Bank of India, 3.38%, 8/5/26 (a)	790	792
Indonesia (9.6%)
Sovereign (9.6%)
Indonesia Government International Bond, 4.13%, 1/15/25	2,564	2,700
4.75%, 1/8/26 (a)	830	905
4.75%, 1/8/26	990	1,079
5.13%, 1/15/45 (a)	200	226
5.35%, 2/11/49 (b)	950	1,139
5.88%, 1/15/24 (a)	460	516
5.88%, 1/15/24	4,250	4,770
5.95%, 1/8/46 (a)	330	415
7.75%, 1/17/38	2,105	3,049
Pertamina Persero PT, 6.45%, 5/30/44 (a)	1,030	1,265
6.50%, 11/7/48 (a)	1,000	1,239
Perusahaan Listrik Negara PT, 6.15%, 5/21/48 (a)	1,300	1,549
		18,852
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond, 6.75%, 3/9/23 (a)	690	710
Jamaica (0.6%)
Corporate Bond (0.1%)
Digicel Ltd., 6.00%, 4/15/21	270	206
Sovereign (0.5%)
Jamaica Government International Bond, 8.00%, 3/15/39	860	1,066
		1,272
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond, 7.38%, 10/10/47 (a)	580	600

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Kazakhstan (0.9%)
Sovereign (0.9%)
Kazakhstan Government International Bond, 5.13%, 7/21/25 (a)	$200	$226
KazMunayGas National Co., JSC, 6.38%, 10/24/48 (a)	1,280	1,529
		1,755
Kenya (0.9%)
Sovereign (0.9%)
Kenya Government International Bond, 8.00%, 5/22/32 (a)	790	836
8.25%, 2/28/48	270	282
8.25%, 2/28/48 (a)	570	595
		1,713
Lebanon (1.3%)
Sovereign (1.3%)
Lebanon Government International Bond, 6.85%, 3/23/27 - 5/25/29	3,240	2,568
Mexico (10.7%)
Corporate Bond (0.6%)
Mexichem SAB de CV, 5.50%, 1/15/48 (a)	1,240	1,236
Sovereign (10.1%)
Banco Nacional de Comercio Exterior SNC, 3.80%, 8/11/26 (a)	1,263	1,276
Mexico Government International Bond, 3.75%, 1/11/28	1,290	1,316
4.15%, 3/28/27	1,398	1,467
4.60%, 1/23/46	2,530	2,595
6.05%, 1/11/40	1,482	1,772
Petroleos Mexicanos, 4.88%, 1/24/22	1,730	1,730
5.63%, 1/23/46	750	608
6.38%, 1/23/45	1,073	927
6.50%, 3/13/27 - 6/2/41	4,990	4,695
6.63%, 6/15/38	1,176	1,054
6.75%, 9/21/47	1,078	963
8.63%, 12/1/23	1,350	1,492
		19,895
		21,131
Nigeria (1.4%)
Sovereign (1.4%)
Nigeria Government International Bond, 6.38%, 7/12/23	670	710
6.50%, 11/28/27 (a)	920	924
7.14%, 2/23/30 (a)	660	669
9.25%, 1/21/49 (a)	400	454
		2,757
Panama (1.7%)
Corporate Bond (0.2%)
Empresa de Transmision Electrica SA, 5.13%, 5/2/49 (a)	370	406
	Face Amount (000)	Value (000)
Sovereign (1.5%)
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)	$1,245	$1,407
Panama Government International Bond, 4.00%, 9/22/24	294	313
8.88%, 9/30/27	913	1,295
		3,015
		3,421
Paraguay (1.4%)
Sovereign (1.4%)
Paraguay Government International Bond, 4.63%, 1/25/23 (a)	320	337
4.70%, 3/27/27 (a)	473	514
5.40%, 3/30/50 (a)	610	679
6.10%, 8/11/44 (a)	1,060	1,265
		2,795
Peru (2.6%)
Corporate Bond (0.2%)
Union Andina de Cementos SAA, 5.88%, 10/30/21 (a)	340	351
Sovereign (2.4%)
Corporación Financiera de Desarrollo SA, 5.25%, 7/15/29 (a)	1,298	1,403
Peruvian Government International Bond, 6.55%, 3/14/37	1,150	1,627
Petroleos del Peru SA, 4.75%, 6/19/32 (a)	1,490	1,634
		4,664
		5,015
Philippines (2.0%)
Sovereign (2.0%)
Philippine Government International Bond, 3.95%, 1/20/40	836	936
9.50%, 2/2/30	1,849	2,962
		3,898
Poland (1.2%)
Sovereign (1.2%)
Republic of Poland Government International Bond, 3.00%, 3/17/23 (b)	1,290	1,326
4.00%, 1/22/24	650	701
5.00%, 3/23/22	250	269
		2,296
Qatar (2.3%)
Sovereign (2.3%)
Qatar Government International Bond, 4.00%, 3/14/29	1,200	1,295
4.82%, 3/14/49 (a)	2,880	3,308
		4,603

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Russia (4.8%)
Sovereign (4.8%)
Russian Foreign Bond - Eurobond, 4.50%, 4/4/22		$4,400	$4,589
5.63%, 4/4/42		4,200	4,935
			9,524
Saudi Arabia (2.7%)
Sovereign (2.7%)
Saudi Government International Bond, 4.38%, 4/16/29		2,150	2,328
5.25%, 1/16/50 (a)		2,630	2,997
			5,325
Senegal (0.4%)
Sovereign (0.4%)
Senegal Government International Bond, 6.25%, 5/23/33 (a)		920	892
South Africa (2.3%)
Sovereign (2.3%)
Eskom Holdings SOC Ltd., 6.75%, 8/6/23		560	588
7.13%, 2/11/25		760	799
8.45%, 8/10/28 (a)(b)		850	960
South Africa Government International Bond, 5.88%, 9/16/25		1,970	2,162
			4,509
Sri Lanka (1.9%)
Sovereign (1.9%)
Sri Lanka Government International Bond, 6.75%, 4/18/28		2,000	1,938
7.55%, 3/28/30 (a)		970	973
7.85%, 3/14/29 (a)		760	785
			3,696
Tajikistan (0.5%)
Sovereign (0.5%)
Republic of Tajikistan International Bond, 7.13%, 9/14/27		1,060	1,007
Turkey (4.2%)
Sovereign (4.2%)
Turkey Government International Bond, 3.25%, 3/23/23		340	311
4.88%, 4/16/43		1,100	859
5.63%, 3/30/21		4,342	4,411
6.88%, 3/17/36		1,200	1,153
7.25%, 12/23/23 (b)		1,480	1,532
			8,266
Ukraine (3.8%)
Sovereign (3.8%)
Ukraine Government International Bond, 6.75%, 6/20/26 (a)	EUR	360	435
7.75%, 9/1/23 - 9/1/26		$4,390	4,596
9.75%, 11/1/28 (a)		690	781
9.75%, 11/1/28		1,560	1,765
			7,577
	Face Amount (000)	Value (000)
United Arab Emirates (0.5%)
Sovereign (0.5%)
Abu Dhabi Government International Bond, 3.13%, 5/3/26	$938	$976
Uruguay (0.4%)
Sovereign (0.4%)
Uruguay Government International Bond, 5.10%, 6/18/50	760	857
Venezuela (1.3%)
Sovereign (1.3%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (e)(f)	15,740	2,518
Total Fixed Income Securities (Cost $185,938)		188,098
	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, expires 11/15/20 (g)	750	31
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (g)	3,750	9
Total Warrants (Cost $—)		40
	Shares
Short-Term Investments (5.9%)
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	3,891,713	3,892
	Face Amount (000)
Repurchase Agreements (0.6%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $180; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $184)	$180	180
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $1,009; fully collateralized by U.S. Government obligations; 2.13% - 2.50% due 2/15/41 – 5/15/46; valued at $1,029)	1,009	1,009
		1,189
Total Securities held as Collateral on Loaned Securities (Cost $5,081)		5,081
	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $2,312)	2,311,826	2,312

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (2.1%)
Nigeria (1.0%)
Nigeria Treasury Bills, 17.95%, 2/27/20	NGN	177,499	$454
18.30%, 2/27/20		215,150	550
19.10%, 2/27/20		398,351	1,019
			2,023
Egypt (1.1%)
Egypt Treasury Bills, 17.50%, 9/10/19	EGP	14,675	853
17.58%, 9/10/19		21,875	1,272
			2,125
Total Short-Term Investments (Cost $11,384)			11,541
Total Investments (101.3%) (Cost $197,322) Including $5,040 of Securities Loaned (h)(i)			199,679
Liabilities in Excess of Other Assets (-1.3%)			(2,495)
Net Assets (100.0%)			$197,184

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2019. Maturity date disclosed is the ultimate maturity date.

(e)  Issuer in bankruptcy.

(f)  Non-income producing security; bond in default.

(g)  Security has been deemed illiquid at June 30, 2019.

(h)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(i)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,904,000 and the aggregate gross unrealized depreciation is approximately $9,543,000, resulting in net unrealized appreciation of approximately $2,361,000.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR	2,386	$2,736	9/27/19	$4

ARS  — Argentine Peso

COP  — Colombian Peso

DOP  — Dominican Peso

EGP  — Egyptian Pound

EUR  — Euro

NGN  — Nigerian Naira

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	90.3%
Corporate Bonds	8.5
Other**	1.2
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $4,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $191,118)	$193,475
Investment in Security of Affiliated Issuer, at Value (Cost $6,204)	6,204
Total Investments in Securities, at Value (Cost $197,322)	199,679
Cash from Securities Lending	30
Interest Receivable	3,238
Due from Broker	41
Receivable for Fund Shares Sold	10
Receivable from Affiliate	5
Unrealized Appreciation on Foreign Currency Forward Exchange Contract	4
Receivable from Securities Lending Income	1
Other Assets	20
Total Assets	203,028
Liabilities:
Collateral on Securities Loaned, at Value	5,111
Payable for Advisory Fees	362
Deferred Capital Gain Country Tax	169
Payable for Servicing Fees	55
Payable for Professional Fees	52
Payable for Fund Shares Redeemed	50
Payable for Administration Fees	13
Payable for Custodian Fees	3
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	26
Total Liabilities	5,844
NET ASSETS	$197,184
Net Assets Consist of:
Paid-in-Capital	$204,803
Total Accumulated Loss	(7,619)
Net Assets	$197,184
CLASS I:
Net Assets	$175,794
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,252,108 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.90
CLASS II:
Net Assets	$21,390
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,729,388 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.84
(1) Including:
Securities on Loan, at Value:	$5,040

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$6,111
Dividends from Security of Affiliated Issuer (Note H)	40
Dividends from Securities of Unaffiliated Issuers	11
Income from Securities Loaned — Net	9
Total Investment Income	6,171
Expenses:
Advisory Fees (Note B)	716
Servicing Fees (Note D)	159
Administration Fees (Note C)	76
Professional Fees	62
Distribution Fees — Class II Shares (Note E)	26
Shareholder Reporting Fees	15
Custodian Fees (Note G)	9
Pricing Fees	7
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	5
Other Expenses	11
Total Expenses	1,091
Waiver of Distribution Fees — Class II Shares (Note E)	(21)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,067
Net Investment Income	5,104
Realized Loss:
Investments Sold	(2,386)
Foreign Currency Forward Exchange Contracts	(124)
Foreign Currency Translation	(18)
Net Realized Loss	(2,528)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $147)	18,175
Foreign Currency Forward Exchange Contracts	29
Foreign Currency Translation	4
Net Change in Unrealized Appreciation (Depreciation)	18,208
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	15,680
Net Increase in Net Assets Resulting from Operations	$20,784

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,104	$10,263
Net Realized Loss	(2,528)	(1,472)
Net Change in Unrealized Appreciation (Depreciation)	18,208	(25,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,784	(16,274)
Dividends and Distributions to Shareholders:
Class I	—	(11,050)
Class II	—	(1,174)
Total Dividends and Distributions to Shareholders	—	(12,224)
Capital Share Transactions:(1)
Class I:
Subscribed	8,671	19,649
Distributions Reinvested	—	11,050
Redeemed	(17,012)	(59,311)
Class II:
Subscribed	1,414	3,233
Distributions Reinvested	—	1,174
Redeemed	(1,757)	(4,351)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,684)	(28,556)
Total Increase (Decrease) in Net Assets	12,100	(57,054)
Net Assets:
Beginning of Period	185,084	242,138
End of Period	$197,184	$185,084
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,154	2,590
Shares Issued on Distributions Reinvested	—	1,541
Shares Redeemed	(2,266)	(7,982)
Net Decrease in Class I Shares Outstanding	(1,112)	(3,851)
Class II:
Shares Subscribed	190	436
Shares Issued on Distributions Reinvested	—	165
Shares Redeemed	(234)	(587)
Net Increase (Decrease) in Class II Shares Outstanding	(44)	14

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$7.09		$8.08		$7.79		$7.45		$7.95		$8.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.36		0.42		0.45		0.41		0.39
Net Realized and Unrealized Gain (Loss)	0.61		(0.92)		0.32		0.34		(0.48)		(0.13)
Total from Investment Operations	0.81		(0.56)		0.74		0.79		(0.07)		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.45)		(0.45)		(0.43)		(0.47)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	—		(0.43)		(0.45)		(0.45)		(0.43)		(0.53)
Net Asset Value, End of Period	$7.90		$7.09		$8.08		$7.79		$7.45		$7.95
Total Return(3)	11.42	%(6)	(6.94)%		9.71%		10.55%		(1.12)%		2.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,794		$165,582		$219,994		$200,455		$209,794		$243,906
Ratio of Expenses Before Expense Limitation	N/A		N/A		N/A		1.08%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.11	%(4)(7)	1.11	%(4)	1.10	%(4)	1.05	%(4)	1.09	%(4)	1.08	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.11	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	5.35	%(4)(7)	4.83	%(4)	5.22	%(4)	5.72	%(4)	5.24	%(4)	4.69	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	25	%(6)	32%		46%		53%		37%		81%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$7.03		$8.02		$7.74		$7.40		$7.90		$8.17
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.36		0.41		0.44		0.40		0.39
Net Realized and Unrealized Gain (Loss)	0.61		(0.92)		0.32		0.34		(0.48)		(0.13)
Total from Investment Operations	0.81		(0.56)		0.73		0.78		(0.08)		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.43)		(0.45)		(0.44)		(0.42)		(0.47)
Net Realized Gain	—		—		—		—		—		(0.06)
Total Distributions	—		(0.43)		(0.45)		(0.44)		(0.42)		(0.53)
Net Asset Value, End of Period	$7.84		$7.03		$8.02		$7.74		$7.40		$7.90
Total Return(3)	11.52	%(6)	(7.04)%		9.58%		10.58%		(1.17)%		2.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21,390		$19,502		$22,144		$19,661		$18,270		$19,506
Ratio of Expenses Before Expense Limitation	1.36	%(7)	1.36%		1.36%		1.33%		1.37%		1.43%
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.16	%(4)	1.15	%(4)	1.10	%(4)	1.14	%(4)	1.13	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.16	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	5.30	%(4)(7)	4.78	%(4)	5.17	%(4)	5.67	%(4)	5.19	%(4)	4.64	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	25	%(6)	32%		46%		53%		37%		81%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Income would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the

"Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$16,564	$—	$16,564
Sovereign	—	171,534	—	171,534
Total Fixed Income Securities	—	188,098	—	188,098
Warrants	—	40	—	40
Short-Term Investments
Investment Company	6,204	—	—	6,204
Repurchase Agreements	—	1,189	—	1,189
Sovereign	—	4,148	—	4,148
Total Short-Term Investments	6,204	5,337	—	11,541
Foreign Currency Forward Exchange Contract	—	4	—	4
Total Assets	$6,204	$193,479	$—	$199,683

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$4

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(124)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$29

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$4	$—

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$4	$—	$—	$4

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,644,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,040	(b)	$—	$(5,040	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $5,111,000, of which approximately $5,081,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $30,000, which is not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Sovereign	$5,111	$—	$—	$—	$5,111
Total Borrowings	$5,111	$—	$—	$—	$5,111
Gross amount of recognized liabilities for securities lending transactions					$5,111

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2019, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30% for Class I shares and 1.35% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect during the most recent reporting period.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is inappropriate. For the six months ended June 30, 2019, this waiver amounted to approximately $21,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $46,007,000 and $52,498,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,689	$34,551	$33,036	$40
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$6,204

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,224	$—	$12,951	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10,320	$—

At December 31, 2018, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,114,000 and $18,551,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.1%.

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and it did not have an impact on the Fund's financial statements.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
2652054 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,101.40	$1,018.60	$6.51	$6.26	1.25%
Emerging Markets Equity Portfolio Class II	1,000.00	1,101.10	1,018.35	6.77	6.51	1.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Argentina (0.4%)
Grupo Financiero Galicia SA ADR	29,835	$1,059
Brazil (9.7%)
Ambev SA	774,662	3,609
Atacadao SA	476,523	2,730
B3 SA — Brasil Bolsa Balcao	328,667	3,206
Banco Bradesco SA (Preference)	220,036	2,163
Itau Unibanco Holding SA (Preference)	436,194	4,119
Lojas Renner SA	231,296	2,841
Petroleo Brasileiro SA	330,075	2,580
Petroleo Brasileiro SA (Preference)	388,190	2,771
		24,019
Chile (1.0%)
SACI Falabella	372,374	2,432
China (26.2%)
Alibaba Group Holding Ltd. ADR (a)	51,563	8,737
Anhui Conch Cement Co., Ltd., Class A	334,084	2,024
Baidu, Inc. ADR (a)	7,700	904
Bank of China Ltd. H Shares (b)	10,386,000	4,378
China Construction Bank Corp. H Shares (b)	5,263,230	4,523
China International Capital Corp. Ltd. H Shares (b)(c)	400,000	808
China Life Insurance Co., Ltd. H Shares (b)	909,000	2,229
China Mengniu Dairy Co., Ltd. (a)(b)	662,000	2,565
China Mobile Ltd. (b)	198,500	1,807
China Overseas Land & Investment Ltd. (b)	488,000	1,801
China Resources Beer Holdings Co., Ltd. (b)	414,000	1,959
China Resources Land Ltd. (b)	276,000	1,211
China Unicom Hong Kong Ltd. (b)	1,224,000	1,345
CSPC Pharmaceutical Group Ltd. (b)	666,000	1,070
Kweichow Moutai Co., Ltd., Class A	17,991	2,581
New Oriental Education & Technology Group, Inc. ADR (a)	22,003	2,125
PetroChina Co., Ltd. H Shares (b)	2,386,000	1,313
Pinduoduo, Inc. ADR (a)(c)	38,700	798
Ping An Insurance Group Co. of China Ltd., Class A	149,996	1,940
Ping An Insurance Group Co. of China Ltd. H Shares (b)	82,000	987
Shanghai Pharmaceuticals Holding Co., Ltd. H Shares (b)	289,300	569
Shenzhou International Group Holdings Ltd. (b)	222,600	3,049
Sino Biopharmaceutical Ltd. (b)	1,146,000	1,175
Sinopharm Group Co., Ltd. H Shares (b)	147,200	519
TAL Education Group ADR (a)	30,552	1,164
Tencent Holdings Ltd. (b)	263,300	11,912
Universal Scientific Industrial Shanghai Co. Ltd., Class A	482,095	847
Yihai International Holding Ltd. (a)(b)	74,000	384
		64,724
	Shares	Value (000)
Egypt (0.8%)
Commercial International Bank Egypt SAE	468,255	$2,048
Germany (0.9%)
Adidas AG	7,265	2,243
Hong Kong (0.1%)
Frontage Holdings Corp. (a)	314,000	125
Hungary (2.0%)
OTP Bank Nyrt	77,697	3,091
Richter Gedeon Nyrt	96,054	1,770
		4,861
India (9.6%)
Ashok Leyland Ltd.	1,524,702	1,927
Axis Bank Ltd. (a)	203,385	2,388
Eicher Motors Ltd.	4,874	1,355
Housing Development Finance Corp., Ltd.	83,293	2,645
ICICI Bank Ltd.	320,577	2,034
ICICI Bank Ltd. ADR	112,105	1,411
ICICI Prudential Life Insurance Co. Ltd.	257,712	1,455
IndusInd Bank Ltd.	91,569	1,873
L&T Finance Holdings Ltd.	466,732	779
Larsen & Toubro Ltd.	92,063	2,072
Marico Ltd.	198,258	1,065
Shree Cement Ltd.	8,307	2,626
Tata Consultancy Services Ltd.	67,152	2,167
		23,797
Indonesia (5.2%)
Astra International Tbk PT	3,787,200	1,998
Bank Central Asia Tbk PT	2,066,600	4,389
Bank Mandiri Persero Tbk PT	1,852,100	1,053
Bank Rakyat Indonesia Persero Tbk PT	7,322,200	2,260
Telekomunikasi Indonesia Persero Tbk PT	7,511,100	2,206
Unilever Indonesia Tbk PT	328,300	1,046
		12,952
Korea, Republic of (4.0%)
E-MART, Inc.	3,479	422
GS Retail Co., Ltd.	15,041	512
LG Household & Health Care Ltd.	1,352	1,538
NCSoft Corp.	1,457	602
S-Oil Corp.	10,068	730
Samsung Biologics Co. Ltd. (a)	4,053	1,124
Samsung Electronics Co., Ltd.	118,022	4,812
		9,740
Malaysia (1.3%)
Malayan Banking Bhd	631,801	1,359
Public Bank Bhd	341,000	1,898
		3,257
Mexico (5.4%)
Alsea SAB de CV (a)	523,959	1,035
Fomento Economico Mexicano SAB de CV ADR	36,977	3,577
Grupo Financiero Banorte SAB de CV Series O	698,142	4,055

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Mexico (cont'd)
Infraestructura Energetica Nova SAB de CV	442,628	$1,742
Wal-Mart de Mexico SAB de CV	1,112,958	3,038
		13,447
Peru (2.5%)
Cia de Minas Buenaventura SAA ADR	215,098	3,585
Credicorp Ltd.	10,846	2,483
		6,068
Philippines (1.4%)
Ayala Corp.	50,590	883
Ayala Land, Inc.	755,430	749
Jollibee Foods Corp.	102,600	564
SM Investments Corp.	68,864	1,303
		3,499
Poland (3.4%)
Jeronimo Martins SGPS SA	239,868	3,863
LPP SA	992	2,030
Santander Bank Polska SA	25,468	2,530
		8,423
Russia (5.1%)
MMC Norilsk Nickel PJSC ADR	118,008	2,679
Sberbank of Russia PJSC ADR	236,555	3,639
X5 Retail Group N.V. GDR	99,259	3,404
Yandex N.V., Class A (a)	76,799	2,918
		12,640
South Africa (5.8%)
AVI Ltd.	281,636	1,827
Bidvest Group Ltd. (The)	146,751	1,973
Capitec Bank Holdings Ltd. (c)	26,096	2,407
Clicks Group Ltd. (c)	144,813	2,111
Nedbank Group Ltd.	118,614	2,135
Reunert Ltd.	195,528	939
Sanlam Ltd.	529,821	2,944
		14,336
Taiwan (8.4%)
ASE Technology Holding Co., Ltd.	498,738	982
Cathay Financial Holding Co., Ltd. (a)	799,000	1,103
CTBC Financial Holding Co., Ltd.	2,119,000	1,458
Eclat Textile Co., Ltd.	62,000	797
Hon Hai Precision Industry Co., Ltd.	219,972	549
Largan Precision Co., Ltd.	4,000	497
MediaTek, Inc.	154,000	1,561
Mega Financial Holding Co. Ltd.	1,285,000	1,277
Nanya Technology Corp.	180,000	374
President Chain Store Corp.	29,000	281
Taiwan Cement Corp.	327,000	485
Taiwan Semiconductor Manufacturing Co., Ltd.	1,398,000	10,665
Vanguard International Semiconductor Corp.	355,000	747
		20,776
	Shares	Value (000)
Thailand (2.1%)
Bangkok Dusit Medical Services PCL (Foreign Shares)	1,531,200	$1,299
CP ALL PCL (Foreign Shares)	361,800	1,015
Muangthai Capital PCL (Foreign Shares)	378,200	697
PTT PCL (Foreign Shares)	1,281,400	2,038
		5,049
Turkey (1.6%)
Haci Omer Sabanci Holding AS	1,445,844	2,145
Tupras Turkiye Petrol Rafinerileri AS	89,225	1,772
		3,917
Total Common Stocks (Cost $194,727)		239,412
Short-Term Investments (4.5%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $3,633)	3,633,147	3,633
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $7,524)	7,524,393	7,524
Total Short-Term Investments (Cost $11,157)		11,157
Total Investments (101.4%) (Cost $205,884) Including $4,262 of Securities Loaned (d)(e)(f)		250,569
Liabilities in Excess of Other Assets (-1.4%)		(3,453)
Net Assets (100.0%)		$247,116

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2019.

(d)  The approximate fair value and percentage of net assets, $169,153,000 and 68.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  Securities are available for collateral in connection with an open foreign currency forward exchange contract.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,425,000 and the aggregate gross unrealized depreciation is approximately $9,880,000, resulting in net unrealized appreciation of approximately $44,545,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at June 30, 2019:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Goldman Sachs International	HKD	284,309	$36,263	8/16/19	$(140)

HKD   — Hong Kong Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	56.5%
Banks	24.3
Food & Staples Retailing	7.0
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	5.8
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $140,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $194,727)	$239,412
Investment in Security of Affiliated Issuer, at Value (Cost $11,157)	11,157
Total Investments in Securities, at Value (Cost $205,884)	250,569
Foreign Currency, at Value (Cost $397)	397
Cash	8
Dividends Receivable	940
Tax Reclaim Receivable	81
Receivable for Fund Shares Sold	76
Receivable for Investments Sold	73
Receivable from Affiliate	11
Receivable from Securities Lending Income	1
Other Assets	30
Total Assets	252,186
Liabilities:
Collateral on Securities Loaned, at Value	3,633
Payable for Advisory Fees	528
Deferred Capital Gain Country Tax	344
Unrealized Depreciation on Foreign Currency Forward Exchange Contract	140
Payable for Fund Shares Redeemed	103
Payable for Servicing Fees	94
Payable for Investments Purchased	65
Payable for Professional Fees	59
Payable for Custodian Fees	36
Payable for Administration Fees	16
Payable for Transfer Agency Fees	3
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	48
Total Liabilities	5,070
NET ASSETS	$247,116
Net Assets Consist of:
Paid-in-Capital	$178,657
Total Distributable Earnings	68,459
Net Assets	$247,116
CLASS I:
Net Assets	$175,836
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,017,491 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.96
CLASS II:
Net Assets	$71,280
Net Asset Value, Offering and Redemption Price Per Share Applicable to 4,482,581 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.90
(1) Including:
Securities on Loan, at Value:	$4,262

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $538 of Foreign Taxes Withheld)	$3,892
Dividends from Security of Affiliated Issuer (Note H)	69
Income from Securities Loaned — Net	13
Total Investment Income	3,974
Expenses:
Advisory Fees (Note B)	1,067
Servicing Fees (Note D)	201
Custodian Fees (Note G)	115
Administration Fees (Note C)	100
Distribution Fees — Class II Shares (Note E)	89
Professional Fees	51
Shareholder Reporting Fees	21
Transfer Agency Fees (Note F)	8
Directors' Fees and Expenses	5
Pricing Fees	4
Other Expenses	11
Total Expenses	1,672
Waiver of Distribution Fees — Class II Shares (Note E)	(72)
Waiver of Advisory Fees (Note B)	(12)
Rebate from Morgan Stanley Affiliate (Note H)	(5)
Net Expenses	1,583
Net Investment Income	2,391
Realized Gain (Loss):
Investments Sold	4,538
Foreign Currency Forward Exchange Contracts	(670)
Foreign Currency Translation	(65)
Net Realized Gain	3,803
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $313)	18,021
Foreign Currency Forward Exchange Contracts	286
Foreign Currency Translation	(3)
Net Change in Unrealized Appreciation (Depreciation)	18,304
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	22,107
Net Increase in Net Assets Resulting from Operations	$24,498
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,391	$2,436
Net Realized Gain	3,803	23,219
Net Change in Unrealized Appreciation (Depreciation)	18,304	(79,022)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,498	(53,367)
Dividends and Distributions to Shareholders:
Class I	—	(948)
Class II	—	(325)
Total Dividends and Distributions to Shareholders	—	(1,273)
Capital Share Transactions:(1)
Class I:
Subscribed	6,418	37,995
Distributions Reinvested	—	948
Redeemed	(23,339)	(62,505)
Class II:
Subscribed	4,800	17,776
Distributions Reinvested	—	325
Redeemed	(8,965)	(23,470)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(21,086)	(28,931)
Total Increase (Decrease) in Net Assets	3,412	(83,571)
Net Assets:
Beginning of Period	243,704	327,275
End of Period	$247,116	$243,704
(1) Capital Share Transactions:
Class I:
Shares Subscribed	414	2,272
Shares Issued on Distributions Reinvested	—	60
Shares Redeemed	(1,499)	(3,717)
Net Decrease in Class I Shares Outstanding	(1,085)	(1,385)
Class II:
Shares Subscribed	324	1,056
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(580)	(1,413)
Net Decrease in Class II Shares Outstanding	(256)	(336)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$14.48		$17.65		$13.16		$12.39		$13.98		$14.69
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.14		0.09		0.10		0.08		0.08
Net Realized and Unrealized Gain (Loss)	1.33		(3.23)		4.52		0.73		(1.56)		(0.73)
Total from Investment Operations	1.48		(3.09)		4.61		0.83		(1.48)		(0.65)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.12)		(0.06)		(0.11)		(0.06)
Net Asset Value, End of Period	$15.96		$14.48		$17.65		$13.16		$12.39		$13.98
Total Return(3)	10.14	%(8)	(17.47)%		35.06%		6.74%		(10.69)%		(4.49)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$175,836		$175,300		$238,026		$174,423		$204,032		$268,121
Ratio of Expenses Before Expense Limitation	1.26	%(9)	N/A%		1.32%		1.39%		1.64%		1.70%
Ratio of Expenses After Expense Limitation	1.25	%(4)(9)	1.22	%(4)	1.25	%(4)	1.28	%(4)(6)	1.40	%(4)(5)	1.42	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.22	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.92	%(4)(9)	0.86	%(4)	0.56	%(4)	0.74	%(4)	0.55	%(4)	0.53	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	19	%(8)	42%		37%		34%		38%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class I shares. Prior to September 30, 2015, the maximum ratio was 1.42% for Class I shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class I shares. Prior to September 30, 2016, the maximum ratio was 1.35% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$14.44		$17.59		$13.11		$12.35		$13.93		$14.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.14		0.13		0.08		0.09		0.07		0.07
Net Realized and Unrealized Gain (Loss)	1.32		(3.21)		4.51		0.73		(1.55)		(0.73)
Total from Investment Operations	1.46		(3.08)		4.59		0.82		(1.48)		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.11)		(0.06)		(0.10)		(0.05)
Net Asset Value, End of Period	$15.90		$14.44		$17.59		$13.11		$12.35		$13.93
Total Return(3)	10.11	%(8)	(17.51)%		35.06%		6.62%		(10.71)%		(4.55)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$71,280		$68,404		$89,249		$76,392		$73,325		$87,934
Ratio of Expenses Before Expense Limitation	1.51	%(9)	1.48%		1.57%		1.64%		1.92%		2.05%
Ratio of Expenses After Expense Limitation	1.30	%(4)(9)	1.27	%(4)	1.30	%(4)	1.33	%(4)(6)	1.45	%(4)(5)	1.47	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		1.27	%(4)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.87	%(4)(9)	0.81	%(4)	0.51	%(4)	0.69	%(4)	0.50	%(4)	0.48	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.01%		0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	19	%(8)	42%		37%		34%		38%		45%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective September 30, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class II shares. Prior to September 30, 2015, the maximum ratio was 1.47% for Class II shares.

(6)  Effective September 30, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class II shares. Prior to September 30, 2016, the maximum ratio was 1.40% for Class II shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Directors"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$3,353	$—	$3,353
Banks	15,290	44,740	—	60,030
Beverages	7,186	4,540	—	11,726
Capital Markets	3,206	808	—	4,014
Construction & Engineering	—	2,072	—	2,072
Construction Materials	—	5,135	—	5,135
Consumer Finance	—	697	—	697
Diversified Consumer Services	3,289	—	—	3,289
Diversified Financial Services	—	3,807	—	3,807
Diversified Telecommunication Services	—	3,551	—	3,551
Electronic Equipment, Instruments & Components	—	1,893	—	1,893
Entertainment	—	602	—	602
Food & Staples Retailing	5,768	11,608	—	17,376
Food Products	—	4,776	—	4,776
Gas Utilities	1,742	—	—	1,742
Health Care Providers & Services	—	2,387	—	2,387
Hotels, Restaurants & Leisure	1,035	564	—	1,599
Household Products	—	1,046	—	1,046
Industrial Conglomerates	—	4,215	—	4,215
Information Technology Services	—	2,167	—	2,167
Insurance	—	10,658	—	10,658
Interactive Media & Services	3,822	11,912	—	15,734
Internet & Direct Marketing Retail	9,535	—	—	9,535
Life Sciences Tools & Services	125	1,124	—	1,249
Machinery	—	1,927	—	1,927
Metals & Mining	3,585	2,679	—	6,264
Multi-Line Retail	5,273	—	—	5,273
Oil, Gas & Consumable Fuels	5,351	5,853	—	11,204
Personal Products	—	2,603	—	2,603
Pharmaceuticals	—	4,015	—	4,015
Real Estate Management & Development	—	3,761	—	3,761
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$—	$14,329	$—	$14,329
Tech Hardware, Storage & Peripherals	—	4,812	—	4,812
Textiles, Apparel & Luxury Goods	—	8,119	—	8,119
Thrifts & Mortgage Finance	—	2,645	—	2,645
Wireless Telecommunication Services	—	1,807	—	1,807
Total Common Stocks	65,207	174,205	—	239,412
Short-Term Investments
Investment Company	11,157	—	—	11,157
Total Assets	76,364	174,205	—	250,569
Liabilities:
Foreign Currency Forward Exchange Contract	—	(140)	—	(140)
Total	$76,364	$174,065	$—	$250,429

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Depreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$(140)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(670)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$286

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(a) (000)	Liabilities(a) (000)
Foreign Currency Forward Exchange Contract	$—	$(140)

(a)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$140	$—	$—	$140

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$50,799,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$4,262	(b)	$—	$(4,262	)(c)(d)	$0

(b) Represents market value of loaned securities at period end.

(c) The Fund received cash collateral of approximately $3,633,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $822,000 in the form of U.S. Government obligations, which the Fund cannot sell or pledge, and accordingly are not reflected in the Portfolio of Investments.

(d) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,633	$—	$—	$—	$3,633
Total Borrowings	$3,633	$—	$—	$—	$3,633
Gross amount of recognized liabilities for securities lending transactions					$3,633

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.84% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $12,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

the six months ended June 30, 2019, this waiver amounted to approximately $72,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $47,811,000 and $65,255,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$12,157	$39,852	$40,852	$69
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$11,157

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,273	$—	$2,230	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,398	$15,713

During the year ended December 31, 2018, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $6,470,000.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.2%.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
2651564 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,198.50	$1,020.48	$4.74	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	1,196.70	1,019.24	6.10	5.61	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Australia (5.9%)
APA Group	78,342	$595
Atlas Arteria Ltd.	148,251	818
Sydney Airport	196,663	1,111
Transurban Group	251,611	2,607
		5,131
Brazil (0.4%)
Energisa SA (Units) (a)	29,900	359
Canada (14.9%)
Enbridge, Inc.	103,049	3,722
Hydro One Ltd.	226,565	3,951
Pembina Pipeline Corp.	53,940	2,008
TC Energy Corp.	68,253	3,384
		13,065
China (3.1%)
China Gas Holdings Ltd. (b)	430,200	1,597
China Tower Corp. Ltd. H Shares (b)	746,000	196
ENN Energy Holdings Ltd. (b)	94,100	917
		2,710
France (5.6%)
Aeroports de Paris (ADP)	3,280	579
Getlink SE	76,080	1,219
Vinci SA	29,850	3,060
		4,858
Hong Kong (0.6%)
China Everbright International Ltd.	573,000	530
India (1.1%)
Azure Power Global Ltd. (c)	93,170	983
Italy (2.8%)
Atlantia SpA	33,956	883
Infrastrutture Wireless Italiane SpA	24,450	239
Italgas SpA	75,317	506
Snam SpA	149,880	746
Terna Rete Elettrica Nazionale SpA	13,470	86
		2,460
Mexico (6.7%)
Promotora y Operadora de Infraestructura SAB de CV	585,835	5,832
Netherlands (0.5%)
Koninklijke Vopak N.V.	8,640	399
New Zealand (0.7%)
Auckland International Airport Ltd.	95,442	632
	Shares	Value (000)
Spain (7.3%)
Aena SME SA	3,790	$751
Atlantica Yield PLC	185,551	4,206
Cellnex Telecom SA (c)	2,283	85
Ferrovial SA	40,966	1,049
Red Electrica Corp., SA	15,410	321
		6,412
Switzerland (0.6%)
Flughafen Zurich AG (Registered)	2,540	478
United Kingdom (7.5%)
John Laing Group PLC	331,701	1,661
National Grid PLC	330,284	3,510
Pennon Group PLC	37,086	350
Severn Trent PLC	18,719	487
United Utilities Group PLC	50,859	506
		6,514
United States (38.7%)
American Electric Power Co., Inc.	1,510	133
American Tower Corp. REIT	31,250	6,389
American Water Works Co., Inc.	15,730	1,825
Aqua America, Inc.	26,143	1,081
Atmos Energy Corp.	16,607	1,753
CenterPoint Energy, Inc.	16,230	465
Cheniere Energy, Inc. (c)	24,060	1,647
Consolidated Edison, Inc.	20,830	1,826
Crown Castle International Corp. REIT	27,235	3,550
Edison International	26,527	1,788
Eversource Energy	26,499	2,008
Kinder Morgan, Inc.	125,413	2,619
NiSource, Inc.	29,973	863
ONEOK, Inc.	18,170	1,250
SBA Communications Corp. REIT (c)	580	130
Sempra Energy	23,196	3,188
Targa Resources Corp.	13,910	546
Williams Cos., Inc. (The)	97,041	2,721
Xcel Energy, Inc.	1,490	89
		33,871
Total Common Stocks (Cost $65,782)		84,234

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $2,833)	2,833,016	$2,833
Total Investments (99.6%) (Cost $68,615) (d)(e)		87,067
Other Assets in Excess of Liabilities (0.4%)		370
Net Assets (100.0%)		$87,437

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $25,918,000 and 29.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,163,000 and the aggregate gross unrealized depreciation is approximately $711,000, resulting in net unrealized appreciation of approximately $18,452,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	32.7%
Electricity Transmission & Distribution	16.2
Toll Roads	13.0
Communications	12.2
Other*	7.3
Diversified	7.2
Renewables	5.9
Water	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $65,782)	$84,234
Investment in Security of Affiliated Issuer, at Value (Cost $2,833)	2,833
Total Investments in Securities, at Value (Cost $68,615)	87,067
Foreign Currency, at Value (Cost $109)	109
Dividends Receivable	303
Receivable for Investments Sold	176
Receivable for Fund Shares Sold	66
Tax Reclaim Receivable	28
Receivable from Affiliate	7
Receivable from Securities Lending Income	1
Other Assets	17
Total Assets	87,774
Liabilities:
Payable for Fund Shares Redeemed	118
Payable for Advisory Fees	84
Payable for Servicing Fees	38
Payable for Professional Fees	37
Payable for Investments Purchased	26
Payable for Distribution Fees — Class II Shares	9
Payable for Custodian Fees	6
Payable for Administration Fees	6
Payable for Transfer Agency Fees	1
Other Liabilities	12
Total Liabilities	337
NET ASSETS	$87,437
Net Assets Consist of:
Paid-in-Capital	$64,145
Total Distributable Earnings	23,292
Net Assets	$87,437
CLASS I:
Net Assets	$43,264
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,306,310 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.15
CLASS II:
Net Assets	$44,173
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,462,467 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.09

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $91 of Foreign Taxes Withheld)	$1,701
Dividends from Security of Affiliated Issuer (Note H)	21
Income from Securities Loaned — Net	7
Total Investment Income	1,729
Expenses:
Advisory Fees (Note B)	353
Servicing Fees (Note D)	62
Distribution Fees — Class II Shares (Note E)	52
Professional Fees	44
Administration Fees (Note C)	33
Custodian Fees (Note G)	22
Shareholder Reporting Fees	9
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	3
Pricing Fees	2
Other Expenses	6
Total Expenses	589
Waiver of Advisory Fees (Note B)	(175)
Rebate from Morgan Stanley Affiliate (Note H)	(2)
Net Expenses	412
Net Investment Income	1,317
Realized Gain (Loss):
Investments Sold	(757)
Foreign Currency Translation	1
Net Realized Loss	(756)
Change in Unrealized Appreciation (Depreciation):
Investments	14,318
Foreign Currency Translation	2
Net Change in Unrealized Appreciation (Depreciation)	14,320
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	13,564
Net Increase in Net Assets Resulting from Operations	$14,881

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,317	$2,292
Net Realized Gain (Loss)	(756)	3,298
Net Change in Unrealized Appreciation (Depreciation)	14,320	(12,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,881	(6,888)
Dividends and Distributions to Shareholders:
Class I	—	(3,116)
Class II	—	(2,785)
Total Dividends and Distributions to Shareholders	—	(5,901)
Capital Share Transactions:(1)
Class I:
Subscribed	296	1,225
Distributions Reinvested	—	3,116
Redeemed	(3,147)	(9,218)
Class II:
Subscribed	2,495	5,989
Distributions Reinvested	—	2,785
Redeemed	(3,923)	(9,623)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,279)	(5,726)
Total Increase (Decrease) in Net Assets	10,602	(18,515)
Net Assets:
Beginning of Period	76,835	95,350
End of Period	$87,437	$76,835
(1) Capital Share Transactions:
Class I:
Shares Subscribed	39	164
Shares Issued on Distributions Reinvested	—	425
Shares Redeemed	(413)	(1,248)
Net Decrease in Class I Shares Outstanding	(374)	(659)
Class II:
Shares Subscribed	322	810
Shares Issued on Distributions Reinvested	—	382
Shares Redeemed	(513)	(1,298)
Net Decrease in Class II Shares Outstanding	(191)	(106)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(2)		2015		2014(1)
Net Asset Value, Beginning of Period	$6.80		$7.91		$7.53		$7.08		$9.31		$9.64
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.20		0.23		0.22		0.22		0.20
Net Realized and Unrealized Gain (Loss)	1.23		(0.79)		0.72		0.88		(1.36)		1.16
Total from Investment Operations	1.35		(0.59)		0.95		1.10		(1.14)		1.36
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.19)		(0.18)		(0.16)		(0.25)
Net Realized Gain	—		(0.29)		(0.38)		(0.47)		(0.93)		(1.44)
Total Distributions	—		(0.52)		(0.57)		(0.65)		(1.09)		(1.69)
Net Asset Value, End of Period	$8.15		$6.80		$7.91		$7.53		$7.08		$9.31
Total Return(4)	19.85	%(7)	(7.85)%		12.96%		15.27%		(13.76)%		15.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$43,264		$38,642		$50,116		$51,786		$52,323		$72,815
Ratio of Expenses Before Expense Limitation	1.29	%(8)	1.34%		1.34%		1.29%		1.35%		1.26%
Ratio of Expenses After Expense Limitation	0.87	%(5)(8)	0.87	%(5)	0.86	%(5)	0.86	%(5)	0.87	%(5)	0.87	%(5)
Ratio of Net Investment Income	3.29	%(5)(8)	2.80	%(5)	2.98	%(5)	2.87	%(5)	2.56	%(5)	2.12	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	44%		43%		51%		50%		40%

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class I shares reflect the historical per share data of Class X shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(2)		2015		2014(1)
Net Asset Value, Beginning of Period	$6.76		$7.85		$7.49		$7.05		$9.27		$9.60
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.18		0.21		0.20		0.19		0.17
Net Realized and Unrealized Gain (Loss)	1.22		(0.77)		0.71		0.87		(1.34)		1.16
Total from Investment Operations	1.33		(0.59)		0.92		1.07		(1.15)		1.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.18)		(0.16)		(0.14)		(0.22)
Net Realized Gain	—		(0.29)		(0.38)		(0.47)		(0.93)		(1.44)
Total Distributions	—		(0.50)		(0.56)		(0.63)		(1.07)		(1.66)
Net Asset Value, End of Period	$8.09		$6.76		$7.85		$7.49		$7.05		$9.27
Total Return(4)	19.67	%(7)	(7.89)%		12.54%		14.97%		(13.88)%		15.28%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,173		$38,193		$45,234		$37,747		$23,427		$24,330
Ratio of Expenses Before Expense Limitation	1.54	%(8)	1.59%		1.59%		1.54%		1.63%		1.59%
Ratio of Expenses After Expense Limitation	1.12	%(5)(8)	1.12	%(5)	1.11	%(5)	1.11	%(5)	1.12	%(5)	1.12	%(5)
Ratio of Net Investment Income	3.04	%(5)(8)	2.55	%(5)	2.73	%(5)	2.62	%(5)	2.31	%(5)	1.87	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	44%		43%		51%		50%		40%

(1)  On April 28, 2014, the Fund acquired substantially all of the assets and liabilities of the Morgan Stanley Select Dimensions Investment Series — Global Infrastructure Portfolio ("SD Global Infrastructure") and Morgan Stanley Variable Investment Series — Global Infrastructure Portfolio ("VIS Global Infrastructure"). The Fund adopted the financial and performance history of VIS Global Infrastructure. Therefore, the per share data and the ratios of Class II shares reflect the historical per share data of Class Y shares of VIS Global Infrastructure for periods prior to April 28, 2014.

(2)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income to Average Net Assets would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), effective April 30, 2019, MSIM Company and MSIM Limited are no longer Sub-Advisers to the Fund, each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value,

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assump-

tions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$—	$3,551	$—	$3,551
Communications	10,069	520	—	10,589
Diversified	465	5,770	—	6,235
Electricity Transmission & Distribution	10,154	3,917	—	14,071
Oil & Gas Storage & Transportation	23,701	4,760	—	28,461
Renewables	5,189	—	—	5,189
Toll Roads	5,832	5,527	—	11,359
Water	2,906	1,873	—	4,779
Total Common Stocks	58,316	25,918	—	84,234
Short-Term Investment
Investment Company	2,833	—	—	2,833
Total Assets	$61,149	$25,918	$—	$87,067

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2019, the Fund did not have any outstanding securities on loan.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating ex-

penses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $175,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

Effective April 30, 2019, MSIM Company and MSIM Limited are no longer Sub-Advisers to the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,962,000 and $16,721,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,652	$9,836	$8,655	$21
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$2,833

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,994	$2,907	$2,199	$4,316

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,240	$3,811

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.7%.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was higher than its peer group average and the total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was acceptable and (iii) total expense ratio was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
2651478 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,210.20	$1,018.84	$6.58	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
France (6.4%)
L'Oreal SA	3,806	$1,084
Pernod Ricard SA	6,129	1,129
		2,213
Germany (6.1%)
SAP SE	15,522	2,134
Italy (1.1%)
Davide Campari-Milano SpA	39,147	383
Netherlands (3.8%)
Heineken N.V.	11,756	1,312
United Kingdom (21.7%)
British American Tobacco PLC	27,029	943
Experian PLC	28,683	871
Reckitt Benckiser Group PLC	34,198	2,702
RELX PLC	36,940	898
RELX PLC	14,286	346
Unilever PLC	29,431	1,828
		7,588
United States (59.6%)
Abbott Laboratories	13,772	1,158
Accenture PLC, Class A	9,016	1,666
Automatic Data Processing, Inc.	7,295	1,206
Baxter International, Inc.	17,703	1,450
Becton Dickinson & Co.	4,406	1,110
Church & Dwight Co., Inc.	6,069	443
Clorox Co. (The)	1,824	279
Coca-Cola Co. (The)	23,713	1,208
Danaher Corp.	9,241	1,321
Factset Research Systems, Inc.	1,719	493
Fidelity National Information Services, Inc.	6,137	753
Fox Corp., Class A (a)	8,031	294
Fox Corp., Class B (a)	6,720	246
Microsoft Corp.	20,470	2,742
Moody's Corp.	2,361	461
NIKE, Inc., Class B	7,727	649
Philip Morris International, Inc.	30,041	2,359
Visa, Inc., Class A	10,760	1,867
Zoetis, Inc.	9,920	1,126
		20,831
Total Common Stocks (Cost $20,763)		34,461
	Shares	Value (000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $566)	565,573	$566
Total Investments (100.3%) (Cost $21,329) (b)(c)		35,027
Liabilities in Excess of Other Assets (-0.3%)		(93)
Net Assets (100.0%)		$34,934

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $13,630,000 and 39.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,927,000 and the aggregate gross unrealized depreciation is approximately $229,000, resulting in net unrealized appreciation of approximately $13,698,000.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	15.7%
Health Care Equipment & Supplies	14.4
Software	13.9
Beverages	11.5
Other*	11.0
Household Products	9.8
Tobacco	9.4
Personal Products	8.3
Professional Services	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $20,763)	$34,461
Investment in Security of Affiliated Issuer, at Value (Cost $566)	566
Total Investments in Securities, at Value (Cost $21,329)	35,027
Dividends Receivable	79
Tax Reclaim Receivable	30
Receivable from Affiliate	1
Other Assets	14
Total Assets	35,151
Liabilities:
Payable for Fund Shares Redeemed	97
Payable for Professional Fees	54
Payable for Advisory Fees	32
Payable for Servicing Fees	12
Payable for Distribution Fees — Class II Shares	7
Payable for Custodian Fees	5
Payable for Administration Fees	2
Payable for Transfer Agency Fees	—	@
Other Liabilities	8
Total Liabilities	217
NET ASSETS	$34,934
Net Assets Consist of:
Paid-in-Capital	$14,573
Total Distributable Earnings	20,361
Net Assets	$34,934
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,581,053 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.53

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	$378
Dividends from Security of Affiliated Issuer (Note H)	7
Total Investment Income	385
Expenses:
Advisory Fees (Note B)	136
Professional Fees	48
Distribution Fees — Class II Shares (Note E)	42
Servicing Fees (Note D)	23
Administration Fees (Note C)	14
Custodian Fees (Note G)	9
Shareholder Reporting Fees	6
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	4
Total Expenses	288
Waiver of Advisory Fees (Note B)	(84)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	203
Net Investment Income	182
Realized Gain (Loss):
Investments Sold	1,723
Foreign Currency Translation	(1)
Net Realized Gain	1,722
Change in Unrealized Appreciation (Depreciation):
Investments	4,588
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	4,588
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,310
Net Increase in Net Assets Resulting from Operations	$6,492

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$182	$326
Net Realized Gain	1,722	4,528
Net Change in Unrealized Appreciation (Depreciation)	4,588	(5,288)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,492	(434)
Dividends and Distributions to Shareholders:
Class II	—	(6,366)
Capital Share Transactions:(1)
Class II:
Subscribed	242	302
Distributions Reinvested	—	6,366
Redeemed	(4,122)	(6,864)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,880)	(196)
Total Increase (Decrease) in Net Assets	2,612	(6,996)
Net Assets:
Beginning of Period	32,322	39,318
End of Period	$34,934	$32,322
(1) Capital Share Transactions:
Class II:
Shares Subscribed	20	23
Shares Issued on Distributions Reinvested	—	539
Shares Redeemed	(329)	(535)
Net Increase (Decrease) in Class II Shares Outstanding	(309)	27

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$11.18		$13.73		$12.64		$14.02		$16.04		$18.31
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.11		0.13		0.16		0.19		0.30
Net Realized and Unrealized Gain (Loss)	2.28		(0.22)		2.96		0.63		0.76		0.57
Total from Investment Operations	2.35		(0.11)		3.09		0.79		0.95		0.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.19)		(0.21)		(0.35)		(0.39)
Net Realized Gain	—		(2.29)		(1.81)		(1.96)		(2.62)		(2.75)
Total Distributions	—		(2.44)		(2.00)		(2.17)		(2.97)		(3.14)
Net Asset Value, End of Period	$13.53		$11.18		$13.73		$12.64		$14.02		$16.04
Total Return(3)	21.02	%(6)	(1.77)%		25.75%		5.42%		6.20%		4.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,934		$32,322		$39,318		$37,841		$45,673		$53,347
Ratio of Expenses Before Expense Limitation	1.70	%(7)	1.77%		1.73%		1.60%		1.65%		1.66%
Ratio of Expenses After Expense Limitation	1.20	%(4)(7)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)	1.20	%(4)
Ratio of Net Investment Income	1.07	%(4)(7)	0.88	%(4)	0.96	%(4)	1.19	%(4)	1.25	%(4)	1.73	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	8	%(6)	27%		26%		24%		26%		20%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$1,208	$2,824	$—	$4,032
Capital Markets	954	—	—	954
Health Care Equipment & Supplies	5,039	—	—	5,039
Household Products	722	2,702	—	3,424
Information Technology Services	5,492	—	—	5,492
Media	540	—	—	540
Personal Products	—	2,912	—	2,912
Pharmaceuticals	1,126	—	—	1,126
Professional Services	—	2,115	—	2,115
Software	2,742	2,134	—	4,876
Textiles, Apparel & Luxury Goods	649	—	—	649
Tobacco	2,359	943	—	3,302
Total Common Stocks	20,831	13,630	—	34,461
Short-Term Investment
Investment Company	566	—	—	566
Total Assets	$21,397	$13,630	$—	$35,027

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.30% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $84,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,670,000 and $4,542,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$552	$5,024	$5,010	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$566

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$439	$5,927	$505	$4,878

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$315	$4,589

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 87.2%.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
2651537 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Investment Advisory Agreement Approval	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,124.60	$1,018.60	$6.58	$6.26	1.25%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.8%)
Australia (4.0%)
Dexus REIT	50,854	$464
Goodman Group REIT	56,886	601
GPT Group (The) REIT	97,011	420
Mirvac Group REIT	151,622	334
Scentre Group REIT	213,843	577
Stockland REIT	51,509	151
Vicinity Centres REIT	166,940	288
		2,835
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	24,650	92
Canada (1.9%)
Boardwalk REIT	2,064	63
Crombie Real Estate Investment Trust REIT	8,899	102
First Capital Realty, Inc.	28,612	478
H&R Real Estate Investment Trust REIT	6,213	108
RioCan Real Estate Investment Trust REIT	26,656	529
SmartCentres Real Estate Investment Trust REIT	2,805	71
		1,351
China (1.1%)
China Overseas Land & Investment Ltd. (b)	94,000	347
China Resources Land Ltd. (b)	46,000	202
Guangzhou R&F Properties Co., Ltd. H Shares (b)	28,800	55
Longfor Group Holdings Ltd. (b)	54,000	204
		808
Finland (0.2%)
Kojamo Oyj	7,389	110
France (5.0%)
Carmila SA REIT	4,824	86
Covivio REIT	2,003	210
Gecina SA REIT	3,830	573
ICADE REIT	2,131	196
Klepierre SA REIT	38,918	1,305
Mercialys SA REIT	15,585	206
Unibail-Rodamco-Westfield REIT	6,237	934
		3,510
Germany (2.5%)
ADO Properties SA	2,201	91
Alstria Office AG REIT	10,886	176
Deutsche EuroShop AG	1,184	33
Deutsche Wohnen SE	13,655	501
LEG Immobilien AG	1,011	114
Vonovia SE	17,190	821
		1,736
Hong Kong (10.3%)
Champion REIT	161,000	134
CK Asset Holdings Ltd.	64,500	503
Hongkong Land Holdings Ltd.	165,200	1,066
Hysan Development Co., Ltd.	36,921	191
Link REIT	144,164	1,773
	Shares	Value (000)
New World Development Co., Ltd.	205,585	$320
Sino Land Co., Ltd.	161,638	270
Sun Hung Kai Properties Ltd.	90,393	1,535
Swire Properties Ltd.	223,900	905
Wharf Holdings Ltd. (The)	32,816	87
Wharf Real Estate Investment Co., Ltd.	68,420	481
		7,265
Ireland (0.3%)
Green REIT PLC	27,097	56
Hibernia REIT PLC	102,399	169
		225
Japan (10.1%)
Activia Properties, Inc. REIT	29	126
Advance Residence Investment Corp. REIT	74	220
Frontier Real Estate Investment Corp. REIT	20	85
GLP J-REIT	207	236
Hulic Co., Ltd.	10,100	81
Hulic REIT, Inc.	26	45
Invincible Investment Corp. REIT	66	34
Japan Excellent, Inc. REIT	22	32
Japan Hotel REIT Investment Corp.	273	220
Japan Real Estate Investment Corp. REIT	92	560
Japan Retail Fund Investment Corp. REIT	162	328
Kenedix Office Investment Corp. REIT	14	100
Mitsubishi Estate Co., Ltd.	66,800	1,246
Mitsui Fudosan Co., Ltd.	46,600	1,132
Mori Trust Sogo Reit, Inc.	58	94
Nippon Building Fund, Inc. REIT	113	774
Nippon Prologis, Inc. REIT	39	90
Nomura Real Estate Master Fund, Inc. REIT	242	372
Orix, Inc. J-REIT	48	88
Premier Investment Corp. REIT	87	114
Sumitomo Realty & Development Co., Ltd.	21,800	780
Tokyo Tatemono Co., Ltd.	1,000	11
United Urban Investment Corp. REIT	185	310
		7,078
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	5,886,464	9
Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	11,256	301
NSI N.V. REIT	1,568	66
Wereldhave N.V. REIT	2,277	60
		427
Norway (0.4%)
Entra ASA	13,919	214
Norwegian Property ASA	34,158	47
		261
Singapore (1.1%)
Ascendas Real Estate Investment Trust REIT	97,500	225
CapitaLand Commercial Trust REIT	78,492	126
CapitaLand Ltd.	7,600	20

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Singapore (cont'd)
CapitaLand Mall Trust REIT	112,300	$218
Mapletree Logistics Trust REIT	62,800	74
Suntec Real Estate Investment Trust REIT	32,600	47
UOL Group Ltd.	11,674	65
		775
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	19,065	212
Merlin Properties Socimi SA REIT	35,682	495
		707
Sweden (0.7%)
Atrium Ljungberg AB, Class B	5,499	99
Castellum AB	4,007	77
Hufvudstaden AB, Class A	11,670	198
Kungsleden AB	10,165	84
		458
Switzerland (0.2%)
PSP Swiss Property AG (Registered)	1,207	141
United Kingdom (5.2%)
British Land Co., PLC (The) REIT	124,607	853
Capital & Counties Properties PLC	28,822	79
Derwent London PLC REIT	9,999	396
Grainger PLC	30,756	96
Great Portland Estates PLC REIT	42,169	366
Hammerson PLC REIT	73,970	261
Intu Properties PLC REIT	36,728	36
Land Securities Group PLC REIT	87,968	932
LXB Retail Properties PLC (a)	137,376	—	@
Segro PLC REIT	19,782	183
Shaftesbury PLC REIT	3,377	34
St. Modwen Properties PLC	27,615	154
Urban & Civic PLC	53,648	226
Workspace Group PLC REIT	1,102	12
		3,628
United States (54.1%)
Alexandria Real Estate Equities, Inc. REIT	3,660	516
American Campus Communities, Inc. REIT	8,020	370
American Homes 4 Rent, Class A REIT	12,856	313
Apartment Investment & Management Co., Class A REIT	3,911	196
AvalonBay Communities, Inc. REIT	11,419	2,320
Boston Properties, Inc. REIT	18,348	2,367
Brandywine Realty Trust REIT	5,877	84
Brixmor Property Group, Inc. REIT	28,985	518
Camden Property Trust REIT	8,631	901
Chesapeake Lodging Trust REIT	3,811	108
Columbia Property Trust, Inc. REIT	23,577	489
Corporate Office Properties Trust REIT	5,418	143
Cousins Properties, Inc. REIT	13,209	478
CubeSmart REIT	20,927	700
DiamondRock Hospitality Co. REIT	89,568	926
Digital Realty Trust, Inc. REIT	7,720	909
	Shares	Value (000)
Duke Realty Corp. REIT	11,841	$374
Equity Residential REIT	17,763	1,349
Essex Property Trust, Inc. REIT	2,175	635
Extra Space Storage, Inc. REIT	3,650	387
Gaming and Leisure Properties, Inc. REIT	8,928	348
HCP, Inc. REIT	8,015	256
Healthcare Realty Trust, Inc. REIT	32,004	1,002
Healthcare Trust of America, Inc., Class A REIT	10,908	299
Host Hotels & Resorts, Inc. REIT	77,983	1,421
Hudson Pacific Properties, Inc. REIT	16,752	557
Invitation Homes, Inc. REIT	27,470	734
JBG SMITH Properties REIT	7,026	276
Kilroy Realty Corp. REIT	4,096	302
Lexington Realty Trust REIT	14,870	140
Life Storage, Inc. REIT	1,935	184
Macerich Co. (The) REIT	48,308	1,618
Mack-Cali Realty Corp. REIT	25,095	585
Mid-America Apartment Communities, Inc. REIT	4,077	480
Paramount Group, Inc. REIT	55,234	774
ProLogis, Inc. REIT	30,187	2,418
Public Storage REIT	4,126	983
QTS Realty Trust, Inc., Class A REIT	539	25
Regency Centers Corp. REIT	14,414	962
RLJ Lodging Trust REIT	47,326	840
Senior Housing Properties Trust REIT	9,930	82
Simon Property Group, Inc. REIT	25,930	4,143
SL Green Realty Corp. REIT	32,821	2,638
Sunstone Hotel Investors, Inc. REIT	30,157	413
UDR, Inc. REIT	7,453	335
Ventas, Inc. REIT	2,350	161
Vornado Realty Trust REIT	19,521	1,251
Weingarten Realty Investors REIT	9,590	263
Welltower, Inc. REIT	4,594	375
		37,948
Total Common Stocks (Cost $54,808)		69,364
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $417)	416,852	417
Total Investments (99.4%) (Cost $55,225) (e)(f)		69,781
Other Assets in Excess of Liabilities (0.6%)		417
Net Assets (100.0%)		$70,198

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

(c)  At June 30, 2019, the Fund held a fair valued security valued at approximately $9,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security has been deemed illiquid at June 30, 2019.

(e)  The approximate fair value and percentage of net assets, $30,056,000 and 42.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(f)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,429,000 and the aggregate gross unrealized depreciation is approximately $2,873,000, resulting in net unrealized appreciation of approximately $14,556,000.

@  Value is less than $500.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.2%
Retail	21.9
Office	19.2
Residential	14.6
Other*	7.7
Industrial	5.7
Lodging/Resorts	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $54,808)	$69,364
Investment in Security of Affiliated Issuer, at Value (Cost $417)	417
Total Investments in Securities, at Value (Cost $55,225)	69,781
Foreign Currency, at Value (Cost $201)	202
Dividends Receivable	301
Receivable for Investments Sold	134
Tax Reclaim Receivable	54
Receivable for Fund Shares Sold	40
Receivable from Affiliate	1
Other Assets	16
Total Assets	70,529
Liabilities:
Payable for Fund Shares Redeemed	88
Payable for Advisory Fees	76
Payable for Investments Purchased	46
Payable for Professional Fees	44
Payable for Servicing Fees	25
Payable for Custodian Fees	15
Payable for Distribution Fees — Class II Shares	15
Payable for Administration Fees	5
Payable for Transfer Agency Fees	1
Other Liabilities	16
Total Liabilities	331
NET ASSETS	$70,198
Net Assets Consist of:
Paid-in-Capital	$52,345
Total Distributable Earnings	17,853
Net Assets	$70,198
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,323,297 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.10

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $60 of Foreign Taxes Withheld)	$1,412
Dividends from Security of Affiliated Issuer (Note H)	7
Total Investment Income	1,419
Expenses:
Advisory Fees (Note B)	288
Distribution Fees — Class II Shares (Note E)	90
Servicing Fees (Note D)	61
Professional Fees	48
Custodian Fees (Note G)	42
Administration Fees (Note C)	29
Shareholder Reporting Fees	15
Pricing Fees	6
Directors' Fees and Expenses	3
Transfer Agency Fees (Note F)	2
Other Expenses	6
Total Expenses	590
Waiver of Advisory Fees (Note B)	(139)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	450
Net Investment Income	969
Realized Gain (Loss):
Investments Sold	1,452
Foreign Currency Translation	(1)
Net Realized Gain	1,451
Change in Unrealized Appreciation (Depreciation):
Investments	5,964
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	5,964
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	7,415
Net Increase in Net Assets Resulting from Operations	$8,384

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$969	$1,793
Net Realized Gain	1,451	4,816
Net Change in Unrealized Appreciation (Depreciation)	5,964	(12,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,384	(6,218)
Dividends and Distributions to Shareholders:
Class II	—	(2,376)
Capital Share Transactions:(1)
Class II:
Subscribed	3,218	6,341
Distributions Reinvested	—	2,376
Redeemed	(8,155)	(16,997)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(4,937)	(8,280)
Total Increase (Decrease) in Net Assets	3,447	(16,874)
Net Assets:
Beginning of Period	66,751	83,625
End of Period	$70,198	$66,751
(1) Capital Share Transactions:
Class II:
Shares Subscribed	296	593
Shares Issued on Distributions Reinvested	—	219
Shares Redeemed	(736)	(1,593)
Net Decrease in Class II Shares Outstanding	(440)	(781)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$9.87		$11.09		$10.36		$10.18		$10.57		$9.35
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.25		0.24		0.16		0.14		0.16
Net Realized and Unrealized Gain (Loss)	1.08		(1.13)		0.75		0.16		(0.29)		1.13
Total from Investment Operations	1.23		(0.88)		0.99		0.32		(0.15)		1.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		(0.26)		(0.14)		(0.24)		(0.07)
Net Asset Value, End of Period	$11.10		$9.87		$11.09		$10.36		$10.18		$10.57
Total Return(3)	12.46	%(7)	(8.20)%		9.71%		3.12%		(1.42)%		13.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$70,198		$66,751		$83,625		$86,247		$94,884		$104,996
Ratio of Expenses Before Expense Limitation	1.64	%(8)	1.66%		1.69%		1.60%		1.67%		1.72%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.33	%(4)(5)	1.40	%(4)	1.40	%(4)	1.40	%(4)	1.40	%(4)
Ratio of Net Investment Income	2.69	%(4)(8)	2.37	%(4)	2.26	%(4)	1.54	%(4)	1.80	%(4)	1.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	13	%(7)	36%		34%		24%		26%		31%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expenses Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$3,502	$14,093	$—	$17,595
Health Care	2,175	—	—	2,175
Industrial	2,792	1,184	—	3,976
Industrial/Office Mixed	140	386	—	526
Lodging/Resorts	3,708	254	—	3,962
Office	8,348	5,054	—	13,402
Residential	7,696	2,502	9	10,207
Retail	8,684	6,583	—	15,267
Self Storage	2,254	—	—	2,254
Total Common Stocks	39,299	30,056	9	69,364
Short-Term Investment
Investment Company	417	—	—	417
Total Assets	$39,716	$30,056	$9	$69,781

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	2
Realized gains (losses)	—
Ending Balance	$9
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$2

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$9	Market Transaction Method	Transaction Valuation	$0.001	Increase
			Discount for Lack of Marketability	50.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019,

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

approximately $139,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $9,106,000 and $13,658,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$99	$5,290	$4,972	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$417

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,376	$—	$2,013	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, character differences on distributions from real estate investment trust securities and gains and basis adjustments on certain equity securities designated as issued by passive foreign investment companies, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(44)	$44

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,979	$3,259

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 88.1%.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable, (ii) management fee was competitive with its peer group average and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP

1155 Avenue of the Americas

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
2655608 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	24
Consolidated Statement of Operations	25
Consolidated Statements of Changes in Net Assets	26
Consolidated Financial Highlights	27
Notes to Consolidated Financial Statements	29
Investment Advisory Agreement Approval	42
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Consolidated Expense Example (unaudited)

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,114.70	$1,020.38	$4.67	$4.46	0.89%
Global Strategist Portfolio Class II	1,000.00	1,115.40	1,019.89	5.19	4.96	0.99

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (43.3%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 2.50%, 7/1/45 (Cost $65)	$64	$65
Agency Fixed Rate Mortgages (3.3%)
United States (3.3%)
Federal Home Loan Mortgage Corporation, Gold Pools: 3.50%, 2/1/45 - 6/1/45	404	420
4.50%, 1/1/49	96	99
Federal National Mortgage Association, Conventional Pools: 3.50%, 3/1/49	149	152
4.00%, 11/1/41 - 4/1/49	540	567
4.50%, 3/1/41 - 11/1/44	204	218
5.00%, 1/1/41 - 3/1/41	80	88
6.00%, 1/1/38	13	14
6.50%, 8/1/38	4	4
July TBA: 3.00%, 7/1/49 (a)	220	222
3.50%, 7/1/49 (a)	986	1,008
4.00%, 7/1/49 (a)	350	362
4.50%, 7/1/49 (a)	100	104
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44	49	52
5.00%, 2/20/49 - 3/20/49	249	259
Total Agency Fixed Rate Mortgages (Cost $3,569)		3,569
Asset-Backed Securities (0.4%)
United States (0.4%)
Louisiana Public Facilities Authority 3 Month USD LIBOR + 0.90%, 3.48%, 4/26/27 (b)	29	29
New Century Home Equity Loan Trust 1 Month USD LIBOR + 1.35%, 3.75%, 3/25/33 (b)	73	74
North Carolina State Education Assistance Authority 3 Month USD LIBOR + 0.80%, 3.38%, 7/25/25 (b)	26	26
NovaStar Mortgage Funding Trust 1 Month USD LIBOR + 1.58%, 4.00%, 12/25/34 (b)	75	76
Renaissance Home Equity Loan Trust 1 Month USD LIBOR + 0.76%, 3.16%, 12/25/32 (b)	85	86
United Auto Credit Securitization Trust 4.26%, 5/10/23 (c)	100	102
Total Asset-Backed Securities (Cost $386)		393
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.7%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC, 3 Month GBP LIBOR + 1.10%, 1.96%, 5/22/28 (b)	GBP	100	$127
United States (0.6%)
COMM Mortgage Trust, 3.28%, 1/10/46		$45	46
3.96%, 3/10/47		144	154
4.89%, 7/15/47 (b)(c)		100	98
Commercial Mortgage Pass-Through Certificates, 4.24%, 2/10/47 (b)		77	83
UBS-Barclays Commercial Mortgage Trust, 3.53%, 5/10/63		40	41
WFRBS Commercial Mortgage Trust, 4.14%, 10/15/57 (b)(c)		144	136
5.19%, 9/15/46 (b)(c)		140	137
			695
Total Commercial Mortgage-Backed Securities (Cost $795)			822
Corporate Bonds (16.4%)
Australia (0.7%)
Australia & New Zealand Banking Group Ltd., 5.13%, 9/10/19	EUR	100	114
Macquarie Bank Ltd., 6.63%, 4/7/21 (c)		$85	91
Macquarie Group Ltd., 4.15%, 3/27/24 (c)		50	52
National Australia Bank Ltd., 0.63%, 8/30/23	EUR	125	146
Transurban Finance Co. Pty Ltd., 2.00%, 8/28/25		100	124
Transurban Finance Co., Pty Ltd., 4.13%, 2/2/26 (c)		$70	73
Woolworths Group Ltd., 4.00%, 9/22/20 (c)		150	153
			753
Belgium (0.1%)
Anheuser-Busch InBev SA, 2.75%, 3/17/36	EUR	75	99
Canada (0.7%)
Province of Alberta Canada, 1.75%, 8/26/20		$260	259
Province of British Columbia Canada, 2.00%, 10/23/22		260	261
Royal Bank of Canada, 2.75%, 2/1/22		250	254
			774
Chile (0.2%)
Banco del Estado de Chile, 2.67%, 1/8/21 (c)		200	200

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
China (0.4%)
Baidu, Inc., 2.88%, 7/6/22		$200	$201
Syngenta Finance N.V., 4.44%, 4/24/23 (c)		200	208
			409
Colombia (0.2%)
Ecopetrol SA, 5.88%, 9/18/23		230	255
France (1.2%)
Air Liquide Finance SA, 1.75%, 9/27/21 (c)		200	198
Banque Federative du Credit Mutuel SA, 0.75%, 7/17/25	EUR	100	117
2.00%, 9/19/19		200	228
BNP Paribas SA, 1.13%, 6/11/26		125	147
3.80%, 1/10/24 (c)		$200	208
5.00%, 1/15/21		85	88
BPCE SA, 5.15%, 7/21/24 (c)		200	216
TOTAL SA, 3.88%, 5/18/22 (d)	EUR	100	125
			1,327
Germany (1.3%)
Bayer US Finance II LLC, 3.88%, 12/15/23 (c)		$200	208
BMW US Capital LLC, 2.15%, 4/6/20 (c)		200	200
Deutsche Bank AG, 2.70%, 7/13/20		225	224
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (c)		150	154
Kreditanstalt fuer Wiederaufbau, 1.13%, 9/15/32	EUR	190	241
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 6.00%, 5/26/41		100	126
Siemens Financieringsmaatschappij N.V., 2.15%, 5/27/20 (c)		$250	250
			1,403
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 7/27/26		200	203
Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		120	114
Italy (0.2%)
FCA Bank SpA, 1.38%, 4/17/20	EUR	100	115
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (c)		$100	105
			220
	Face Amount (000)		Value (000)
Korea, Republic of (0.2%)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (c)		$200	$209
Malaysia (0.2%)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		200	209
Netherlands (0.7%)
ABN AMRO Bank N.V., 2.88%, 6/30/25	EUR	100	117
ASR Nederland N.V., 5.00%, 9/30/24 (d)		100	129
Cooperatieve Rabobank UA, 3.88%, 2/8/22		$50	52
Series G 3.75%, 11/9/20	EUR	50	60
ING Bank N.V., 5.80%, 9/25/23 (c)		$200	221
ING Groep N.V., 1.38%, 1/11/28	EUR	100	119
			698
Saudi Arabia (0.2%)
Saudi Telecom Co., 3.89%, 5/13/29 (c)		$200	207
Spain (0.6%)
Banco Santander SA, 3.13%, 1/19/27	EUR	100	128
5.18%, 11/19/25		$200	218
CaixaBank SA, 0.75%, 4/18/23	EUR	100	116
Telefonica Emisiones SA, 4.71%, 1/20/20		200	234
			696
Sweden (0.2%)
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20		$250	250
Switzerland (0.2%)
ABB Treasury Center USA, Inc., 4.00%, 6/15/21 (c)		50	52
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (c)		200	205
			257
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (c)		200	209
United Kingdom (1.7%)
BP Capital Markets PLC, 2.50%, 11/6/22		100	101
Heathrow Funding Ltd., 4.88%, 7/15/23 (c)		100	106
HSBC Holdings PLC, 4.25%, 3/14/24		200	211
Lloyds Bank PLC, 6.50%, 3/24/20	EUR	200	238

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Lloyds Banking Group PLC, 4.55%, 8/16/28		$200	$216
Nationwide Building Society, 3.77%, 3/8/24 (c)		200	204
NGG Finance PLC, 5.63%, 6/18/73	GBP	100	138
Royal Bank of Scotland Group PLC, 3.88%, 9/12/23		$200	205
Standard Chartered PLC, 2.10%, 8/19/19 (c)		225	225
Vodafone Group PLC, 4.38%, 5/30/28		125	135
			1,779
United States (6.9%)
Abbott Laboratories, 3.40%, 11/30/23		35	36
Air Lease Corp., 2.13%, 1/15/20		150	150
Altria Group, Inc., 3.80%, 2/14/24		125	130
Amazon.com, Inc., 2.80%, 8/22/24		150	155
American Express Credit Corp., MTN 2.20%, 3/3/20		125	125
American International Group, Inc., 4.88%, 6/1/22		50	54
Apple, Inc., 2.50%, 2/9/22		200	202
AT&T, Inc., 1.80%, 9/5/26	EUR	100	123
4.25%, 3/1/27		$50	54
4.50%, 3/9/48		45	46
5.15%, 2/15/50		50	55
AvalonBay Communities, Inc., Series G 2.95%, 9/15/22		50	51
Bank of America Corp., MTN 4.00%, 1/22/25		175	184
Bristol-Myers Squibb Co., 3.40%, 7/26/29 (c)		150	157
Capital One NA, 1.85%, 9/13/19		250	250
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25		25	27
Chubb INA Holdings, Inc., 0.88%, 6/15/27	EUR	100	115
Cigna Corp., 3.75%, 7/15/23 (c)		$100	104
Citigroup, Inc., 5.50%, 9/13/25		75	85
	Face Amount (000)		Value (000)
Coca-Cola Co. (The), 3.20%, 11/1/23		$100	$105
Constellation Brands, Inc., 4.40%, 11/15/25		75	82
CVS Health Corp., 3.70%, 3/9/23		200	207
Discover Bank, 3.10%, 6/4/20		255	256
Dollar Tree, Inc., 3.70%, 5/15/23		75	77
Dow Chemical Co. (The), 4.55%, 11/30/25 (c)		125	136
Duke Energy Corp., 1.80%, 9/1/21		100	99
Emerson Electric Co., 1.25%, 10/15/25	EUR	125	150
Five Corners Funding Trust, 4.42%, 11/15/23 (c)		$200	214
Ford Motor Credit Co., LLC, 2.68%, 1/9/20		200	200
Fox Corp., 4.71%, 1/25/29 (c)		50	56
General Motors Financial Co., Inc., 2.35%, 10/4/19		75	75
Goldman Sachs Group, Inc. (The), 2.88%, 10/31/22		75	76
6.75%, 10/1/37		125	164
HCA, Inc., 4.13%, 6/15/29		50	51
HSBC USA, Inc., 3.50%, 6/23/24		100	104
International Business Machines Corp., 3.00%, 5/15/24		250	257
JPMorgan Chase & Co., 2.25%, 1/23/20		200	200
McDonald's Corp., MTN 3.38%, 5/26/25		100	105
Medtronic Global Holdings SCA, 1.13%, 3/7/27	EUR	125	148
Medtronic, Inc., 3.63%, 3/15/24		$100	106
Metropolitan Life Global Funding I, 2.40%, 1/8/21 (c)		200	200
Microsoft Corp., 1.55%, 8/8/21		200	198
NBC Universal Media LLC, 4.38%, 4/1/21		130	135
Newmont Goldcorp Corp., 3.70%, 3/15/23 (c)		73	76
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		125	131
Oracle Corp., 3.40%, 7/8/24		75	79
PepsiCo, Inc., 2.63%, 4/28/26	EUR	100	133

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Prologis Euro Finance LLC, 1.88%, 1/5/29	EUR	100	$125
Rockwell Collins, Inc., 1.95%, 7/15/19		$100	100
salesforce.com, Inc., 3.25%, 4/11/23		100	104
Starbucks Corp., 3.80%, 8/15/25		100	107
Synchrony Bank, 3.00%, 6/15/22		250	252
Union Pacific Corp., 3.95%, 9/10/28		50	55
UnitedHealth Group, Inc., 2.88%, 3/15/23		100	102
Verizon Communications, Inc., 1.38%, 10/27/26	EUR	125	152
4.67%, 3/15/55		$43	49
Visa, Inc., 3.15%, 12/14/25		75	79
Walmart, Inc., 2.55%, 4/11/23		50	51
Wells Fargo & Co., 3.00%, 10/23/26		325	329
			7,428
Total Corporate Bonds (Cost $17,297)			17,699
Mortgages — Other (1.1%)
United States (1.1%)
Federal Home Loan Mortgage Corporation, 3.00%, 9/25/45 - 5/25/47		422	422
3.50%, 5/25/45 - 7/25/46		231	233
4.00%, 5/25/45		22	22
Seasoned Credit Risk Transfer Trust, 3.00%, 8/25/56 - 7/25/58		394	392
3.50%, 7/25/58		146	149
Total Mortgages — Other (Cost $1,198)			1,218
Sovereign (19.7%)
Argentina (0.7%)
Argentine Republic Government International Bond, 5.88%, 1/11/28		1,058	807
Australia (0.4%)
Australia Government Bond, 2.75%, 11/21/28	AUD	570	451
Austria (0.4%)
Republic of Austria Government Bond, 2.10%, 9/20/17 (c)	EUR	100	177
4.15%, 3/15/37 (c)		160	299
			476
Belgium (0.3%)
Kingdom of Belgium Government Bond, 1.90%, 6/22/38 (c)		240	334
	Face Amount (000)		Value (000)
Canada (1.3%)
Canadian Government Bond, 1.00%, 6/1/27	CAD	530	$392
2.00%, 6/1/28		1,040	830
Province of Ontario Canada, 2.30%, 6/15/26		$230	232
			1,454
China (0.3%)
Sinopec Group Overseas Development 2013 Ltd., 2.63%, 10/17/20	EUR	130	153
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (c)		$200	200
			353
Cyprus (0.1%)
Cyprus Government International Bond, 3.75%, 7/26/23	EUR	50	65
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	670	110
France (0.5%)
French Republic Government Bond OAT, 2.00%, 5/25/48 (c)	EUR	160	234
3.25%, 5/25/45		180	324
			558
Germany (0.3%)
Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39		150	313
Greece (2.2%)
Hellenic Republic Government Bond, 3.75%, 1/30/28		1,855	2,346
Hungary (0.1%)
Hungary Government International Bond, 5.75%, 11/22/23		$130	148
Indonesia (0.3%)
Indonesia Government International Bond, 1.75%, 4/24/25	EUR	130	154
Indonesia Treasury Bond, 6.13%, 5/15/28	IDR	1,220,000	80
8.25%, 5/15/29		1,280,000	96
			330
Italy (1.2%)
Italy Buoni Poliennali Del Tesoro, 1.45%, 9/15/22	EUR	360	417
3.75%, 9/1/24		460	585
3.85%, 9/1/49 (c)		240	316
			1,318
Japan (5.5%)
Japan Government Ten Year Bond, 0.10%, 6/20/26 - 9/20/28	JPY	146,000	1,389
0.50%, 9/20/24		102,000	984
1.10%, 6/20/21		82,000	780

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Japan Government Thirty Year Bond, 0.30%, 6/20/46	JPY	78,000	$718
1.70%, 6/20/33		99,000	1,134
2.00%, 9/20/40		76,000	958
			5,963
Korea, Republic of (0.6%)
Export-Import Bank of Korea, 2.38%, 6/25/24		$200	200
Korea Electric Power Corp., 2.50%, 6/24/24 (c)		200	200
Korea International Bond, 2.00%, 6/19/24		200	200
			600
Malaysia (0.1%)
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600	149
Mexico (0.6%)
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	7,000	364
8.50%, 5/31/29		3,000	166
Petroleos Mexicanos, 4.88%, 1/18/24		$120	118
			648
New Zealand (0.3%)
New Zealand Government Bond, 3.00%, 4/20/29	NZD	390	296
Norway (0.1%)
Norway Government Bond, 2.00%, 5/24/23 (c)	NOK	730	88
Poland (0.1%)
Republic of Poland Government Bond, 2.25%, 4/25/22	PLN	530	144
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45 (c)	EUR	30	54
Russia (0.1%)
Russian Federal Bond — OFZ, 7.00%, 8/16/23	RUB	5,250	82
Spain (1.7%)
Spain Government Bond, 0.25%, 7/30/24 (c)	EUR	450	523
1.60%, 4/30/25 (c)		590	736
1.95%, 7/30/30 (c)		130	171
2.70%, 10/31/48 (c)		220	329
3.45%, 7/30/66 (c)		31	55
			1,814
Supernational (0.8%)
European Financial Stability Facility, 1.25%, 5/24/33		110	140
European Investment Bank, 0.20%, 7/15/24		190	223
	Face Amount (000)		Value (000)
International Bank for Reconstruction & Development, 2.20%, 2/27/24	AUD	620	$450
			813
Sweden (0.1%)
Sweden Government Bond, 1.00%, 11/12/26	SEK	470	55
United Kingdom (1.4%)
United Kingdom Gilt, 1.25%, 7/22/27	GBP	180	237
1.63%, 10/22/28		190	258
3.50%, 1/22/45		430	782
4.25%, 9/7/39		140	268
			1,545
Total Sovereign (Cost $20,011)			21,314
U.S. Treasury Securities (1.6%)
United States (1.6%)
U.S. Treasury Bonds, 2.50%, 2/15/45		$370	369
3.13%, 5/15/48		860	965
4.25%, 11/15/40		330	433
Total U.S. Treasury Securities (Cost $1,565)			1,767
Total Fixed Income Securities (Cost $44,886)			46,847
	Shares
Common Stocks (36.0%)
Australia (0.9%)
AGL Energy Ltd.		793	11
Alumina Ltd.		5,134	8
Amcor PLC CDI		1,516	17
AMP Ltd.		3,937	6
APA Group		531	4
ASX Ltd.		271	16
Australia & New Zealand Banking Group Ltd.		4,113	82
Bendigo & Adelaide Bank Ltd.		3	—	@
BHP Group Ltd.		3,206	93
Brambles Ltd.		1,704	15
CIMIC Group Ltd.		225	7
Coca-Cola Amatil Ltd.		317	2
Coles Group Ltd. (e)		1,271	12
Commonwealth Bank of Australia		1,436	84
CSL Ltd.		600	91
Fortescue Metals Group Ltd.		1,579	10
GPT Group (The) REIT		4,585	20
Incitec Pivot Ltd.		2,448	6
Insurance Australia Group Ltd.		2,689	16
Macquarie Group Ltd.		394	35
National Australia Bank Ltd.		3,187	60
Newcrest Mining Ltd.		715	16
OneMarket Ltd. (e)		137	—	@
Orica Ltd.		594	8
Origin Energy Ltd.		1,311	7
Orora Ltd.		1,516	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
QBE Insurance Group Ltd.	2,224	$18
Rio Tinto Ltd.	431	31
Santos Ltd.	1,098	5
Scentre Group REIT	5,547	15
Shopping Centres Australasia Property Group REIT	314	1
South32 Ltd. (LSE)	7,996	18
South32 Ltd. (ASX)	3,206	7
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	5,562	16
Suncorp Group Ltd.	1,613	15
Sydney Airport	452	3
Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	6,285	17
Transurban Group	1,857	19
Treasury Wine Estates Ltd.	889	9
Wesfarmers Ltd.	1,072	27
Westpac Banking Corp.	3,002	60
Woodside Petroleum Ltd.	618	16
Woolworths Group Ltd.	1,497	35
		943
Austria (0.0%)
Erste Group Bank AG (e)	450	17
IMMOFINANZ AG (e)	56	1
Raiffeisen Bank International AG	41	1
Verbund AG	75	4
voestalpine AG	158	5
		28
Belgium (0.2%)
Ageas	219	11
Anheuser-Busch InBev SA N.V.	663	59
bpost SA	9,321	88
Cie d'Entreprises CFE	117	11
Colruyt SA	71	4
D'ieteren SA	312	14
Econocom Group SA	5,231	19
Groupe Bruxelles Lambert SA	119	12
KBC Group N.V.	195	13
Proximus SADP	84	3
Solvay SA	57	6
Umicore SA	254	8
		248
Canada (1.5%)
Agnico Eagle Mines Ltd.	200	10
Bank of Montreal	476	36
Bank of Nova Scotia (The)	867	47
Barrick Gold Corp. (LSE)	1,549	22
Barrick Gold Corp. (NYSE)	14,601	230
BCE, Inc.	600	27
Blackberry Ltd. (e)	476	4
Brookfield Asset Management, Inc., Class A	609	29
Brookfield Business Partners LP	20	1
	Shares	Value (000)
Cameco Corp.	476	$5
Canadian Imperial Bank of Commerce	676	53
Canadian National Railway Co.	662	61
Canadian Natural Resources Ltd.	562	15
Canadian Pacific Railway Ltd.	200	47
Cenovus Energy, Inc.	562	5
Crescent Point Energy Corp.	286	1
Eldorado Gold Corp. (e)	94	1
Enbridge, Inc. (TSX)	5,157	186
Enbridge, Inc.	338	12
Encana Corp. (TSX)	562	3
Encana Corp.	829	4
Fortis, Inc.	100	4
George Weston Ltd.	17	1
Gibson Energy, Inc.	500	9
Hydro One Ltd.	100	2
Imperial Oil Ltd.	95	3
Inter Pipeline Ltd.	1,600	25
Keyera Corp.	800	21
Kinder Morgan Canada Ltd.	100	1
Kinross Gold Corp. (e)	752	3
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	671	33
Manulife Financial Corp.	1,881	34
National Bank of Canada	500	24
Nutrien Ltd.	629	34
Obsidian Energy Ltd. (e)	71	—	@
Pembina Pipeline Corp.	2,000	74
Power Corp. of Canada	571	12
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	481	26
Royal Bank of Canada	1,452	115
Sun Life Financial, Inc.	467	19
Suncor Energy, Inc.	1,133	35
TC Energy Corp.	4,171	207
Teck Resources Ltd., Class B	476	11
Thomson Reuters Corp.	363	23
Tidewater Midstream and Infrastructure Ltd.	700	1
Toronto-Dominion Bank (The)	1,829	107
Wheaton Precious Metals Corp.	381	9
Yamana Gold, Inc.	657	2
		1,641
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	18,000	—	@
Yum China Holdings, Inc.	356	17
		17
Denmark (0.4%)
AP Moller — Maersk A/S Series A	6	7
AP Moller — Maersk A/S Series B	11	14
Carlsberg A/S Series B	18	2
Danske Bank A/S	1,128	18
Drilling Co. of 1972 A/S (The) (e)	34	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Denmark (cont'd)
DSV A/S	435	$43
Novo Nordisk A/S Series B	4,925	251
Novozymes A/S Series B	383	18
Orsted A/S	82	7
Vestas Wind Systems A/S	448	39
		401
Finland (0.1%)
Elisa Oyj	239	12
Fortum Oyj	580	13
Kone Oyj, Class B	343	20
Metso Oyj	120	5
Nokia Oyj	3,329	16
Nokian Renkaat Oyj (e)	141	4
Sampo Oyj, Class A	355	17
Stora Enso Oyj, Class R	588	7
UPM-Kymmene Oyj	325	9
Valmet Oyj	120	3
Wartsila Oyj Abp	513	7
		113
France (3.1%)
Aeroports de Paris (ADP)	1,012	179
Air Liquide SA	333	47
Airbus SE	396	56
Akka Technologies	330	24
ALD SA	1,575	25
Alstom SA	238	11
Alten SA	843	101
Altran Technologies SA	6,730	107
ArcelorMittal	262	5
AXA SA	1,795	47
BNP Paribas SA	1,654	79
Bouygues SA	208	8
Capgemini SE	195	24
Carrefour SA	541	10
CGG SA (e)	5	—	@
Cie de Saint-Gobain	408	16
Cie Generale des Etablissements Michelin SCA	214	27
Covivio REIT	31	3
Credit Agricole SA	2,109	25
Danone SA	541	46
Derichebourg SA	7,571	29
Eiffage SA	1,907	188
Electricite de France SA	598	8
Elior Group SA	5,479	75
Engie SA	1,978	30
EssilorLuxottica SA	178	23
Fnac Darty SA (e)	899	67
Gecina SA REIT	22	3
Getlink SE	557	9
Hermes International	23	17
Iliad SA	12	1
Jacquet Metal Service SA	510	10
	Shares	Value (000)
Kaufman & Broad SA	519	$20
Klepierre SA REIT	187	6
L'Oreal SA	290	83
Legrand SA	114	8
LVMH Moet Hennessy Louis Vuitton SE	185	79
Orange SA	2,794	44
Pernod Ricard SA	241	44
Peugeot SA	14,914	368
Publicis Groupe SA	183	10
Renault SA	194	12
Safran SA	147	22
Sanofi	585	51
Schneider Electric SE	459	42
SES SA	360	6
Societe Generale SA	1,217	31
Sodexo SA	160	19
Suez	168	2
Thales SA	92	11
TOTAL SA	1,305	73
Unibail-Rodamco-Westfield REIT	52	8
Unibail-Rodamco-Westfield REIT CDI	1,000	7
Vallourec SA (e)	98	—	@
Veolia Environnement SA	584	14
Vinci SA	8,972	920
Vivendi SA	1,030	28
Worldline SA (e)	2,423	176
		3,384
Germany (1.6%)
Adidas AG	126	39
Allianz SE (Registered)	284	68
Amadeus Fire AG	91	12
Aumann AG	842	18
BASF SE	417	30
Bayer AG (Registered)	577	40
Bayerische Motoren Werke AG	254	19
Bechtle AG	1,109	127
Befesa SA	501	20
Beiersdorf AG	17	2
Bilfinger SE	2,173	70
CANCOM SE	1,526	81
CECONOMY AG (e)	125	1
Commerzbank AG	621	4
Continental AG	60	9
Daimler AG (Registered)	486	27
Deutsche Bank AG (Registered)	628	5
Deutsche Boerse AG	110	16
Deutsche Lufthansa AG (Registered)	129	2
Deutsche Post AG (Registered)	433	14
Deutsche Telekom AG (Registered)	3,385	59
E.ON SE	2,046	22
Fraport AG Frankfurt Airport Services Worldwide	1,840	158
Fresenius Medical Care AG & Co., KGaA	158	12
Fresenius SE & Co., KGaA	337	18

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Hamburger Hafen und Logistik AG	890	$24
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	127	12
Henkel AG & Co., KGaA (Preference)	242	24
Hornbach Holding AG & Co., KGaA	196	11
Indus Holding AG	346	16
Infineon Technologies AG	911	16
Innogy SE	63	3
Jungheinrich AG (Preference)	1,231	38
K+S AG (Registered)	63	1
LANXESS AG	38	2
Linde PLC	29	6
Linde PLC (e)	167	34
Merck KGaA	150	16
METRO AG	125	2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	37
OSRAM Licht AG	40	1
Porsche Automobil Holding SE (Preference)	188	12
QIAGEN N.V. (e)	321	13
RWE AG	578	14
Salzgitter AG	2,847	82
SAP SE	563	77
Siemens AG (Registered)	408	49
Sixt SE	688	74
thyssenKrupp AG	146	2
Uniper SE	195	6
United Internet AG (Registered)	67	2
Volkswagen AG	26	5
Volkswagen AG (Preference)	107	18
Wacker Neuson SE	1,162	29
Washtec AG	108	7
Zalando SE (e)	5,097	226
		1,736
Greece (0.1%)
Mytilineos Holdings SA	2,361	27
OPAP SA	5,162	58
		85
Hong Kong (0.3%)
Bank of East Asia Ltd. (The)	2,401	7
BOC Hong Kong Holdings Ltd.	4,000	16
CK Asset Holdings Ltd.	2,052	16
CK Hutchison Holdings Ltd.	2,052	20
CLP Holdings Ltd.	1,200	13
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd.	1,407	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	2,000	5
Hang Seng Bank Ltd.	900	22
Henderson Land Development Co., Ltd.	2,150	12
HKT Trust & HKT Ltd.	1,000	2
Hong Kong & China Gas Co., Ltd.	6,605	15
	Shares	Value (000)
Hong Kong Exchanges & Clearing Ltd.	788	$28
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	4
Li & Fung Ltd.	4,000	1
Link REIT	1,254	15
MTR Corp., Ltd.	1,478	10
New World Development Co., Ltd.	4,135	6
Power Assets Holdings Ltd.	1,000	7
Sands China Ltd.	1,600	8
Sino Land Co., Ltd.	2,687	5
Sun Hung Kai Properties Ltd.	2,530	43
Swire Pacific Ltd., Class A	1,000	12
Swire Properties Ltd.	350	1
Wharf Holdings Ltd. (The)	1,400	4
Wharf Real Estate Investment Co., Ltd.	1,400	10
Wynn Macau Ltd.	1,200	3
		289
Ireland (0.0%)
AIB Group PLC	505	2
Bank of Ireland Group PLC	596	3
CRH PLC	488	16
Kerry Group PLC, Class A	26	3
		24
Israel (0.0%)
Bank Hapoalim BM	642	5
Bank Leumi Le-Israel BM	916	6
Mizrahi Tefahot Bank Ltd.	40	1
		12
Italy (0.6%)
Assicurazioni Generali SpA	766	14
Atlantia SpA	11,234	292
Banco BPM SpA (e)	215	—	@
CIR-Compagnie Industriali Riunite SpA	6,309	7
CNH Industrial N.V.	456	5
Enav SpA	8,584	49
Enel SpA	8,222	58
Eni SpA	1,280	21
EXOR N.V.	55	4
Ferrari N.V.	61	10
Fiat Chrysler Automobiles N.V.	607	9
Fiera Milano SpA	2,474	10
Geox SpA	9,444	14
Intesa Sanpaolo SpA	20,495	44
Italgas SpA	197	1
Leonardo SpA	351	5
Mediobanca Banca di Credito Finanziario SpA	785	8
Prysmian SpA	116	2
Rizzoli Corriere Della Sera Mediagroup SpA	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	5
Societa Iniziative Autostradali e Servizi SpA	3,202	59

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Telecom Italia SpA (e)	11,668	$6
Telecom Italia SpA	5,592	3
Tenaris SA	277	4
Terna Rete Elettrica Nazionale SpA	1,555	10
UniCredit SpA	1,703	21
Unione di Banche Italiane SpA	471	1
		662
Japan (1.5%)
Astellas Pharma, Inc.	100	1
Chiba Bank Ltd. (The)	300	2
Chubu Electric Power Co., Inc.	100	1
Concordia Financial Group Ltd.	900	3
Japan Post Bank Co., Ltd.	100	1
Japan Tobacco, Inc.	100	2
Kansai Electric Power Co., Inc. (The)	100	1
KDDI Corp.	800	20
Kyushu Electric Power Co., Inc.	100	1
Mebuki Financial Group, Inc.	900	2
Mitsubishi Estate Co., Ltd.	19,100	356
Mitsui Fudosan Co., Ltd.	17,000	413
Mizuho Financial Group, Inc.	29,300	43
Nippon Telegraph & Telephone Corp.	100	5
Nomura Real Estate Holdings, Inc.	3,200	69
NTT DOCOMO, Inc.	800	19
Osaka Gas Co., Ltd.	100	2
Resona Holdings, Inc.	1,500	6
Seven Bank Ltd.	300	1
Shizuoka Bank Ltd. (The)	100	1
Softbank Corp.	800	10
SoftBank Group Corp.	1,200	58
Sumitomo Mitsui Financial Group, Inc.	600	21
Sumitomo Mitsui Trust Holdings, Inc.	100	4
Sumitomo Realty & Development Co., Ltd.	9,300	333
Takeda Pharmaceutical Co., Ltd.	100	4
Takeda Pharmaceutical Co., Ltd. ADR (e)	1,912	34
Tohoku Electric Power Co., Inc.	100	1
Tokyo Electric Power Co., Holdings, Inc. (e)	600	3
Tokyo Gas Co., Ltd.	100	2
Tokyo Tatemono Co., Ltd.	8,000	89
Tokyu Fudosan Holdings Corp.	17,000	94
		1,602
Netherlands (0.7%)
ABN AMRO Bank N.V. CVA	196	4
Accell Group	359	10
Akzo Nobel N.V.	202	19
ASML Holding N.V.	299	63
Basic-Fit (e)	844	30
Coca-Cola European Partners PLC (e)	129	7
Fugro N.V. CVA (e)	56	—	@
Heineken Holding N.V.	18	2
	Shares	Value (000)
Heineken N.V.	404	$45
ING Groep N.V.	5,298	61
InterXion Holding (e)	1,500	114
Koninklijke Ahold Delhaize N.V.	1,102	25
Koninklijke KPN N.V.	2,937	9
Koninklijke Philips N.V.	1,207	52
Koninklijke Vopak N.V.	68	3
PostNL N.V.	25,151	44
Takeaway.com (e)	1,202	113
TomTom N.V. (e)	4,136	48
Unilever N.V. CVA	1,417	86
		735
New Zealand (0.0%)
Auckland International Airport Ltd.	1,701	11
Contact Energy Ltd.	1,252	7
Fletcher Building Ltd.	1,181	4
Mercury NZ Ltd.	1,212	4
Meridian Energy Ltd.	2,247	7
Ryman Healthcare Ltd.	661	5
Spark New Zealand Ltd.	4,153	11
		49
Norway (0.2%)
Akastor ASA (e)	246	—	@
Aker Solutions ASA (e)	246	1
DNB ASA	2,773	52
Equinor ASA	2,284	45
Kvaerner ASA	246	—	@
Marine Harvest ASA (e)	62	2
Norsk Hydro ASA	1,778	6
Orkla ASA	1,208	11
REC Silicon ASA (e)	1,171	—	@
Subsea 7 SA	420	5
Telenor ASA	1,403	30
Yara International ASA	352	17
		169
Poland (0.0%)
Jeronimo Martins SGPS SA	241	4
Portugal (0.1%)
CTT-Correios de Portugal SA	4,789	12
EDP — Energias de Portugal SA	3,520	13
Galp Energia SGPS SA	247	4
Navigator Co. SA (The)	10,442	40
Pharol SGPS SA (Registered) (e)	610	—	@
Semapa-Sociedade de Investimento e Gestao	533	7
		76
Singapore (0.1%)
DBS Group Holdings Ltd.	900	17
Oversea-Chinese Banking Corp., Ltd.	1,700	14
Singapore Telecommunications Ltd.	4,400	12
United Overseas Bank Ltd.	600	12
		55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
South Africa (0.0%)
Nedbank Group Ltd.	249	$4
Old Mutual Ltd.	7,755	12
		16
Spain (0.8%)
ACS Actividades de Construccion y Servicios SA	195	8
Aena SME SA	2,137	424
Amadeus IT Group SA	176	14
Banco Bilbao Vizcaya Argentaria SA	7,750	43
Banco de Sabadell SA	13,029	13
Banco Santander SA	17,437	81
Bankia SA	1,028	2
Bankinter SA	386	3
CaixaBank SA	3,606	10
Cia de Distribucion Integral Logista Holdings SA	1,963	44
Enagas SA	211	6
Ence Energia y Celulosa SA	9,657	44
Endesa SA	143	4
Ferrovial SA	309	8
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	5,559	55
Industria de Diseno Textil SA	824	25
International Consolidated Airlines Group SA	1,054	6
Naturgy Energy Group SA	348	10
NH Hotel Group SA	1,486	8
Red Electrica Corp., SA	532	11
Repsol SA	870	14
Telefonica SA	5,096	42
Telepizza Group SA	279	1
		882
Sweden (0.6%)
Alfa Laval AB	438	10
Assa Abloy AB, Class B	1,501	34
Atlas Copco AB, Class A	995	32
Atlas Copco AB, Class B	580	17
Boliden AB	402	10
Electrolux AB, Class B	355	9
Epiroc AB, Class A	995	10
Epiroc AB, Class B	580	6
Essity AB, Class B	1,015	31
Getinge AB, Class B	336	5
Hennes & Mauritz AB, Class B	1,377	24
Hexagon AB, Class B	382	21
Husqvarna AB, Class B	620	6
ICA Gruppen AB	117	5
Industrivarden AB, Class C	251	6
Investor AB, Class B	687	33
Kinnevik AB, Class B	355	9
L E Lundbergforetagen AB, Class B	130	5
Lundin Petroleum AB	277	9
	Shares	Value (000)
Millicom International Cellular SA SDR	134	$8
Modern Times Group MTG AB, Class B (e)	17	—	@
Nordea Bank Abp	6,167	45
Nordic Entertainment Group AB, Class B	17	—	@
Sandvik AB	1,652	30
Securitas AB, Class B	462	8
Skandinaviska Enskilda Banken AB, Class A	3,121	29
Skanska AB, Class B	502	9
SKF AB, Class B	564	10
Svenska Handelsbanken AB, Class A	3,022	30
Swedbank AB, Class A	1,771	27
Swedish Match AB	267	11
Tele2 AB, Class B	806	12
Telefonaktiebolaget LM Ericsson, Class B	4,652	44
Telia Co., AB	5,368	24
Volvo AB, Class B	2,307	37
		606
Switzerland (1.8%)
ABB Ltd. (Registered)	3,624	73
Adecco Group AG (Registered)	364	22
Alcon, Inc. (e)	369	23
Baloise Holding AG (Registered)	140	25
Cie Financiere Richemont SA (Registered)	739	63
Credit Suisse Group AG (Registered) (e)	1,908	23
GAM Holding AG (e)	529	2
Geberit AG (Registered)	116	54
Givaudan SA (Registered)	19	54
Idorsia Ltd. (e)	392	9
Julius Baer Group Ltd. (e)	388	17
Kuehne & Nagel International AG (Registered)	115	17
LafargeHolcim Ltd. (Registered) (SIX) (e)	377	18
LafargeHolcim Ltd. (Registered) (PAR) (e)	156	8
Lonza Group AG (Registered) (e)	182	61
Nestle SA (Registered)	4,693	486
Novartis AG (Registered)	1,846	169
Roche Holding AG (Genusschein)	1,566	441
Schindler Holding AG	123	27
SGS SA (Registered)	17	43
Sonova Holding AG (Registered)	183	42
Swatch Group AG (The)	52	15
Swiss Life Holding AG (Registered)	56	28
Swiss Re AG	207	21
Swisscom AG (Registered)	14	7
UBS Group AG (Registered) (e)	5,405	64
Zurich Insurance Group AG	268	93
		1,905
Turkey (0.2%)
Akbank T.A.S. (e)	81,725	96
Turkiye Garanti Bankasi AS (e)	66,226	104
Turkiye Is Bankasi A/S Series C (e)	39,183	41
		241

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (3.4%)
3i Group PLC	1,435	$20
Admiral Group PLC	279	8
Anglo American PLC	1,889	54
Antofagasta PLC	556	7
Ashtead Group PLC	704	20
Associated British Foods PLC	592	19
AstraZeneca PLC	1,856	152
Auto Trader Group PLC	1,425	10
Aviva PLC	5,715	30
Babcock International Group PLC	360	2
BAE Systems PLC	4,451	28
Barclays PLC	41,443	79
Barratt Developments PLC	1,431	10
Berkeley Group Holdings PLC	185	9
BHP Group PLC	3,120	80
BP PLC	26,694	187
British American Tobacco PLC	3,607	126
British Land Co., PLC (The) REIT	1,403	10
BT Group PLC	16,578	41
Bunzl PLC	502	13
Burberry Group PLC	653	16
Capita PLC (e)	954	1
Carnival PLC	293	13
Centrica PLC	10,709	12
Cobham PLC (e)	3,488	5
Coca-Cola HBC AG (e)	263	10
Compass Group PLC	2,224	53
ConvaTec Group PLC	2,001	4
Croda International PLC	190	12
CYBG PLC CDI	888	2
DCC PLC	128	11
Diageo PLC	3,841	165
Direct Line Insurance Group PLC	1,907	8
Dixons Carphone PLC	1,404	2
easyJet PLC	225	3
Experian PLC	1,326	40
Ferguson PLC (e)	346	25
Fresnillo PLC	324	4
G4S PLC	2,257	6
GlaxoSmithKline PLC	7,179	144
Glencore PLC (e)	17,328	60
Hammerson PLC REIT	1,143	4
Hargreaves Lansdown PLC	376	9
Hikma Pharmaceuticals PLC	204	5
HSBC Holdings PLC	38,743	323
IMI PLC	397	5
Imperial Brands PLC	1,508	35
Inmarsat PLC	662	5
InterContinental Hotels Group PLC	248	16
Intertek Group PLC	244	17
Intu Properties PLC REIT	1,268	1
	Shares	Value (000)
Investec PLC	931	$6
ITV PLC	4,918	7
J Sainsbury PLC	2,358	6
Johnson Matthey PLC	275	12
Kingfisher PLC	3,183	9
Land Securities Group PLC REIT	1,069	11
Legal & General Group PLC	8,314	28
Lloyds Banking Group PLC	240,776	173
London Stock Exchange Group PLC	440	31
Marks & Spencer Group PLC	2,244	6
Mediclinic International PLC	533	2
Meggitt PLC	1,092	7
Melrose Industries PLC	5,492	13
Merlin Entertainments PLC	1,040	6
Micro Focus International PLC	541	14
Micro Focus International PLC ADR	219	6
Mondi PLC	531	12
National Grid PLC	6,321	67
Next PLC	216	15
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	1,252	13
Persimmon PLC	437	11
Provident Financial PLC	221	1
Prudential PLC	3,658	80
Quilter PLC	2,394	4
Reckitt Benckiser Group PLC	1,069	85
RELX PLC	1,513	37
Rio Tinto PLC	1,739	107
Rolls-Royce Holdings PLC (e)	2,353	25
Royal Bank of Scotland Group PLC	8,765	24
Royal Dutch Shell PLC, Class A	6,021	197
Royal Dutch Shell PLC, Class B	5,123	167
Royal Mail PLC	1,287	3
RSA Insurance Group PLC	1,478	11
Sage Group PLC (The)	1,570	16
Schroders PLC	175	7
Segro PLC REIT	1,427	13
Severn Trent PLC	441	12
Smith & Nephew PLC	1,345	29
Smiths Group PLC	575	11
SSE PLC	1,861	27
St. James's Place PLC	759	11
Standard Chartered PLC	6,288	57
Standard Life Aberdeen PLC	3,387	13
Tate & Lyle PLC	645	6
Taylor Wimpey PLC	4,649	9
Tesco PLC	13,722	40
Travis Perkins PLC	349	6
TUI AG	610	6
Unilever PLC	2,001	124
United Utilities Group PLC	1,279	13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Vodafone Group PLC	51,986	$85
Weir Group PLC (The)	310	6
Whitbread PLC	263	15
Wm Morrison Supermarkets PLC	3,060	8
WPP PLC	1,817	23
		3,654
United States (17.8%)
3M Co.	755	131
Abbott Laboratories	1,163	98
AbbVie, Inc.	781	57
Accenture PLC, Class A	829	153
Adient PLC	38	1
Adobe, Inc. (e)	332	98
AdvanSix, Inc. (e)	142	3
AES Corp.	392	7
Agilent Technologies, Inc.	226	17
Alexion Pharmaceuticals, Inc. (e)	234	31
Allergan PLC	220	37
Alphabet, Inc., Class A (e)	349	378
Alphabet, Inc., Class C (e)	338	365
Altria Group, Inc.	1,413	67
Amazon.com, Inc. (e)	343	650
Ameren Corp.	210	16
American Electric Power Co., Inc.	441	39
American Express Co.	2,505	309
American International Group, Inc.	1,351	72
American Tower Corp. REIT	375	77
Ameriprise Financial, Inc.	224	33
AmerisourceBergen Corp.	270	23
Amgen, Inc.	636	117
Amphenol Corp., Class A	327	31
Anadarko Petroleum Corp.	625	44
Analog Devices, Inc.	168	19
Annaly Capital Management, Inc. REIT	380	3
Anthem, Inc.	346	98
Apache Corp.	242	7
Apple, Inc.	3,379	669
AT&T, Inc.	7,488	251
Automatic Data Processing, Inc.	334	55
Avanos Medical, Inc. (e)	334	15
Avery Dennison Corp.	290	34
Baker Hughes a GE Co.	367	9
Bank of America Corp.	11,835	343
Bank of New York Mellon Corp. (The)	416	18
Baxter International, Inc.	689	56
BB&T Corp.	480	24
Becton Dickinson & Co.	377	95
Bed Bath & Beyond, Inc.	312	4
Berkshire Hathaway, Inc., Class B (e)	611	130
Biogen, Inc. (e)	344	80
BlackRock, Inc.	305	143
Boeing Co. (The)	705	257
	Shares	Value (000)
Booking Holdings, Inc. (e)	53	$99
Boston Properties, Inc. REIT	175	23
Boston Scientific Corp. (e)	357	15
Bristol-Myers Squibb Co.	1,688	77
Broadcom, Inc.	7	2
Brookfield Property Partners LP (e)	138	3
Brookfield Property Partners LP (TSX)	40	1
California Resources Corp. (e)	123	2
Capital One Financial Corp.	224	20
Cardinal Health, Inc.	182	9
Carnival Corp.	2	—	@
Caterpillar, Inc.	647	88
CBS Corp., Class B	385	19
CDK Global, Inc.	152	8
Celgene Corp. (e)	760	70
CenterPoint Energy, Inc.	275	8
CenturyLink, Inc.	980	12
Cerner Corp.	339	25
CF Industries Holdings, Inc.	38	2
CH Robinson Worldwide, Inc.	232	20
Charles Schwab Corp. (The)	414	17
Charter Communications, Inc., Class A (e)	183	72
Chemours Co. (The)	316	8
Cheniere Energy, Inc. (e)	1,100	75
Chesapeake Energy Corp. (e)	269	1
Chevron Corp.	1,197	149
Chipotle Mexican Grill, Inc. (e)	45	33
Cigna Corp. (e)	466	73
Cintas Corp.	188	45
Cisco Systems, Inc.	3,297	180
CIT Group, Inc.	358	19
Citigroup, Inc.	3,025	212
Citizens Financial Group, Inc.	100	4
Citrix Systems, Inc.	247	24
Cleveland-Cliffs, Inc.	20	—	@
CME Group, Inc.	212	41
CNX Resources Corp. (e)	283	2
Coca-Cola Co. (The)	1,509	77
Cognizant Technology Solutions Corp., Class A	312	20
Colgate-Palmolive Co.	1,800	129
Comcast Corp., Class A	3,494	148
Comerica, Inc.	224	16
Concho Resources, Inc.	122	13
Conduent, Inc. (e)	219	2
ConocoPhillips	1,115	68
CONSOL Energy, Inc. (e)	46	1
Consolidated Edison, Inc.	339	30
Corteva, Inc. (e)	778	23
Costco Wholesale Corp.	681	180
Covetrus, Inc. (e)	131	3
Crown Castle International Corp. REIT	349	45
CSX Corp.	344	27
Cummins, Inc.	9	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
CVS Health Corp.	1,970	$107
Danaher Corp.	338	48
DaVita, Inc. (e)	302	17
Deere & Co.	24	4
Dell Technologies, Inc., Class C (e)	250	13
Devon Energy Corp.	273	8
Discover Financial Services	327	25
Discovery, Inc., Class A (e)	327	10
Discovery, Inc., Class C (e)	367	10
Dominion Energy, Inc.	370	29
Dow, Inc. (e)	778	38
DTE Energy Co.	280	36
Duke Energy Corp.	811	72
DuPont de Nemours, Inc.	778	58
DXC Technology Co.	166	9
Eaton Corp., PLC	30	3
eBay, Inc.	1,018	40
Ecolab, Inc.	34	7
Edison International	364	25
Edwards Lifesciences Corp. (e)	316	58
Eli Lilly & Co.	748	83
Emerson Electric Co.	761	51
Entergy Corp.	283	29
EOG Resources, Inc.	372	35
Equity Residential REIT	363	28
ESC Seventy Seven (e)(f)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	53
Exelon Corp.	971	47
Exxon Mobil Corp.	2,295	176
Facebook, Inc., Class A (e)	923	178
Fastenal Co.	30	1
FedEx Corp.	343	56
Fifth Third Bancorp	411	11
FirstEnergy Corp.	412	18
Fluor Corp.	45	2
Ford Motor Co.	3,217	33
Fortive Corp.	292	24
Fox Corp., Class A (e)	365	13
Fox Corp., Class B (e)	116	4
Franklin Resources, Inc.	322	11
Freeport-McMoRan, Inc.	5,348	62
Frontier Communications Corp. (e)	34	—	@
Garrett Motion, Inc. (e)	161	2
General Dynamics Corp.	73	13
General Electric Co.	3,372	35
General Mills, Inc.	423	22
Gilead Sciences, Inc.	660	45
Goldman Sachs Group, Inc. (The)	489	100
Halliburton Co.	5,242	119
HCP, Inc. REIT	319	10
Henry Schein, Inc. (e)	329	23
Hershey Co. (The)	166	22
	Shares	Value (000)
Hess Corp.	232	$15
Hewlett Packard Enterprise Co.	808	12
Home Depot, Inc. (The)	1,050	218
Honeywell International, Inc.	1,117	195
HP, Inc.	597	12
Humana, Inc.	131	35
Huntington Bancshares, Inc.	300	4
Illinois Tool Works, Inc.	29	4
Intel Corp.	1,733	83
Intercontinental Exchange, Inc.	379	33
International Business Machines Corp.	662	91
Interpublic Group of Cos., Inc. (The)	418	9
Intuit, Inc.	327	85
Intuitive Surgical, Inc. (e)	142	74
Invesco Ltd.	341	7
Iron Mountain, Inc. REIT	500	16
JBG SMITH Properties REIT	65	3
Johnson & Johnson	1,845	257
Johnson Controls International PLC	350	14
JPMorgan Chase & Co.	4,289	480
Juniper Networks, Inc.	360	10
Kellogg Co.	325	17
KeyCorp	639	11
Keysight Technologies, Inc. (e)	126	11
Kimberly-Clark Corp.	635	85
Kimco Realty Corp. REIT	401	7
Kinder Morgan, Inc.	7,800	163
Kohl's Corp.	302	14
Kontoor Brands, Inc. (e)	49	1
Kraft Heinz Co. (The)	95	3
Kroger Co. (The)	482	10
L Brands, Inc.	266	7
Laboratory Corp. of America Holdings (e)	173	30
Las Vegas Sands Corp.	162	10
Liberty Global PLC, Class A (e)	365	10
Liberty Global PLC Series C (e)	361	10
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	3
Liberty Property Trust REIT	357	18
Lockheed Martin Corp.	15	5
LogMeIn, Inc.	49	4
Lowe's Cos., Inc.	1,099	111
M&T Bank Corp.	202	34
Macerich Co. (The) REIT	363	12
Macquarie Infrastructure Corp.	300	12
Mallinckrodt PLC (e)	29	—	@
ManpowerGroup, Inc.	110	11
Marathon Oil Corp.	307	4
Marathon Petroleum Corp.	326	18
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	1,372	363
McDonald's Corp.	583	121
McKesson Corp.	302	41

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Medtronic PLC	994	$97
Merck & Co., Inc.	1,386	116
Microsoft Corp.	3,840	514
Mondelez International, Inc., Class A	687	37
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	8
Murphy USA, Inc. (e)	162	14
Nasdaq, Inc.	188	18
National Oilwell Varco, Inc.	418	9
NetApp, Inc.	304	19
NetScout Systems, Inc. (e)	1,732	44
New York Community Bancorp, Inc.	188	2
Newmont Goldcorp Corp.	4,046	156
Newmont Goldcorp Corp.	184	7
News Corp., Class A	356	5
News Corp., Class B	310	4
NextEra Energy, Inc.	420	86
NIKE, Inc., Class B	2,068	174
NiSource, Inc.	100	3
Noble Corp., PLC (e)	254	—	@
Noble Energy, Inc.	310	7
Nordstrom, Inc.	137	4
Norfolk Southern Corp.	358	71
Northrop Grumman Corp.	20	6
NOW, Inc. (e)	188	3
nVent Electric PLC	6	—	@
O'Reilly Automotive, Inc. (e)	242	89
Occidental Petroleum Corp.	716	36
Omnicom Group, Inc.	277	23
ONE Gas, Inc.	129	12
ONEOK, Inc.	1,931	133
Oracle Corp.	2,321	132
PACCAR, Inc.	22	2
PayPal Holdings, Inc. (e)	1,018	117
Pentair PLC	6	—	@
People's United Financial, Inc.	288	5
PepsiCo, Inc.	1,116	146
Perspecta, Inc.	83	2
Pfizer, Inc.	2,998	130
PG&E Corp. (e)	358	8
Philip Morris International, Inc.	1,072	84
Phillips 66	614	57
Pioneer Natural Resources Co.	302	46
Pitney Bowes, Inc.	232	1
PNC Financial Services Group, Inc. (The)	573	79
PPL Corp.	489	15
Procter & Gamble Co. (The)	2,292	251
ProLogis, Inc. REIT	317	25
Public Service Enterprise Group, Inc.	389	23
Public Storage REIT	167	40
QUALCOMM, Inc.	1,596	121
Quest Diagnostics, Inc.	247	25
	Shares	Value (000)
Range Resources Corp.	146	$1
Rayonier Advanced Materials, Inc.	193	1
Rayonier, Inc. REIT	316	10
Raytheon Co.	22	4
Regions Financial Corp.	636	10
Republic Services, Inc.	318	28
Resideo Technologies, Inc. (e)	236	5
Robert Half International, Inc.	224	13
Rockwell Automation, Inc.	9	1
Ross Stores, Inc.	320	32
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	317	72
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (e)	365	55
Schlumberger Ltd.	895	36
SemGroup Corp., Class A	300	4
Sempra Energy	357	49
Simon Property Group, Inc. REIT	349	56
Southern Co. (The)	883	49
Southwestern Energy Co. (e)	344	1
Sprint Corp. (e)	1,218	8
Starbucks Corp.	1,343	113
State Street Corp.	357	20
Stericycle, Inc. (e)	249	12
Stryker Corp.	327	67
SunTrust Banks, Inc.	444	28
Symantec Corp.	308	7
Sysco Corp.	287	20
T Rowe Price Group, Inc.	278	31
T-Mobile US, Inc. (e)	100	7
Tapestry, Inc.	346	11
Targa Resources Corp.	800	31
Target Corp.	665	58
TE Connectivity Ltd.	186	18
TechnipFMC PLC	97	3
Tellurian, Inc. (e)	100	1
Texas Instruments, Inc.	1,811	208
Thermo Fisher Scientific, Inc.	306	90
TJX Cos., Inc. (The)	656	35
Union Pacific Corp.	1,087	184
United Parcel Service, Inc., Class B	1,107	114
United Technologies Corp.	1,712	223
UnitedHealth Group, Inc.	1,063	259
Urban Edge Properties REIT	74	1
US Bancorp	1,355	71
Valero Energy Corp.	300	26
Varex Imaging Corp. (e)	124	4
Varian Medical Systems, Inc. (e)	275	37
Ventas, Inc. REIT	253	17
Verisk Analytics, Inc.	168	25
Verizon Communications, Inc.	9,691	554
VF Corp.	348	30
Viacom, Inc., Class B	292	9

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Visa, Inc., Class A	1,691	$293
Vistra Energy Corp.	100	2
Vornado Realty Trust REIT	131	8
Wabtec Corp.	19	1
Walgreens Boots Alliance, Inc.	368	20
Walmart, Inc.	1,766	195
Walt Disney Co. (The)	1,050	147
Washington Prime Group, Inc. REIT	397	2
Waste Management, Inc.	333	38
Weatherford International PLC (e)	388	—	@
WEC Energy Group, Inc.	220	18
Wells Fargo & Co.	4,551	215
Welltower, Inc. REIT	363	30
Western Digital Corp.	72	3
Western Union Co. (The)	88	2
Weyerhaeuser Co. REIT	418	11
Williams Cos., Inc. (The)	5,258	147
Worldpay, Inc., Class A (e)	225	28
WPX Energy, Inc. (e)	332	4
WW Grainger, Inc.	5	1
Wynn Resorts Ltd.	115	14
Xcel Energy, Inc.	395	24
Xerox Corp.	241	9
Xylem, Inc.	135	11
Yum! Brands, Inc.	313	35
Zimmer Biomet Holdings, Inc.	249	29
Zoetis, Inc.	810	92
		19,270
Total Common Stocks (Cost $32,533)		38,847
	No. of Rights
Rights (0.0%)
Austria (0.0%)
BUWOG AG (e)(f) (Cost $—)	28	—
	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA 2/21/22 (e) (Cost $—)	5	—	@
	Shares
Investment Company (3.2%)
United States (3.2%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,403
Short-Term Investments (17.9%)
Investment Company (16.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $17,505)	17,504,748	17,505
	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.7%)
U.S. Treasury Bills, 2.29%, 11/21/19 (g)(h)	$265	$263
2.35%, 11/21/19 (g)(h)	1,606	1,593
Total U.S. Treasury Securities (Cost $1,854)		1,856
Total Short-Term Investments (Cost $19,359)		19,361
Total Investments (100.4%) (Cost $98,856) (i)(j)(k)		108,458
Liabilities in Excess of Other Assets (-0.4%)		(471)
Net Assets (100.0%)		$107,987

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2019.

(e)  Non-income producing security.

(f)  At June 30, 2019, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Rate shown is the yield to maturity at June 30, 2019.

(h)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(i)  The approximate fair value and percentage of net assets, $17,735,000 and 16.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(j)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(k)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,118,000 and the aggregate gross unrealized depreciation is approximately $3,000,000, resulting in net unrealized appreciation of approximately $9,118,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

ASX  Australian Securities Exchange

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

ETF  Exchange Traded Fund.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

PAR  Paris Stock Exchange.

REIT  Real Estate Investment Trust.

SDR  Swedish Depositary Receipt.

SIX  Swiss Exchange.

SPDR  Standard & Poor's Depository Receipt.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	153		$175	9/19/19	$—	@
Bank of America NA	JPY	10,385		$97	9/19/19	—	@
Bank of America NA	NZD	358		$237	9/19/19	(4)
Bank of America NA		$80	CNH	555	9/12/19	1
Bank of America NA		$1,450	EUR	1,264	9/19/19	(4)
Bank of America NA		$174	EUR	153	7/2/19	(—	@)
Bank of America NA		$21	ILS	74	9/12/19	—	@
Bank of America NA		$42	PLN	158	9/12/19	—	@
Bank of America NA		$100	SGD	135	9/19/19	—	@
Bank of Montreal		$459	CAD	609	9/12/19	6
Bank of Montreal		$13	HUF	3,752	9/12/19	(—	@)
Barclays Bank PLC	COP	287,728		$87	9/12/19	(2)
Barclays Bank PLC	EUR	170		$194	9/12/19	(1)
Barclays Bank PLC	JPY	2,253		$21	9/12/19	(—	@)
Barclays Bank PLC		$268	SGD	365	9/12/19	2
BNP Paribas SA	EUR	608		$696	9/12/19	(—	@)
BNP Paribas SA	EUR	62		$71	9/12/19	(—	@)
BNP Paribas SA	EUR	516		$586	7/2/19	—	@
BNP Paribas SA	JPY	214		$2	9/12/19	(—	@)
BNP Paribas SA	PEN	295		$88	9/12/19	(1)
BNP Paribas SA		$65	ARS	3,232	7/18/19	9
BNP Paribas SA		$616	EUR	540	9/12/19	2
BNP Paribas SA		$98	EUR	86	9/12/19	(—	@)
BNP Paribas SA		$23	EUR	20	9/12/19	(—	@)
BNP Paribas SA		$590	EUR	516	9/19/19	(—	@)
BNP Paribas SA		$68	IDR	965,913	9/19/19	—	@
BNP Paribas SA		$7	INR	496	9/12/19	—	@
BNP Paribas SA		$669	JPY	71,809	9/12/19	—	@
BNP Paribas SA		$14	JPY	1,473	9/12/19	(—	@)
BNP Paribas SA		$595	KRW	686,342	9/19/19	1
BNP Paribas SA		$30	PHP	1,546	9/12/19	—	@
BNP Paribas SA		$38	RUB	2,526	9/12/19	1
BNP Paribas SA		$148	THB	4,542	9/19/19	—	@
BNP Paribas SA		$75	TWD	2,328	9/12/19	1
Citibank NA	CAD	2		$1	9/19/19	(—	@)
Citibank NA	CLP	84,388		$122	9/12/19	(3)
Citibank NA	PLN	169		$45	9/19/19	—	@
Citibank NA		$26	CAD	34	9/12/19	—	@
Citibank NA		$129	CAD	169	9/19/19	1
Citibank NA		$300	CHF	290	9/19/19	(1)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA		$102	CZK	2,314	9/12/19	$1
Citibank NA		$106	HKD	834	9/12/19	—	@
Citibank NA		$48	ILS	172	9/12/19	—	@
Citibank NA		$60	KRW	70,499	9/11/19	1
Citibank NA		$148	SEK	1,363	9/19/19	(—	@)
Citibank NA		$52	THB	1,637	9/12/19	1
Citibank NA		$218	TRY	1,335	9/12/19	4
Commonwealth Bank of Australia	EUR	43		$49	9/12/19	(—	@)
Commonwealth Bank of Australia	NZD	13		$9	9/12/19	(—	@)
Credit Suisse International	EUR	1		$1	9/12/19	(—	@)
Credit Suisse International	JPY	22,234		$206	9/12/19	(1)
Goldman Sachs International	ARS	4,640		$101	7/18/19	(6)
Goldman Sachs International	ARS	16,550		$319	7/18/19	(61)
Goldman Sachs International	AUD	457		$319	9/19/19	(2)
Goldman Sachs International	EUR	241		$275	9/12/19	(1)
Goldman Sachs International	IDR	1,266,468		$88	9/12/19	(1)
Goldman Sachs International	JPY	27,992		$260	9/12/19	(1)
Goldman Sachs International	MXN	10,919		$561	9/19/19	(—	@)
Goldman Sachs International		$905	ARS	41,530	7/18/19	48
Goldman Sachs International		$222	ARS	10,372	7/18/19	16
Goldman Sachs International		$291	AUD	418	9/12/19	3
Goldman Sachs International		$193	AUD	280	9/12/19	4
Goldman Sachs International		$896	BRL	3,503	9/12/19	10
Goldman Sachs International		$83	HKD	653	9/12/19	—	@
Goldman Sachs International		$5	HUF	1,451	9/12/19	(—	@)
Goldman Sachs International	ZAR	54		$4	9/12/19	(—	@)
JPMorgan Chase Bank NA	ARS	4,714		$90	9/12/19	(10)
JPMorgan Chase Bank NA	CHF	29		$29	9/12/19	(—	@)
JPMorgan Chase Bank NA	CNH	44,798		$6,384	10/17/19	(132)
JPMorgan Chase Bank NA	CNH	30,784		$4,381	10/17/19	(96)
JPMorgan Chase Bank NA	CNH	1,144		$171	10/17/19	4
JPMorgan Chase Bank NA	CNH	129		$19	10/17/19	—	@
JPMorgan Chase Bank NA	JPY	14,648		$137	9/19/19	—	@
JPMorgan Chase Bank NA	JPY	16,134		$150	9/12/19	(1)
JPMorgan Chase Bank NA	NOK	321		$38	9/19/19	—	@
JPMorgan Chase Bank NA		$44	CNH	307	10/17/19	1
JPMorgan Chase Bank NA		$309	CNH	2,183	10/17/19	8
JPMorgan Chase Bank NA		$620	CNH	4,271	10/17/19	1
JPMorgan Chase Bank NA		$8,000	CNH	54,367	10/17/19	(93)
JPMorgan Chase Bank NA		$2,343	CNH	15,728	10/17/19	(56)
JPMorgan Chase Bank NA		$333	GBP	261	9/19/19	(1)
JPMorgan Chase Bank NA		$197	HKD	1,545	9/12/19	1
JPMorgan Chase Bank NA	ZAR	42		$3	9/12/19	(—	@)
Royal Bank of Canada	CAD	165		$125	9/19/19	(1)
Royal Bank of Canada		$123	MXN	2,394	9/19/19	—	@
State Street Bank and Trust Co.		$11	HKD	88	9/12/19	—	@
UBS AG	CAD	124		$95	9/12/19	—	@
UBS AG	CHF	133		$135	9/12/19	(2)
UBS AG	DKK	415		$63	9/12/19	(—	@)
UBS AG	EUR	1,269		$1,446	9/12/19	(5)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	24		$27	9/12/19	$—	@
UBS AG	GBP	64		$82	9/12/19	(—	@)
UBS AG	GBP	539		$688	9/12/19	2
UBS AG	JPY	326,195		$3,025	9/12/19	(17)
UBS AG	JPY	1,720		$16	9/12/19	—	@
UBS AG	MXN	1,759		$91	9/12/19	—	@
UBS AG	NOK	297		$35	9/12/19	(—	@)
UBS AG	SEK	354		$38	9/12/19	—	@
UBS AG	SEK	566		$60	9/12/19	(1)
UBS AG		$80	CAD	106	9/12/19	1
UBS AG		$614	CHF	598	9/12/19	3
UBS AG		$612	GBP	482	9/12/19	2
UBS AG		$614	JPY	65,614	9/12/19	(2)
UBS AG		$1,965	JPY	209,569	9/19/19	(10)
UBS AG		$161	MXN	3,122	9/12/19	(—	@)
UBS AG		$8	MYR	34	9/19/19	—	@
UBS AG		$73	TRY	449	9/12/19	1
UBS AG		$291	TRY	1,760	9/12/19	1
						$(379)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	6	Aug-19		$1		$848	$74
Australian 10 yr. Bond (Australia)	6	Sep-19	AUD	600		605	8
Australian 3 yr. Bond (Australia)	102	Sep-19		10,200		8,235	10
CAC 40 Index (France)	1	Jul-19	EUR	—	@	63	2
DAX Index (Germany)	2	Sep-19		—	@	704	17
Euro Stoxx 50 (Germany)	61	Sep-19		1		2,404	74
FTSE MIB Index (Italy)	5	Sep-19		—	@	601	11
Hang Seng Index (Hong Kong)	3	Jul-19	HKD	—	@	547	2
IBEX 35 Index (Spain)	7	Jul-19	EUR	—	@	730	8
MSCI Singapore Free Index (Singapore)	10	Jul-19	SGD	1		280	2
S&P 500 E Mini Index (United States)	22	Sep-19		$1		3,239	46
S&P TSE 60 Index (Canada)	6	Sep-19	CAD	1		896	4
SPI 200 Index (Australia)	4	Sep-19	AUD	—	@	460	6
U.S. Treasury 10 yr. Note (United States)	13	Sep-19		$1,300		1,664	42
U.S. Treasury 10 yr. Ultra Long Bond (United States)	16	Sep-19		1,600		2,210	52
U.S. Treasury 30 yr. Bond (United States)	6	Sep-19		600		934	13
UK Long Gilt Bond (United Kingdom)	2	Sep-19	GBP	200		331	(1)
Short:
Euro OAT (Germany)	3	Sep-19	EUR	(300)		(562)	(9)
German Euro BONO (Germany)	1	Sep-19		(100)		(179)	(4)
German Euro BTP (Germany)	9	Sep-19		(900)		(1,374)	(56)
German Euro Bund (Germany)	13	Sep-19		(1,300)		(2,553)	(27)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Hang Seng China Enterprises Index (Hong Kong)	16	Jul-19	HKD	(1)	$(1,110)	$1
MSCI Emerging Market E Mini (United States)	4	Sep-19	$	(— @)	(211)	(— @)
NIKKEI 225 Index (Japan)	6	Sep-19	JPY	(3)	(593)	(8)
TOPIX Index (Japan)	10	Sep-19		(100)	(1,439)	4
U.S. Treasury 10 yr. Note (United States)	18	Sep-19		$(1,800)	(2,303)	(23)
U.S. Treasury 2 yr. Note (United States)	10	Sep-19		(2,000)	(2,152)	(12)
U.S. Treasury 5 yr. Note (United States)	22	Sep-19		(2,200)	(2,599)	(35)
						$201

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at June 30, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	KRW	510,000	$14	$—	$14

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Long U.S. Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		$727	$35	$—	$35
Barclays Bank PLC	Barclays Long U.S. Healthcare Index††	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	4/29/20		1,425	59	—	59
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20	AUD	810	(33)	—	(33)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.20%	Quarterly	2/10/20		414	(17)	—	(17)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.13%	Quarterly	2/10/20		1,420	(58)	—	(58)
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly	1/24/20		$8,270	(237)	—	(237)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.33%	Quarterly	2/10/20	AUD	542	(22)	—	(22)
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		615	(25)	—	(25)
BNP Paribas SA	Alerian MLP Total Return Index	Receive	3 Month USD LIBOR plus 0.37%	Quarterly	6/1/20		$943	7	—	7
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		5,574	(29)	—	(29)
								$(320)	$—	$(320)

†† See table below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays Long U.S. Healthcare Index as of June 30, 2019:

Security Description	Shares	Value (000)	Index Weight
Barclays Long U.S. Healthcare Index
Abbott Laboratories	34,539	$2,905	4.20%
AbbVie, Inc.	29,567	2,150	3.11
Abiomed, Inc.	839	219	0.32
Agilent Technologies, Inc.	6,258	467	0.68
Alexion Pharmaceuticals, Inc.	4,395	576	0.83
Align Technology, Inc.	1,487	407	0.59
Alkermes PLC	2,991	67	0.10
Allergan PLC	6,652	1,114	1.61
Alnylam Pharmaceuticals, Inc.	1,750	127	0.18
AmerisourceBergen Corp.	3,157	269	0.39
Amgen, Inc.	12,535	2,310	3.34
Anthem, Inc.	5,073	1,432	2.07
Baxter International, Inc.	9,965	816	1.18
Becton Dickinson and Co.	5,281	1,331	1.92
Biogen, Inc.	3,966	928	1.34
BioMarin Pharmaceutical, Inc.	3,496	299	0.43
Boston Scientific Corp.	27,133	1,166	1.69
Bristol-Myers Squibb Co.	32,035	1,453	2.10
Cardinal Health, Inc.	5,858	276	0.40
Centene Corp.	8,024	421	0.61
Cerner Corp.	5,874	431	0.62
Cigna Corp.	7,499	1,181	1.71
Cooper Cos, Inc. (The)	966	325	0.47
CVS Health Corp.	25,410	1,385	2.00
Danaher Corp.	12,411	1,774	2.57
DaVita, Inc.	2,645	149	0.22
Dentsply Sirona, Inc.	4,383	256	0.37
Dexcom, Inc.	1,749	262	0.38
Edwards Lifesciences Corp.	4,094	756	1.09
Elanco Animal Health, Inc.	5,470	185	0.27
Eli Lilly & Co.	17,565	1,946	2.81
Gilead Sciences, Inc.	25,451	1,719	2.49
HCA Healthcare, Inc.	5,404	730	1.06
Henry Schein, Inc.	3,037	212	0.31
Hologic, Inc.	5,665	272	0.39
Humana, Inc.	2,704	717	1.04
IDEXX Laboratories, Inc.	1,706	470	0.68
Illumina, Inc.	2,892	1,065	1.54
Incyte Corp.	3,535	300	0.43
Intuitive Surgical, Inc.	2,250	1,180	1.71
IQVIA Holdings, Inc.	3,158	508	0.73
Jazz Pharmaceuticals PLC	1,204	172	0.25
Johnson & Johnson	52,744	7,346	10.61
Laboratory Corporation of America Holdings	1,983	343	0.50
McKesson Corp.	3,830	515	0.74
Medtronic PLC	26,402	2,571	3.72
Merck & Co., Inc.	51,123	4,287	6.20
Mettler-Toledo International, Inc.	492	413	0.60
Security Description	Shares	Value (000)	Index Weight
Barclays Long U.S. Healthcare Index (cont'd)
Mylan N.V.	10,075	$192	0.28%
Nektar Therapeutics	3,339	119	0.17
Perrigo Co., PLC	2,509	119	0.17
Pfizer, Inc.	113,708	4,926	7.12
Quest Diagnostics, Inc.	2,674	272	0.39
Regeneron Pharmaceuticals, Inc.	1,564	490	0.71
ResMed, Inc.	2,810	343	0.50
Seattle Genetics, Inc.	2,250	156	0.23
Stryker Corp.	6,636	1,364	1.97
Teleflex, Inc.	908	301	0.43
Thermo Fisher Scientific, Inc.	7,924	2,327	3.37
United Therapeutics Corp.	878	69	0.10
UnitedHealth Group, Inc.	18,926	4,618	6.68
Universal Health Services, Inc.	1,695	221	0.32
Varian Medical Systems, Inc.	1,803	245	0.35
Veeva Systems, Inc.	2,472	401	0.58
Vertex Pharmaceuticals, Inc.	5,007	918	1.33
Waters Corp.	1,502	323	0.47
Zimmer Biomet Holdings, Inc.	4,020	473	0.68
Zoetis, Inc.	9,447	1,072	1.55
Total		$69,152	100.00%

@  — Value is less than $500.

BBSW  — Australia's Bank Bill Swap.

KORIBOR  — Korea Interbank Offered Rate.

LIBOR  — London Interbank Offered Rate.

OAT  — Obligations Assimilables du Trésor (French Treasury Obligation).

ARS  — Argentine Peso

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CHF  — Swiss Franc

CLP  — Chilean Peso

CNH  — Chinese Yuan Renminbi Offshore

COP  — Colombian Peso

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HKD  — Hong Kong Dollar

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

ILS  — Israeli Shekel

INR  — Indian Rupee

JPY  — Japanese Yen

KRW  — South Korean Won

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

NZD  — New Zealand Dollar

PEN  — Peruvian Nuevo Sol

PHP  — Philippine Peso

PLN  — Polish Zloty

RUB  — Russian Ruble

SEK  — Swedish Krona

SGD  — Singapore Dollar

THB  — Thai Baht

TRY  — Turkish Lira

TWD  — Taiwan Dollar

USD  — United States Dollar

ZAR  — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	43.2%
Common Stocks	35.8
Short-Term Investments	17.9
Other*	3.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $39,826,000 and net unrealized appreciation of approximately $201,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $379,000. Also does not include open swap agreements with net unrealized depreciation of approximately $306,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $81,351)	$90,953
Investment in Security of Affiliated Issuer, at Value (Cost $17,505)	17,505
Total Investments in Securities, at Value (Cost $98,856)	108,458
Foreign Currency, at Value (Cost $220)	216
Cash	—	@
Receivable for Variation Margin on Futures Contracts	1,084
Receivable for Investments Sold	717
Interest Receivable	339
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	137
Tax Reclaim Receivable	119
Unrealized Appreciation on Swap Agreements	115
Dividends Receivable	69
Receivable from Affiliate	31
Receivable for Fund Shares Sold	—	@
Other Assets	22
Total Assets	111,307
Liabilities:
Payable for Investments Purchased	2,110
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	516
Unrealized Depreciation on Swap Agreements	421
Payable for Professional Fees	71
Payable for Advisory Fees	58
Payable for Fund Shares Redeemed	40
Payable for Servicing Fees	33
Payable for Custodian Fees	28
Payable for Administration Fees	7
Payable for Transfer Agency Fees	2
Payable for Distribution Fees — Class II Shares	1
Deferred Capital Gain Country Tax	1
Other Liabilities	32
Total Liabilities	3,320
NET ASSETS	$107,987
Net Assets Consist of:
Paid-in-Capital	$87,940
Total Distributable Earnings	20,047
Net Assets	$107,987
CLASS I:
Net Assets	$90,500
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,241,222 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.98
CLASS II:
Net Assets	$17,487
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,601,757 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$10.92

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $53 of Foreign Taxes Withheld)	$714
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	601
Dividends from Security of Affiliated Issuer (Note H)	156
Total Investment Income	1,471
Expenses:
Advisory Fees (Note B)	399
Custodian Fees (Note G)	91
Servicing Fees (Note D)	82
Professional Fees	72
Pricing Fees	47
Administration Fees (Note C)	43
Distribution Fees — Class II Shares (Note E)	22
Shareholder Reporting Fees	15
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Other Expenses	14
Total Expenses	794
Waiver of Advisory Fees (Note B)	(291)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Waiver of Distribution Fees — Class II Shares (Note E)	(13)
Net Expenses	477
Net Investment Income	994
Realized Gain (Loss):
Investments Sold	1,239
Foreign Currency Forward Exchange Contracts	212
Foreign Currency Translation	(35)
Futures Contracts	2,145
Swap Agreements	342
Net Realized Gain	3,903
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	6,536
Foreign Currency Forward Exchange Contracts	(515)
Foreign Currency Translation	7
Futures Contracts	817
Swap Agreements	(60)
Net Change in Unrealized Appreciation (Depreciation)	6,785
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	10,688
Net Increase in Net Assets Resulting from Operations	$11,682

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$994	$1,739
Net Realized Gain	3,903	5,674
Net Change in Unrealized Appreciation (Depreciation)	6,785	(14,798)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,682	(7,385)
Dividends and Distributions to Shareholders:
Class I	—	(5,524)
Class II	—	(1,097)
Total Dividends and Distributions to Shareholders	—	(6,621)
Capital Share Transactions:(1)
Class I:
Subscribed	551	2,653
Distributions Reinvested	—	5,524
Redeemed	(7,529)	(15,824)
Class II:
Subscribed	156	431
Distributions Reinvested	—	1,097
Redeemed	(1,454)	(4,009)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(8,276)	(10,128)
Total Increase (Decrease) in Net Assets	3,406	(24,134)
Net Assets:
Beginning of Period	104,581	128,715
End of Period	$107,987	$104,581
(1) Capital Share Transactions:
Class I:
Shares Subscribed	53	242
Shares Issued on Distributions Reinvested	—	529
Shares Redeemed	(716)	(1,459)
Net Decrease in Class I Shares Outstanding	(663)	(688)
Class II:
Shares Subscribed	15	40
Shares Issued on Distributions Reinvested	—	105
Shares Redeemed	(139)	(374)
Net Decrease in Class II Shares Outstanding	(124)	(229)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$9.85		$11.17		$9.87		$9.39		$10.28		$11.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.16		0.20		0.15		0.17		0.20
Net Realized and Unrealized Gain (Loss)	1.03		(0.86)		1.38		0.37		(0.81)		0.06
Total from Investment Operations	1.13		(0.70)		1.58		0.52		(0.64)		0.26
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.12)		—		(0.17)		(0.09)
Net Realized Gain	—		(0.49)		(0.16)		(0.04)		(0.08)		(0.95)
Total Distributions	—		(0.62)		(0.28)		(0.04)		(0.25)		(1.04)
Net Asset Value, End of Period	$10.98		$9.85		$11.17		$9.87		$9.39		$10.28
Total Return(4)	11.47	%(7)	(6.50)%		16.11%		5.58%		(6.39)%		2.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$90,500		$87,675		$107,015		$104,197		$119,248		$150,001
Ratio of Expenses Before Expense Limitation	1.45	%(8)	1.44%		1.42%		1.43%		1.47%		1.42%
Ratio of Expenses After Expense Limitation	0.89	%(5)(8)	0.89	%(5)	0.88	%(5)	0.88	%(5)	0.69	%(5)(6)	0.56	%(5)
Ratio of Net Investment Income	1.88	%(5)(8)	1.48	%(5)	1.85	%(5)	1.54	%(5)	1.73	%(5)	1.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.02%		0.03%		0.04%
Portfolio Turnover Rate	58	%(7)	85%		99%		105%		146%		82%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to August 1, 2015, the maximum ratio was 0.60% for Class I shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015(2)		2014(2)
Net Asset Value, Beginning of Period	$9.79		$11.11		$9.82		$9.35		$10.24		$11.03
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.09		0.15		0.18		0.14		0.16		0.19
Net Realized and Unrealized Gain (Loss)	1.04		(0.86)		1.38		0.37		(0.82)		0.06
Total from Investment Operations	1.13		(0.71)		1.56		0.51		(0.66)		0.25
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.11)		—		(0.15)		(0.09)
Net Realized Gain	—		(0.49)		(0.16)		(0.04)		(0.08)		(0.95)
Total Distributions	—		(0.61)		(0.27)		(0.04)		(0.23)		(1.04)
Net Asset Value, End of Period	$10.92		$9.79		$11.11		$9.82		$9.35		$10.24
Total Return(4)	11.54	%(7)	(6.65)%		15.96%		5.49%		(6.53)%		2.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,487		$16,906		$21,700		$21,861		$24,481		$29,604
Ratio of Expenses Before Expense Limitation	1.70	%(8)	1.69%		1.67%		1.68%		1.76%		1.77%
Ratio of Expenses After Expense Limitation	0.99	%(5)(8)	0.99	%(5)	0.98	%(5)	0.98	%(5)	0.79	%(5)(6)	0.66	%(5)
Ratio of Net Investment Income	1.78	%(5)(8)	1.38	%(5)	1.75	%(5)	1.44	%(5)	1.63	%(5)	1.76	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.02%		0.02%		0.03%		0.04%
Portfolio Turnover Rate	58	%(7)	85%		99%		105%		146%		82%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective August 1, 2015, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class II shares. Prior to August 1, 2015, the maximum ratio was 0.70% for Class II shares.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's consolidated financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of June 30, 2019, the Subsidiary represented approximately $12,561,000 or approximately 11.63% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$65	$—	$65
Agency Fixed Rate Mortgages	—	3,569	—	3,569
Asset-Backed Securities	—	393	—	393
Commercial Mortgage- Backed Securities	—	822	—	822
Corporate Bonds	—	17,699	—	17,699
Mortgages - Other	—	1,218	—	1,218
Sovereign	—	21,314	—	21,314
U.S. Treasury Securities	—	1,767	—	1,767
Total Fixed Income Securities	—	46,847	—	46,847
Common Stocks
Aerospace & Defense	508	159	—	667
Air Freight & Logistics	190	206	—	396
Airlines	—	11	—	11
Auto Components	36	47	—	83
Automobiles	33	480	—	513
Banks	1,948	1,997	—	3,945
Beverages	230	338	—	568
Biotechnology	400	106	—	506
Building Products	19	104	—	123
Capital Markets	573	294	—	867
Chemicals	181	274	—	455
Commercial Banks	—	41	—	41
Commercial Services & Supplies	124	160	—	284
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Communications Equipment	$234	$60	$—		$294
Construction & Engineering	3	1,159	—		1,162
Construction Materials	—	50	—		50
Consumer Finance	354	1	—		355
Containers & Packaging	34	20	—		54
Distributors	—	14	—		14
Diversified Financial Services	130	88	—		218
Diversified Telecommunication Services	844	335	—		1,179
Electric Utilities	379	248	—		627
Electrical Equipment	55	178	—		233
Electronic Equipment, Instruments & Components	60	21	—		81
Energy Equipment & Services	176	12	—	†	188	†
Entertainment	147	—	—		147
Equity Real Estate Investment Trusts (REITs)	444	133	—		577
Food & Staples Retailing	433	151	—		584
Food Products	101	573	—		674
Gas Utilities	12	34	—		46
Health Care Equipment & Supplies	693	155	—		848
Health Care Providers & Services	743	37	—		780
Health Care Technology	25	—	—		25
Hotels, Restaurants & Leisure	343	313	—		656
Household Durables	—	122	—		122
Household Products	465	152	—		617
Independent Power & Renewable Electricity Producers	9	13	—		22
Industrial Conglomerates	361	134	—		495
Information Technology Services	1,221	677	—		1,898
Insurance	137	587	—		724
Interactive Media & Services	965	10	—		975
Internet & Direct Marketing Retail	749	339	—		1,088
Leisure Products	—	10	—		10
Life Sciences Tools & Services	107	74	—		181
Machinery	136	333	—		469
Marine	—	38	—		38
Media	350	87	—		437

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Metals & Mining	$513		$605	$—		$1,118
Multi-Line Retail	76		48	—		124
Multi-Utilities	212		175	—		387
Oil & Gas Services	207		—	—		207
Oil, Gas & Consumable Fuels	1,683		759	—		2,442
Other	39		—	—		39
Paper & Forest Products	—		119	—		119
Personal Products	53		295	—		348
Pharmaceuticals	826		1,274	—		2,100
Professional Services	72		196	—		268
Real Estate Management & Development	4		1,476	—		1,480
Road & Rail	390		152	—		542
Semiconductors & Semiconductor Equipment	433		79	—		512
Software	933		107	—		1,040
Specialty Retail	510		139	—		649
Tech Hardware, Storage & Peripherals	737		—	—		737
Textiles, Apparel & Luxury Goods	216		267	—		483
Thrifts & Mortgage Finance	2		2	—		4
Tobacco	151		174	—		325
Trading Companies & Distributors	5		74	—		79
Transportation Infrastructure	12		1,227	—		1,239
Water Utilities	—		25	—		25
Wireless Telecommunication Services	41		212	—		253
Total Common Stocks	21,067		17,780	—	†	38,847	†
Rights	—		—	—	†	—	†
Warrant	—	@	—	—		—	@
Investment Company	3,403		—	—		3,403
Short-Term Investments
Investment Company	17,505		—	—		17,505
U.S. Treasury Securities	—		1,856	—		1,856
Total Short-Term Investments	17,505		1,856	—		19,361
Foreign Currency Forward Exchange Contracts	—		137	—		137
Futures Contracts	376		—	—		376
Interest Rate Swap Agreement	—		14	—		14
Total Return Swap Agreements	—		101	—		101
Total Assets	42,351		66,735	—	†	109,086	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(516)	$—		$(516)
Futures Contracts	(175)	—	—		(175)
Total Return Swap Agreements		(421)	—		(421)
Total Liabilities	(175)	(937)	—		(1,112)
Total	$42,176	$65,798	$—	†	$107,974 †

@  Value is less than $500.

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks (000)		Right (000)
Beginning Balance	$1	†	$—
Purchases	—		—
Sales	(16)		—
Amortization of discount	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	15		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$15		$—

†  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Consolidated Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$137
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	74	(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	177	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	125	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	101
Swap Agreement	Variation Margin on Swap Agreement	Interest Rate Risk	14	(a)
Total			$628
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(516)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(8	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(167	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(421)
Total			$(1,112)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$212
Commodity Risk	Futures Contracts	121
Equity Risk	Futures Contracts	1,914
Interest Rate Risk	Futures Contracts	110
Equity Risk	Swap Agreements	360
Interest Rate Risk	Swap Agreements	(18)
Total		$2,699
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(515)
Commodity Risk	Futures Contracts	22
Equity Risk	Futures Contracts	907
Interest Rate Risk	Futures Contracts	(112)
Equity Risk	Swap Agreements	(105)
Interest Rate Risk	Swap Agreements	45
Total		$242

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$137	$516
Swap Agreements	115	421
Total	$252	$937

(b)  Excludes exchange-traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$1		$(1)	$—	$0
Bank of Montreal	6		(— @)	—	6
Barclays Bank PLC	96		(2)	—	94
BNP Paribas SA	21		(8)	—	13
Citibank NA	8		(4)	—	4
Goldman Sachs International	81		(72)	—	9
JPMorgan Chase Bank NA	29		(29)	—	0
Royal Bank of Canada	—	@	(— @)	—	0
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	10		(10)	—	0
Total	$252		$(126)	$—	$126
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)(d)	Net Amount (not less than $0) (000)
Bank of America NA	$8		$(1)	$—	$7
Bank of Montreal	—	@	(— @)	—	0
Barclays Bank PLC	3		(2)	—	1
BNP Paribas SA	393		(8)	(385)	0
Citibank NA	4		(4)	—	0
Commonwealth Bank of Australia	—	@	—	—	—	@
Credit Suisse International	1		—	—	1
Goldman Sachs International	72		(72)	—	0
JPMorgan Chase Bank NA	418		(29)	(369)	20
Royal Bank of Canada	1		(— @)	—	1
UBS AG	37		(10)	—	27
Total	$937		$(126)	$(754)	$57

@  Value is less than $500.

(d)  In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$91,013,000
Futures Contracts:
Average monthly notional value	$58,801,000
Swap Agreements:
Average monthly notional amount	$4,346,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.18% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $291,000 of advisory fees were waived pursuant to this arrangement.

Effective March 1, 2019, the Adviser has entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the "Sub-Adviser"), a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2019, this waiver amounted to approximately $13,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $28,878,000 and $29,322,000, respectively. For the six months ended June 30, 2019, purchases and sales of long-term U.S. Government securities were approximately $24,491,000 and $31,866,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,036	$29,696	$21,227	$156
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$17,505

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,352	$5,269	$1,416	$1,859

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to swap transactions, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(10)	$10

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,951	$4,497

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 75.5%.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

L. Accounting Pronouncement: In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of June 30, 2019 and it did not have an impact on the Fund's consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and five-year periods but better than its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
2655585 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	22
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,285.50	$1,021.47	$3.80	$3.36	0.67%
Growth Portfolio Class II	1,000.00	1,283.90	1,020.23	5.21	4.61	0.92

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	33,618	$2,439
Moderna, Inc. (a)(b)	107,547	1,575
		4,014
Chemicals (2.8%)
Ecolab, Inc.	89,452	17,661
Entertainment (10.6%)
Netflix, Inc. (a)	44,589	16,379
Spotify Technology SA (a)	195,468	28,581
Walt Disney Co. (The)	154,047	21,511
		66,471
Health Care Equipment & Supplies (6.8%)
DexCom, Inc. (a)	74,914	11,225
Intuitive Surgical, Inc. (a)	59,126	31,015
		42,240
Health Care Providers & Services (2.5%)
Covetrus, Inc. (a)	195,017	4,770
Guardant Health, Inc. (a)	125,084	10,799
		15,569
Health Care Technology (4.8%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $1,272; acquired 11/7/18)	3,363	1,303
Veeva Systems, Inc., Class A (a)	177,820	28,827
		30,130
Household Durables (1.4%)
Roku, Inc. (a)	96,405	8,732
Information Technology Services (17.3%)
Adyen N.V. (Netherlands) (a)	12,251	9,460
MongoDB, Inc. (a)	141,639	21,542
Okta, Inc. (a)	75,905	9,375
Shopify, Inc., Class A (Canada) (a)	96,182	28,869
Square, Inc., Class A (a)	132,567	9,615
Twilio, Inc., Class A (a)	216,738	29,552
		108,413
Interactive Media & Services (8.0%)
Alphabet, Inc., Class C (a)	13,749	14,861
Facebook, Inc., Class A (a)	47,232	9,116
Twitter, Inc. (a)	753,935	26,312
		50,289
Internet & Direct Marketing Retail (13.4%)
Amazon.com, Inc. (a)	25,113	47,555
Chewy, Inc., Class A (a)	141,948	4,968
Farfetch Ltd., Class A (a)	352,022	7,322
MercadoLibre, Inc. (a)	24,060	14,719
Wayfair, Inc., Class A (a)	63,496	9,271
		83,835
Life Sciences Tools & Services (5.3%)
Illumina, Inc. (a)	90,492	33,315
	Shares	Value (000)
Road & Rail (3.7%)
Uber Technologies, Inc. (a)	395,286	$18,333
Uber Technologies, Inc. (a)(f) (acquisition cost — $5,591; acquired 12/3/15)	114,627	5,006
		23,339
Semiconductors & Semiconductor Equipment (1.4%)
NVIDIA Corp.	53,493	8,785
Software (16.0%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	70,828	9,267
Coupa Software, Inc. (a)	128,675	16,292
ServiceNow, Inc. (a)	78,702	21,609
Slack Technologies, Inc., Class A (a)	576,036	21,601
Trade Desk, Inc. (The), Class A (a)	43,575	9,926
Workday, Inc., Class A (a)	103,528	21,283
		99,978
Total Common Stocks (Cost $440,854)		592,771
Preferred Stocks (3.3%)
Electronic Equipment, Instruments & Components (0.3%)
Magic Leap Series C (a)(c)(d)(e) (acquisition cost — $1,526; acquired 12/22/15)	66,235	1,788
Internet & Direct Marketing Retail (1.5%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $3,074; acquired 4/16/14)	75,501	9,659
Life Sciences Tools & Services (1.4%)
10X Genomics, Inc. Series B (a)(c)(d)(e) (acquisition cost — $2,053; acquired 12/19/14)	627,809	8,777
Software (0.1%)
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost — $1,618; acquired 6/17/14)	141,612	351
Total Preferred Stocks (Cost $8,271)		20,575
Short-Term Investments (4.4%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	927,192	927
	Face Amount (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $43; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $44)	$43	43

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $241; fully collateralized by U.S. Government obligations; 2.13% – 2.50% due 2/15/41 – 5/15/46; valued at $245)	$241	$241
		284
Total Securities held as Collateral on Loaned Securities (Cost $1,211)		1,211
	Shares
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $26,411)	26,411,055	26,411
Total Short-Term Investments (Cost $27,622)		27,622
Total Investments Excluding Purchased Options (102.4%) (Cost $476,747)		640,968
Total Purchased Options Outstanding (0.1%) (Cost $2,374)		699
Total Investments (102.5%) (Cost $479,121) Including $1,208 of Securities Loaned (g)(h)		641,667
Liabilities in Excess of Other Assets (-2.5%)		(15,682)
Net Assets (100.0%)		$625,985

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Security has been deemed illiquid at June 30, 2019.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $21,878,000 and represents 3.5% of net assets.

(e)  At June 30, 2019, the Fund held fair valued securities valued at approximately $21,878,000, representing 3.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At June 30, 2019, this security amounted to approximately $5,006,000 which represents 0.8% of net assets of the Fund.

(g)  The approximate fair value and percentage of net assets, $9,460,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $172,015,000 and the aggregate gross unrealized depreciation is approximately $9,469,000, resulting in net unrealized appreciation of approximately $162,546,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	106,741,685	106,742	$246		$546	$(300)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	124,767,771	124,768	—	@	608	(608)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	122,666,310	122,666	400		633	(233)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	99,906,661	99,907	53		587	(534)
							$699		$2,374	$(1,675)

@  Value is less than $500.

CNH   — Chinese Yuan Renminbi Offshore

USD   — United States Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.3%
Information Technology Services	16.9
Software	15.7
Internet & Direct Marketing Retail	14.6
Entertainment	10.4
Interactive Media & Services	7.9
Health Care Equipment & Supplies	6.6
Life Sciences Tools & Services	6.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Growth Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $451,783)	$614,329
Investment in Security of Affiliated Issuer, at Value (Cost $27,338)	27,338
Total Investments in Securities, at Value (Cost $479,121)	641,667
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	7
Receivable for Investments Sold	9,439
Receivable for Fund Shares Sold	56
Receivable from Affiliate	45
Receivable from Securities Lending Income	21
Tax Reclaim Receivable	20
Other Assets	37
Total Assets	651,293
Liabilities:
Payable for Investments Purchased	21,575
Collateral on Securities Loaned, at Value	1,218
Due to Broker	900
Payable for Fund Shares Redeemed	633
Payable for Advisory Fees	533
Payable for Servicing Fees	170
Payable for Reorganization Expense	78
Payable for Professional Fees	67
Payable for Distribution Fees — Class II Shares	46
Payable for Administration Fees	41
Payable for Directors' Fees and Expenses	10
Payable for Transfer Agency Fees	2
Other Liabilities	35
Total Liabilities	25,308
NET ASSETS	$625,985
Net Assets Consist of:
Paid-in-Capital	$362,535
Total Distributable Earnings	263,450
Net Assets	$625,985
CLASS I:
Net Assets	$401,703
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,913,830 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$36.81
CLASS II:
Net Assets	$224,282
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,479,805 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$34.61
(1) Including:
Securities on Loan, at Value:	$1,208

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Growth Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$146
Income from Securities Loaned — Net	134
Dividends from Securities of Unaffiliated Issuers	16
Total Investment Income	296
Expenses:
Advisory Fees (Note B)	1,007
Servicing Fees (Note D)	254
Distribution Fees — Class II Shares (Note E)	218
Administration Fees (Note C)	161
Professional Fees	51
Shareholder Reporting Fees	12
Custodian Fees (Note G)	9
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	6
Pricing Fees	2
Reorganization Expense	101
Other Expenses	12
Total Expenses	1,839
Waiver of Advisory Fees (Note B)	(252)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Net Expenses	1,574
Net Investment Loss	(1,278)
Realized Gain (Loss):
Investments Sold	70,097
Foreign Currency Translation	(2)
Net Realized Gain	70,095
Change in Unrealized Appreciation (Depreciation):
Investments	16,247
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	16,247
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	86,342
Net Increase in Net Assets Resulting from Operations	$85,064

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Growth Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,278)	$(1,549)
Net Realized Gain	70,095	37,578
Net Change in Unrealized Appreciation (Depreciation)	16,247	(16,993)
Net Increase in Net Assets Resulting from Operations	85,064	19,036
Dividends and Distributions to Shareholders:
Class I	—	(26,721)
Class II	—	(29,303)
Total Dividends and Distributions to Shareholders	—	(56,024)
Capital Share Transactions:(1)
Class I:
Subscribed	6,003	7,269
Issued due to a Tax-free Reorganization	245,109	—
Distributions Reinvested	—	26,721
Redeemed	(21,214)	(25,308)
Class II:
Subscribed	16,348	72,799
Issued due to a Tax-free Reorganization	61,369	—
Distributions Reinvested	—	29,303
Redeemed	(32,935)	(65,568)
Net Increase in Net Assets Resulting from Capital Share Transactions	274,680	45,216
Total Increase in Net Assets	359,744	8,228
Net Assets:
Beginning of Period	266,241	258,013
End of Period	$625,985	$266,241
(1) Capital Share Transactions:
Class I:
Shares Subscribed	174	219
Shares Issued due to a Tax-free Reorganization	6,914	—
Shares Issued on Distributions Reinvested	—	832
Shares Redeemed	(609)	(747)
Net Increase in Class I Shares Outstanding	6,479	304
Class II:
Shares Subscribed	516	2,242
Shares Issued due to a Tax-free Reorganization	1,840	—
Shares Issued on Distributions Reinvested	—	968
Shares Redeemed	(1,045)	(2,064)
Net Increase in Class II Shares Outstanding	1,311	1,146

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$28.62		$32.38		$24.65		$29.93		$30.73		$31.03
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.14)		(0.13)		(0.03)		(0.11)		(0.06)
Net Realized and Unrealized Gain (Loss)	8.28		3.34		10.44		(0.57)		3.76		1.98
Total from Investment Operations	8.19		3.20		10.31		(0.60)		3.65		1.92
Distributions from and/or in Excess of:
Net Realized Gain	—		(6.96)		(2.58)		(4.68)		(4.45)		(2.22)
Net Asset Value, End of Period	$36.81		$28.62		$32.38		$24.65		$29.93		$30.73
Total Return(3)	28.55	%(7)	7.54%		43.15%		(1.64)%		12.24%		6.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$401,703		$126,941		$133,745		$104,504		$119,883		$122,881
Ratio of Expenses Before Expense Limitation	0.80	%(8)	N/A		0.81%		0.79%		0.81%		0.85%
Ratio of Expenses After Expense Limitation	0.67	%(4)(5)(8)	0.79	%(4)	0.79	%(4)	0.76	%(4)	0.80	%(4)	0.77	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		0.80	%(4)
Ratio of Net Investment Loss	(0.51	)%(4)(8)	(0.39	)%(4)	(0.43	)%(4)	(0.11	)%(4)	(0.37	)%(4)	(0.19	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	67	%(7)	56%		54%		39%		33%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$26.95		$30.89		$23.66		$29.00		$29.97		$30.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.21)		(0.19)		(0.09)		(0.18)		(0.13)
Net Realized and Unrealized Gain (Loss)	7.78		3.23		10.00		(0.57)		3.66		1.93
Total from Investment Operations	7.66		3.02		9.81		(0.66)		3.48		1.80
Distributions from and/or in Excess of:
Net Realized Gain	—		(6.96)		(2.58)		(4.68)		(4.45)		(2.22)
Net Asset Value, End of Period	$34.61		$26.95		$30.89		$23.66		$29.00		$29.97
Total Return(3)	28.39	%(7)	7.30%		42.82%		(1.92)%		11.97%		6.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$224,282		$139,300		$124,268		$80,081		$89,398		$80,103
Ratio of Expenses Before Expense Limitation	1.05	%(8)	N/A		1.06%		1.04%		1.09%		1.20%
Ratio of Expenses After Expense Limitation	0.92	%(4)(5)(8)	1.04	%(4)	1.04	%(4)	1.01	%(4)	1.05	%(4)	1.02	%(4)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		N/A		1.05	%(4)
Ratio of Net Investment Loss	(0.76	)%(4)(8)	(0.64	)%(4)	(0.68	)%(4)	(0.36	)%(4)	(0.62	)%(4)	(0.44	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	67	%(7)	56%		54%		39%		33%		30%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation would have been 0.03% higher and the Ratio of Net Investment Loss would have been 0.03% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

On April 26, 2019, the Fund acquired the net assets of Morgan Stanley Variable Investment Series — Multi Cap Growth ("Multi Cap Growth"), an open-end investment company, based on the respective valuations as of the close of business on April 26, 2019, pursuant to a Plan of Reorganization approved by the shareholders of Multi Cap Growth on February 6, 2019 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 6,914,222 Class I shares of the Fund at a net asset value ("NAV") of $35.45 for 6,427,253 Class X shares of Multi Cap Growth; 1,840,161 Class II shares of the Fund at a NAV of $33.35 for 1,745,017 Class Y shares of Multi Cap Growth. The net assets of Multi Cap Growth before the Reorganization were approximately 306,479,000, including unrealized appreciation (depreciation) of approximately $84,991,000 at April 26, 2019. The investment portfolio of Multi Cap Growth, with a fair value of approximately 306,245,000 and identified cost of approximately $221,254,000, on April 26, 2019, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Multi Cap Growth was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately

$309,573,000. Immediately after the Reorganization, the net assets of the Fund were approximately $616,052,000.

Upon closing of the Reorganization, shareholders of Multi Cap Growth received shares of the Fund as follows:

Multi Cap Growth	Growth Portfolio
Class X	Class I
Class Y	Class II

Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the period ended June 30, 2019, are approximately as follows:

Net investment loss(1)	$(329,000)
Net realized gain and unrealized gain(2)	$202,901,000
Net increase in net assets resulting from operations	$202,572,000

(1)  Approximately $(1,278,000) as reported, plus approximately $388,000 from Multi Cap Growth prior to the Reorganization, plus approximately $561,000 of estimated pro-forma eliminated expenses.

(2)  Approximately $86,342,000 as reported, plus approximately $116,559,000 from Multi Cap Growth prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi Cap Growth that have been included in the Fund's Statement of Operations since April 26, 2019.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$4,014	$—	$—	$4,014
Chemicals	17,661	—	—	17,661
Entertainment	66,471	—	—	66,471
Health Care Equipment & Supplies	42,240	—	—	42,240
Health Care Providers & Services	15,569	—	—	15,569
Health Care Technology	28,827	—	1,303	30,130
Household Durables	8,732	—	—	8,732
Information Technology Services	98,953	9,460	—	108,413
Interactive Media & Services	50,289	—	—	50,289
Internet & Direct Marketing Retail	83,835	—	—	83,835
Life Sciences Tools & Services	33,315	—	—	33,315
Road & Rail	18,333	5,006	—	23,339
Semiconductors & Semiconductor Equipment	8,785	—	—	8,785
Software	99,978	—	—	99,978
Total Common Stocks	577,002	14,466	1,303	592,771
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,788	1,788
Internet & Direct Marketing Retail	—	—	9,659	9,659
Life Sciences Tools & Services	—	—	8,777	8,777
Software	—	—	351	351
Total Preferred Stocks	—	—	20,575	20,575
Call Options Purchased	—	699	—	699
Short-Term Investments
Investment Company	27,338	—	—	27,338
Repurchase Agreements	—	284	—	284
Total Short-Term Investments	27,338	284	—	27,622
Total Assets	$604,340	$15,449	$21,878	$641,667

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$1,274	$8,184
Purchases		8,320
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—
Corporate actions	—	(5,006)
Change in unrealized appreciation (depreciation)	29	9,077
Realized gains (losses)	—	—
Ending Balance	$1,303	$20,575
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$29	$9,077

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Common Stock	$1,303	Market Transaction Method	Precedent Transaction	$378.16	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	Decrease
Perpetual Growth Rate	3.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	0.8	x	Increase
Discount for Lack of Marketability	10.0%	Decrease
Preferred Stocks	$20,575	Market Transaction Method	Precedent Transaction	$27.00	Increase
Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–19.5%/15.5%	Decrease
Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
Market Comparable Companies	Enterprise Value/ Revenue	1.8x–12.4x/5.3x	Increase
Discount for Lack of Marketability	10.0%–20.0%/11.1%	Decrease
Comparable Transactions	Enterprise Value/ Revenue	2.2x–22.4x/6.2x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar)

instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$699	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(273	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(960	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$699	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master

Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$246	$—	$(246)	$0
Royal Bank of Scotland	453	—	(453)	0
Total	$699	$—	$(699)	$0

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	271,340,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,208	(f)	$—	$(1,208	)(g)(h)	$0

(f)  Represents market value of loaned securities at period end.

(g)  The Fund received cash collateral of approximately $1,218,000, of which approximately $1,211,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $7,000, which is not reflected in the Portfolio of Investments.

(h)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,218	$—	$—	$—	$1,218
Total Borrowings	$1,218	$—	$—	$—	$1,218
Gross amount of recognized liabilities for securities lending transactions					$1,218

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.37% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares and 1.05% for Class II shares. Effective April 29, 2019, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual operating expenses will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization. For the six months ended June 30, 2019, approximately $252,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $278,154,000 and $308,693,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019,

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$7,895	$143,001	$123,558	$146
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$27,338

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$4,769	$51,255	$—	$18,933

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(3,434)	$3,434

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$33,200

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 80.1%.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
2655639 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Discovery Portfolio
(formerly Mid Cap Growth Portfolio)

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Investment Advisory Agreement Approval	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

Discovery Portfolio

As a shareholder of the Discovery Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,426.70	$1,020.13	$5.66	$4.71	0.94%
Discovery Portfolio Class II	1,000.00	1,426.10	1,019.64	6.26	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.8%)
Aerospace & Defense (1.0%)
HEICO Corp., Class A	17,105	$1,768
Biotechnology (2.5%)
Alnylam Pharmaceuticals, Inc. (a)	9,724	705
Exact Sciences Corp. (a)	27,264	3,218
Moderna, Inc. (a)(b)	31,128	456
		4,379
Capital Markets (1.6%)
MarketAxess Holdings, Inc.	9,075	2,917
Commercial Services & Supplies (4.1%)
Copart, Inc. (a)	37,100	2,773
Rollins, Inc.	73,203	2,626
Waste Connections, Inc.	18,720	1,789
		7,188
Containers & Packaging (1.5%)
Ball Corp.	38,945	2,726
Diversified Consumer Services (1.0%)
ServiceMaster Global Holdings, Inc. (a)	34,764	1,811
Entertainment (4.8%)
Spotify Technology SA (a)	58,050	8,488
Health Care Equipment & Supplies (4.8%)
DexCom, Inc. (a)	35,873	5,375
Penumbra, Inc. (a)	19,064	3,050
		8,425
Health Care Providers & Services (4.6%)
Covetrus, Inc. (a)	93,409	2,285
Guardant Health, Inc. (a)	36,639	3,163
HealthEquity, Inc. (a)	40,704	2,662
		8,110
Health Care Technology (5.0%)
Agilon Health Topco, Inc. (a)(c)(d)(e) (acquisition cost — $596; acquired 11/7/18)	1,577	611
Veeva Systems, Inc., Class A (a)	50,898	8,251
		8,862
Hotels, Restaurants & Leisure (1.5%)
Vail Resorts, Inc.	12,016	2,682
Household Durables (2.4%)
Roku, Inc. (a)	47,001	4,257
Information Technology Services (21.3%)
Adyen N.V. (Netherlands) (a)	3,571	2,757
Broadridge Financial Solutions, Inc.	20,730	2,647
MongoDB, Inc. (a)	53,101	8,076
Okta, Inc. (a)	36,492	4,507
Shopify, Inc., Class A (Canada) (a)	27,745	8,328
Square, Inc., Class A (a)	38,292	2,777
Twilio, Inc., Class A (a)	63,277	8,628
		37,720
	Shares	Value (000)
Interactive Media & Services (10.7%)
Match Group, Inc.	40,378	$2,716
Pinterest, Inc., Class A (a)	139,026	3,784
Snap, Inc., Class A (a)	123,618	1,768
Twitter, Inc. (a)	210,395	7,343
Zillow Group, Inc., Class C (a)	74,156	3,440
		19,051
Internet & Direct Marketing Retail (7.9%)
Chewy, Inc., Class A (a)	41,106	1,439
Farfetch Ltd., Class A (a)	119,423	2,484
MercadoLibre, Inc. (a)	7,374	4,511
Overstock.com, Inc. (a)(b)	78,665	1,070
Wayfair, Inc., Class A (a)	30,624	4,471
		13,975
Machinery (1.0%)
Fortive Corp.	22,621	1,844
Pharmaceuticals (1.5%)
Elanco Animal Health, Inc. (a)	80,026	2,705
Professional Services (1.0%)
Verisk Analytics, Inc.	12,336	1,807
Software (16.1%)
Anaplan, Inc. (a)	54,860	2,769
Coupa Software, Inc. (a)	66,552	8,426
Slack Technologies, Inc., Class A (a)	165,621	6,211
Smartsheet, Inc., Class A (a)	92,517	4,478
Trade Desk, Inc. (The), Class A (a)	21,145	4,816
Zoom Video Communications, Inc., Class A (a)(b)	20,407	1,812
		28,512
Specialty Retail (1.5%)
Carvana Co. (a)	41,613	2,605
Total Common Stocks (Cost $126,672)		169,832
Preferred Stocks (3.0%)
Internet & Direct Marketing Retail (2.4%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost — $1,370; acquired 4/16/14)	33,636	4,303
Software (0.6%)
Palantir Technologies Inc Series G (a)(c)(d)(e) (acquisition cost — $455; acquired 7/19/12)	148,616	704
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	138
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost — $102; acquired 10/25/13)	29,092	138
		980
Total Preferred Stocks (Cost $2,029)		5,283
Short-Term Investments (7.8%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	2,591,925	2,592

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (2.50%, dated 6/28/19, due 7/1/19; proceeds $120; fully collateralized by a U.S. Government obligation; 3.63% due 2/15/44; valued at $122)	$120	$120
Merrill Lynch & Co., Inc., (2.48%, dated 6/28/19, due 7/1/19; proceeds $672; fully collateralized by U.S. Government obligations; 2.13% – 2.50% due 2/15/41 – 5/15/46; valued at $686)	672	672
		792
Total Securities held as Collateral on Loaned Securities (Cost $3,384)		3,384
	Shares
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $10,484)	10,483,653	10,484
Total Short-Term Investments (Cost $13,868)		13,868
Total Investments Excluding Purchased Options (106.6%) (Cost $142,569)		188,983
Total Purchased Options Outstanding (0.1%) (Cost $605)		190
Total Investments (106.7%) (Cost $143,174) Including $3,337 of Securities Loaned (f)(g)		189,173
Liabilities in Excess of Other Assets (-6.7%)		(11,903)
Net Assets (100.0%)		$177,270

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2019.

(c)  Security has been deemed illiquid at June 30, 2019.

(d)  At June 30, 2019, the Fund held fair valued securities valued at approximately $5,894,000, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2019 amounts to approximately $5,894,000 and represents 3.3% of net assets.

(f)  The approximate fair value and percentage of net assets, $2,757,000 and 1.6%, respectively, represents a security that has been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,114,000 and the aggregate gross unrealized depreciation is approximately $4,115,000, resulting in net unrealized appreciation of approximately $45,999,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan-20	26,548,004	26,548	$61		$136	$(75)
Royal Bank of Scotland	USD/CNH	CNH	7.78	Jul-19	29,016,184	29,016	—	@	141	(141)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun-20	35,489,537	35,490	116		183	(67)
Royal Bank of Scotland	USD/CNH	CNH	8.00	Oct-19	24,601,062	24,601	13		145	(132)
							$190		$605	$(415)

@  — Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	38.0%
Information Technology Services	20.3
Software	15.9
Interactive Media & Services	10.3
Internet & Direct Marketing Retail	9.8
Short-Term Investments	5.7
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2019.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $130,098)	$176,097
Investment in Security of Affiliated Issuer, at Value (Cost $13,076)	13,076
Total Investments in Securities, at Value (Cost $143,174)	189,173
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	20
Receivable for Investments Sold	9,717
Receivable for Fund Shares Sold	30
Receivable from Affiliate	18
Receivable from Securities Lending Income	17
Dividends Receivable	1
Other Assets	18
Total Assets	198,995
Liabilities:
Payable for Investments Purchased	15,757
Collateral on Securities Loaned, at Value	3,404
Payable for Fund Shares Redeemed	2,124
Payable for Advisory Fees	250
Payable for Servicing Fees	56
Payable for Professional Fees	46
Due to Broker	40
Payable for Administration Fees	12
Payable for Distribution Fees — Class II Shares	12
Payable for Transfer Agency Fees	2
Payable for Custodian Fees	1
Other Liabilities	21
Total Liabilities	21,725
NET ASSETS	$177,270
Net Assets Consist of:
Paid-in-Capital	$90,192
Total Distributable Earnings	87,078
Net Assets	$177,270
CLASS I:
Net Assets	$37,698
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,466,533 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$15.28
CLASS II:
Net Assets	$139,572
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,391,974 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$14.86
(1) Including:
Securities on Loan, at Value:	$3,337

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Discovery Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Income from Securities Loaned — Net	$125
Dividends from Security of Affiliated Issuer (Note H)	70
Dividends from Securities of Unaffiliated Issuers (Net of $9 of Foreign Taxes Withheld)	58
Total Investment Income	253
Expenses:
Advisory Fees (Note B)	597
Distribution Fees — Class II Shares (Note E)	156
Servicing Fees (Note D)	121
Administration Fees (Note C)	64
Professional Fees	56
Shareholder Reporting Fees	17
Custodian Fees (Note G)	8
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	4
Pricing Fees	2
Other Expenses	13
Total Expenses	1,043
Waiver of Advisory Fees (Note B)	(130)
Waiver of Distribution Fees — Class II Shares (Note E)	(94)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	813
Net Investment Loss	(560)
Realized Gain:
Investments Sold	18,786
Foreign Currency Translation	4
Net Realized Gain	18,790
Change in Unrealized Appreciation (Depreciation):
Investments	36,149
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	36,149
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	54,939
Net Increase in Net Assets Resulting from Operations	$54,379

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(560)	$(910)
Net Realized Gain	18,790	24,307
Net Change in Unrealized Appreciation (Depreciation)	36,149	(11,949)
Net Increase in Net Assets Resulting from Operations	54,379	11,448
Dividends and Distributions to Shareholders:
Class I	—	(6,586)
Class II	—	(21,886)
Total Dividends and Distributions to Shareholders	—	(28,472)
Capital Share Transactions:(1)
Class I:
Subscribed	4,757	14,292
Distributions Reinvested	—	6,586
Redeemed	(6,381)	(18,012)
Class II:
Subscribed	11,113	24,186
Distributions Reinvested	—	21,886
Redeemed	(14,258)	(22,141)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,769)	26,797
Total Increase in Net Assets	49,610	9,773
Net Assets:
Beginning of Period	127,660	117,887
End of Period	$177,270	$127,660
(1) Capital Share Transactions:
Class I:
Shares Subscribed	351	1,154
Shares Issued on Distributions Reinvested	—	549
Shares Redeemed	(463)	(1,500)
Net Increase (Decrease) in Class I Shares Outstanding	(112)	203
Class II:
Shares Subscribed	862	1,994
Shares Issued on Distributions Reinvested	—	1,874
Shares Redeemed	(1,067)	(1,796)
Net Increase (Decrease) in Class II Shares Outstanding	(205)	2,072

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.71		$12.10		$8.72		$10.03		$12.73		$14.41
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.08)		(0.05)		(0.00	)(3)	(0.08)		(0.02)
Net Realized and Unrealized Gain (Loss)	4.61		1.69		3.43		(0.87)		(0.50)		0.28
Total from Investment Operations	4.57		1.61		3.38		(0.87)		(0.58)		0.26
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.00)		—		(0.44)		(2.12)		(1.94)
Net Asset Value, End of Period	$15.28		$10.71		$12.10		$8.72		$10.03		$12.73
Total Return(4)	42.67	%(8)	10.65%		38.76%		(8.78)%		(5.90)%		1.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$37,698		$27,630		$28,747		$27,893		$48,467		$66,653
Ratio of Expenses Before Expense Limitation	1.11	%(9)	1.15%		1.17%		1.14%		1.10%		1.10%
Ratio of Expenses After Expense Limitation	0.94	%(5)(9)	0.94	%(5)	0.99	%(5)(6)	1.04	%(5)	1.05	%(5)	1.05	%(5)
Ratio of Net Investment Loss	(0.62	)%(5)(9)	(0.59	)%(5)	(0.45	)%(5)	(0.00	)%(5)(7)	(0.67	)%(5)	(0.14	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.00	%(7)	0.01%		0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	63	%(8)	89%		64%		42%		25%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(5)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expense to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2017, the maximum ratio was 1.05% for Class I shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$10.42		$11.85		$8.55		$9.85		$12.55		$14.25
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.09)		(0.06)		(0.01)		(0.09)		(0.03)
Net Realized and Unrealized Gain (Loss)	4.49		1.66		3.36		(0.85)		(0.49)		0.27
Total from Investment Operations	4.44		1.57		3.30		(0.86)		(0.58)		0.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.00)		—		(0.44)		(2.12)		(1.94)
Net Asset Value, End of Period	$14.86		$10.42		$11.85		$8.55		$9.85		$12.55
Total Return(3)	42.61	%(7)	10.53%		38.60%		(8.84)%		(5.99)%		1.84%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,572		$100,030		$89,140		$75,163		$98,499		$129,617
Ratio of Expenses Before Expense Limitation	1.36	%(8)	1.40%		1.42%		1.39%		1.39%		1.45%
Ratio of Expenses After Expense Limitation	1.04	%(4)(8)	1.04	%(4)	1.09	%(4)(5)	1.14	%(4)	1.15	%(4)	1.15	%(4)
Ratio of Net Investment Loss	(0.72	)%(4)(8)	(0.69	)%(4)	(0.55	)%(4)	(0.10	)%(4)	(0.77	)%(4)	(0.24	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.00	%(6)	0.01%		0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	63	%(7)	89%		64%		42%		25%		44%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Loss would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment loss.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.15% for Class II shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Discovery Portfolio (name changed on April 30, 2019, formerly Mid Cap Growth Portfolio). The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (5) when market quotations are not readily available,

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$1,768	$—	$—	$1,768
Biotechnology	4,379	—	—	4,379
Capital Markets	2,917	—	—	2,917
Commercial Services & Supplies	7,188	—	—	7,188
Containers & Packaging	2,726	—	—	2,726
Diversified Consumer Services	1,811	—	—	1,811
Entertainment	8,488	—	—	8,488
Health Care Equipment & Supplies	8,425	—	—	8,425

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Providers & Services	$8,110	$—	$—	$8,110
Health Care Technology	8,251	—	611	8,862
Hotels, Restaurants & Leisure	2,682	—	—	2,682
Household Durables	4,257	—	—	4,257
Information Technology Services	34,963	2,757	—	37,720
Interactive Media & Services	19,051	—	—	19,051
Internet & Direct Marketing Retail	13,975	—	—	13,975
Machinery	1,844	—	—	1,844
Pharmaceuticals	2,705	—	—	2,705
Professional Services	1,807	—	—	1,807
Software	28,512	—	—	28,512
Specialty Retail	2,605	—	—	2,605
Total Common Stocks	166,464	2,757	611	169,832
Preferred Stocks
Internet & Direct Marketing Retail	—	—	4,303	4,303
Software	—	—	980	980
Total Preferred Stocks	—	—	5,283	5,283
Call Options Purchased	—	190	—	190
Short-Term Investments
Investment Company	13,076	—	—	13,076
Repurchase Agreements	—	792	—	792
Total Short-Term Investments	13,076	792	—	13,868
Total Assets	$179,540	$3,739	$5,894	$189,173

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$597	$4,926
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	14	357
Realized gains (losses)	—	—
Ending Balance	$611	$5,283
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2019	$14	$357

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2019.

	Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
Common Stock	$611	Market Transaction Method	Precedent Transaction	$378.16		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	0.8	x	Increase
			Discount for Lack of Marketability	10.0%		Decrease
Preferred Stocks	$5,283	Discounted Cash Flow	Weighted Average Cost of Capital	13.5%–15.5%/14.5%		Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%		Increase

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Fair Value at June 30, 2019 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
	Market Comparable Companies	Enterprise Value/Revenue	1.6x–14.7x/6.9x		Increase
		Discount for Lack of Marketability	10.0%–13.0%/10.6%		Decrease
	Comparable Transactions	Enterprise Value/Revenue	12.0	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2019:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$190	(a)

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2019 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(124	)(b)

(b)  Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(84	)(c)

(c)  Amounts are included in Investments in the Statement of Operations.

At June 30, 2019, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$190	(a)	$—

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas	$61	$—	$—	$61
Royal Bank of Scotland	129	—	(40)	89
Total	$190	$—	$(40)	$150

(a)  Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

For the six months ended June 30, 2019, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	86,080,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of

Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2019:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,337	(e)	$—	$(3,337	)(f)(g)	$0

(e)  Represents market value of loaned securities at period end.

(f)  The Fund received cash collateral of approximately $3,404,000, of which approximately $3,384,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2019, there was uninvested cash of approximately $20,000, which is not reflected in the Portfolio of Investments.

(g)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2019:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,404	$—	$—	$—	$3,404
Total Borrowings	$3,404	$—	$—	$—	$3,404
Gross amount of recognized liabilities for securities lending transactions					$3,404

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.58% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $130,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2019, this waiver amounted to approximately $94,000.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $96,934,000 and $100,599,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,679	$65,942	$58,545	$70
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$13,076

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,341	$27,131	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2018.

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$605	$23,422

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 54.2%.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
2655593 EXP. 08.31.20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	15
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Expense Example (unaudited)

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2019 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/19	Actual Ending Account Value 6/30/19	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,130.10	$1,020.73	$4.33	$4.11	0.82%
U.S. Real Estate Portfolio Class II	1,000.00	1,128.90	1,019.49	5.65	5.36	1.07

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Apartments (17.0%)
American Campus Communities, Inc. REIT	86,730	$4,003
Apartment Investment & Management Co., Class A REIT	68,939	3,455
AvalonBay Communities, Inc. REIT	112,111	22,779
Camden Property Trust REIT	102,755	10,727
Equity Residential REIT	213,407	16,202
Essex Property Trust, Inc. REIT	23,111	6,747
Mid-America Apartment Communities, Inc. REIT	44,083	5,191
UDR, Inc. REIT	83,366	3,742
		72,846
Data Centers (2.7%)
Digital Realty Trust, Inc. REIT	84,240	9,923
QTS Realty Trust, Inc., Class A REIT	31,380	1,449
		11,372
Diversified (6.1%)
JBG SMITH Properties REIT	78,558	3,090
Lexington Realty Trust REIT	166,060	1,563
Mack-Cali Realty Corp. REIT	331,070	7,711
Vornado Realty Trust REIT	211,659	13,567
		25,931
Health Care (6.2%)
HCP, Inc. REIT	84,106	2,690
Healthcare Realty Trust, Inc. REIT	336,798	10,549
Healthcare Trust of America, Inc., Class A REIT	122,512	3,360
Senior Housing Properties Trust REIT	107,460	889
Ventas, Inc. REIT	22,199	1,517
Welltower, Inc. REIT	93,375	7,613
		26,618
Industrial (7.0%)
Duke Realty Corp. REIT	68,829	2,176
ProLogis, Inc. REIT	345,183	27,649
		29,825
Lodging/Resorts (10.2%)
Chesapeake Lodging Trust REIT	37,457	1,064
DiamondRock Hospitality Co. REIT	952,345	9,847
Host Hotels & Resorts, Inc. REIT	1,033,919	18,838
RLJ Lodging Trust REIT	529,075	9,386
Sunstone Hotel Investors, Inc. REIT	328,276	4,501
		43,636
Office (21.8%)
Alexandria Real Estate Equities, Inc. REIT	40,403	5,700
Boston Properties, Inc. REIT	191,488	24,702
Brandywine Realty Trust REIT	64,421	923
Columbia Property Trust, Inc. REIT	255,980	5,309
Corporate Office Properties Trust REIT	59,244	1,562
Cousins Properties, Inc. REIT	155,896	5,639
Hudson Pacific Properties, Inc. REIT	261,793	8,710
Kilroy Realty Corp. REIT	47,444	3,502
	Shares	Value (000)
Paramount Group, Inc. REIT	608,059	$8,519
SL Green Realty Corp. REIT	353,592	28,418
		92,984
Regional Malls (14.3%)
Macerich Co. (The) REIT	523,508	17,532
Simon Property Group, Inc. REIT	274,103	43,791
		61,323
Self Storage (5.6%)
CubeSmart REIT	222,604	7,444
Extra Space Storage, Inc. REIT	40,130	4,258
Life Storage, Inc. REIT	18,691	1,777
Public Storage REIT	44,012	10,482
		23,961
Shopping Centers (4.8%)
Brixmor Property Group, Inc. REIT	371,820	6,648
Regency Centers Corp. REIT	169,035	11,282
Weingarten Realty Investors REIT	102,310	2,805
		20,735
Single Family Homes (2.6%)
American Homes 4 Rent, Class A REIT	141,535	3,441
Invitation Homes, Inc. REIT	283,968	7,590
		11,031
Specialty (0.9%)
Gaming and Leisure Properties, Inc. REIT	95,335	3,716
Total Common Stocks (Cost $321,670)		423,978
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $2,405)	2,405,209	2,405
Total Investments (99.8%) (Cost $324,075) (a)		426,383
Other Assets in Excess of Liabilities (0.2%)		825
Net Assets (100.0%)		$427,208

(a)  At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $119,324,000 and the aggregate gross unrealized depreciation is approximately $17,016,000, resulting in net unrealized appreciation of approximately $102,308,000.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Office	21.8%
Apartments	17.1
Regional Malls	14.4
Other*	11.6
Lodging/Resorts	10.2
Industrial	7.0
Health Care	6.2
Diversified	6.1
Self Storage	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2019 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $321,670)	$423,978
Investment in Security of Affiliated Issuer, at Value (Cost $2,405)	2,405
Total Investments in Securities, at Value (Cost $324,075)	426,383
Dividends Receivable	1,700
Receivable for Fund Shares Sold	358
Receivable for Investments Sold	276
Receivable from Affiliate	6
Other Assets	33
Total Assets	428,756
Liabilities:
Payable for Advisory Fees	599
Payable for Investments Purchased	381
Payable for Fund Shares Redeemed	215
Payable for Servicing Fees	159
Payable for Professional Fees	55
Payable for Distribution Fees — Class II Shares	48
Payable for Administration Fees	29
Payable for Custodian Fees	6
Payable for Transfer Agency Fees	3
Other Liabilities	53
Total Liabilities	1,548
NET ASSETS	$427,208
Net Assets Consist of:
Paid-in-Capital	$294,051
Total Distributable Earnings	133,157
Net Assets	$427,208
CLASS I:
Net Assets	$199,851
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,058,480 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$22.06
CLASS II:
Net Assets	$227,357
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,381,831 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$21.90

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2019 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$8,446
Dividends from Security of Affiliated Issuer (Note H)	38
Total Investment Income	8,484
Expenses:
Advisory Fees (Note B)	1,515
Servicing Fees (Note D)	310
Distribution Fees — Class II Shares (Note E)	289
Administration Fees (Note C)	173
Professional Fees	48
Shareholder Reporting Fees	21
Custodian Fees (Note G)	13
Directors' Fees and Expenses	8
Transfer Agency Fees (Note F)	7
Pricing Fees	2
Other Expenses	7
Total Expenses	2,393
Waiver of Advisory Fees (Note B)	(330)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	2,060
Net Investment Income	6,424
Realized Gain:
Investments Sold	8,988
Change in Unrealized Appreciation (Depreciation):
Investments	36,418
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	45,406
Net Increase in Net Assets Resulting from Operations	$51,830

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2019 (unaudited) (000)	Year Ended December 31, 2018 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,424	$10,854
Net Realized Gain	8,988	19,764
Net Change in Unrealized Appreciation (Depreciation)	36,418	(66,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	51,830	(35,526)
Dividends and Distributions to Shareholders:
Class I	—	(5,844)
Class II	—	(6,234)
Total Dividends and Distributions to Shareholders	—	(12,078)
Capital Share Transactions:(1)
Class I:
Subscribed	9,087	18,268
Distributions Reinvested	—	5,844
Redeemed	(18,508)	(45,700)
Class II:
Subscribed	5,463	14,374
Distributions Reinvested	—	6,234
Redeemed	(24,145)	(59,903)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,103)	(60,883)
Total Increase (Decrease) in Net Assets	23,727	(108,487)
Net Assets:
Beginning of Period	403,481	511,968
End of Period	$427,208	$403,481
(1) Capital Share Transactions:
Class I:
Shares Subscribed	414	884
Shares Issued on Distributions Reinvested	—	272
Shares Redeemed	(841)	(2,188)
Net Decrease in Class I Shares Outstanding	(427)	(1,032)
Class II:
Shares Subscribed	249	710
Shares Issued on Distributions Reinvested	—	292
Shares Redeemed	(1,118)	(2,883)
Net Decrease in Class II Shares Outstanding	(869)	(1,881)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.52		$21.72		$21.39		$20.28		$20.13		$15.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.34		0.51		0.45		0.35		0.30		0.27
Net Realized and Unrealized Gain (Loss)	2.20		(2.13)		0.20		1.04		0.12		4.38
Total from Investment Operations	2.54		(1.62)		0.65		1.39		0.42		4.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.58)		(0.32)		(0.28)		(0.27)		(0.26)
Net Asset Value, End of Period	$22.06		$19.52		$21.72		$21.39		$20.28		$20.13
Total Return(3)	13.01	%(10)	(7.71)%		3.11%		6.81%		2.17%		29.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$199,851		$185,191		$228,487		$251,517		$191,188		$204,740
Ratio of Expenses Before Expense Limitation	0.97	%(11)	1.03%		1.07%		1.06%		1.07%		1.11%
Ratio of Expenses After Expense Limitation	0.82	%(4)(11)	0.86	%(4)(5)	0.92	%(4)(6)	0.97	%(4)(7)	1.00	%(4)	1.06	%(4)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.00	%(4)	1.05	%(4)(8)
Ratio of Net Investment Income	3.10	%(4)(11)	2.47	%(4)	2.13	%(4)	1.66	%(4)	2.36	%(4)	1.52	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	11	%(10)	40%		44%		21%		26%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.95% for Class I shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class I shares. Prior to July 1, 2016, the maximum ratio was 1.00% for Class I shares.

(8)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1, 2014, the maximum ratio was 1.10% for Class I shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2019		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2018		2017		2016(1)		2015		2014
Net Asset Value, Beginning of Period	$19.40		$21.59		$21.26		$20.16		$20.02		$15.66
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.31		0.46		0.40		0.29		0.25		0.23
Net Realized and Unrealized Gain (Loss)	2.19		(2.13)		0.20		1.04		0.12		4.35
Total from Investment Operations	2.50		(1.67)		0.60		1.33		0.37		4.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.27)		(0.23)		(0.23)		(0.22)
Net Asset Value, End of Period	$21.90		$19.40		$21.59		$21.26		$20.16		$20.02
Total Return(3)	12.89	%(10)	(7.97)%		2.87%		6.55%		1.92%		29.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$227,357		$218,290		$283,481		$298,254		$281,056		$279,305
Ratio of Expenses Before Expense Limitation	1.22	%(11)	1.28%		1.32%		1.31%		1.35%		1.46%
Ratio of Expenses After Expense Limitation	1.07	%(4)(11)	1.11	%(4)(5)	1.17	%(4)(6)	1.22	%(4)(7)	1.25	%(4)	1.31	%(4)(8)
Ratio of Expenses After Expense Limitation Excluding Non Operating Expenses	N/A		N/A		N/A		N/A		1.25	%(4)	1.30	%(4)(8)
Ratio of Net Investment Income	2.85	%(4)(11)	2.22	%(4)	1.88	%(4)	1.41	%(4)	2.11	%(4)	1.27	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(11)	0.00	%(9)	0.00	%(9)	0.01%		0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	11	%(10)	40%		44%		21%		26%		25%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class II shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  The Ratios of Expenses After Expense Limitation and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(6)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2017, the maximum ratio was 1.20% for Class II shares.

(7)  Effective July 1, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class II shares. Prior to July 1, 2016, the maximum ratio was 1.25% for Class II shares.

(8)  Effective July 1, 2014, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2014, the maximum ratio was 1.35% for Class II shares.

(9)  Amount is less than 0.005%.

(10)  Not annualized.

(11)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In August 2018, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund's adoption was limited to changes in the Fund's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$72,846	$—	$—	$72,846
Data Centers	11,372	—	—	11,372
Diversified	25,931	—	—	25,931
Health Care	26,618	—	—	26,618
Industrial	29,825	—	—	29,825
Lodging/Resorts	43,636	—	—	43,636
Office	92,984	—	—	92,984
Regional Malls	61,323	—	—	61,323
Self Storage	23,961	—	—	23,961
Shopping Centers	20,735	—	—	20,735
Single Family Homes	11,031	—	—	11,031
Specialty	3,716	—	—	3,716
Total Common Stocks	423,978	—	—	423,978
Short-Term Investment
Investment Company	2,405	—	—	2,405
Total Assets	$426,383	$—	$—	$426,383

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2019, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual portfolio operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2019, approximately $330,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2019, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $48,954,000 and $71,594,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2019.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2019, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2019 is as follows:

Affiliated Investment Company	Value December 31, 2018 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,802	$31,212	$30,609	$38
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2019 (000)
Liquidity Funds	$—	$—	$2,405

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2018 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2018 and 2017 was as follows:

2018 Distributions Paid From:		2017 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,078	$—	$7,201	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to REIT basis adjustments and basis adjustments on partnership securities sold, resulted in the following reclassifications among the components of net assets at December 31, 2018:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(206)	$206

At December 31, 2018, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$8,743	$14,986

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $150,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 22, 2019, the committed line amount increased to $300,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2019, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2019, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.1%.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2018, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019

Investment Advisory Agreement Approval (unaudited) (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2019 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman

Kathleen A. Dennis

Nancy C. Everett

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia Maleski

Michael E. Nugent, Chair of the Board

W. Allen Reed

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
2655616 EXP. 08.31.20

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 15, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 15, 2019